      As filed with the Securities and Exchange Commission on April 17, 2001
                                                  Registration Nos. 33-71688
                                                                 811-8154-01





                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 10



                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                                AMENDMENT NO. 28



                               SEPARATE ACCOUNT A
                                       OF
                       FIRST FORTIS LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                        ---------------------------------


                       FIRST FORTIS LIFE INSURANCE COMPANY
                               (Name of Depositor)
                         308 Maltbie Street, Suite 200
                            Syracuse, New York 13204
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                  315-451-0066
                        ---------------------------------

                             DAVID A. PETERSON, ESQ.
                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

                       -----------------------------------

It is proposed that this filing will become effective (check appropriate box):


          immediately upon filing pursuant to paragraph (b) of Rule 485.
     ---
      X   on May 1, 2001 pursuant to paragraph (b) of Rule 485.
     ---
          60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     ---
          On May 1, 1998 pursuant to paragraph (a)(1) of Rule 485.
     ---


     If appropriate, check the following box:

          This post effective amendment designates a new effective date --- for a previously filed post effective amendment.

                     --------------------------------------

                              VARIABLE ACCOUNT A OF
                       FIRST FORTIS LIFE INSURANCE COMPANY

                     CROSS REFERENCE SHEET SHOWING LOCATION
                         OF INFORMATION IN PROSPECTUS OR
                       STATEMENT OF ADDITIONAL INFORMATION

Form N-4                                               Prospectus Caption
--------                                               ------------------
1.  Cover Page                                         Cover Page

2.  Definitions                                        Special Terms Used in This Prospectus

3.  Synopsis of Highlights                             Summary; Information concerning
                                                       fees and charges

4.  Condensed Financial                                Summary -- Financial information
    Information

5.  General Description of  Registrant, Depositor      Summary--Separate Account Investment Options;
    and Portfolio Companies                            First Fortis and the Separate Account; Fixed Account

6.  Deductions                                         Summary--Charges and Deductions; Charges and
                                                       Deductions

7.  General Description of Variable                    Accumulation Period; General Provisions
    Annuity Contracts

8.  Annuity Period                                     The Annuity Period

9.  Death Benefit                                      Summary--Death Benefit; Accumulation Period
                                                       -- Benefit Payable on Death of  Annuitant or Contract
                                                       Owner

10. Purchases and Contract Value                       Accumulation Period -- Issuance of a Contract and
                                                       Purchase Payments-- Contract Value

11. Redemptions                                        Summary--Total and Partial Surrenders;
                                                       Accumulation Period-- Total and Partial Surrenders

12. Taxes                                              Summary--Tax Implications; Federal Tax Matters

13. Legal Proceedings                                  None

14. Table of Contents of the Statement of              Contents of the Statement of Additional
    Additional Information                             Information

15. Cover Page                                         Cover Page

16. Table of Contents                                  Table of Contents

17. General Information and  History                   First Fortis Life Insurance Company

18. Services                                           Services

19. Purchases of Securities Being  Offered             Reduction of Charges

20. Underwriters                                       Services

21. Calculation of Performance Data                    Appendix A

22. Annuity Payments                                   Calculation of Annuity Payments

23. Financial Statements                               Financial Statements

FIRST FORTIS

OPPORTUNITY
VARIABLE
ANNUITY
Individual Flexible
Premium Deferred
Variable Annuity Contract
PROSPECTUS DATED

May 1, 2001

[FORTIS SOLID PARTNERS, FLEXIBLE SOLUTIONS(SM) LOGO]

99103 (5/01)


FIRST FORTIS LIFE INSURANCE COMPANY

MAILING ADDRESS:    STREET ADDRESS:     PHONE: 1-800-745-8248
P.O. BOX 3249       308 MALTBIE STREET
SYRACUSE, NY 13220  SUITE 200
                    SYRACUSE, NY 13204

This prospectus describes an individual flexible premium deferred variable annuity contract issued by First Fortis Life Insurance Company ("First Fortis").

The contracts allow you to accumulate funds on a tax-deferred basis. You may elect a guaranteed interest accumulation option through a fixed account or a variable return accumulation option through a separate account, or a combination of these two options. Under the variable return accumulation option, you can choose among the following investment portfolios of Fortis Series Fund, Inc. (those portfolios which have a non-Fortis subadvisor include the name of the subadvisor at the beginning of the portfolio name):



Money Market Series                            MFS--Capital Opportunities Series
U.S. Government Securities Series              Growth & Income Series
Diversified Income Series                      Dreyfus--S&P 500 Index Series
AIM--Multisector Bond Series                   T. Rowe Price--Blue Chip Stock Series
High Yield Series                              AIM--Blue Chip Stock Series II
T. Rowe Price -- International Stock Series    Alliance--Large Cap Growth Series
II                                             MFS--Investors Growth Series
Lazard Freres--International Stock Series      Dreyfus--Mid Cap Stock Series
Global Growth Series                           Growth Stock Series
MFS--Global Equity Series                      Berger--Small Cap Value Series
Asset Allocation Series                        Aggressive Growth Series
Federated--American Leaders Series
Value Series


The accompanying prospectus for these investment portfolios describes the investment objectives, policies and risks of each portfolio.

This prospectus gives you information about the contracts that you should know before investing. This prospectus must be accompanied by a current prospectus of available investment portfolios. Both prospectuses should be read carefully and kept for future reference.


A Statement of Additional Information, dated May 1, 2001, about the contracts has been filed with the Securities and Exchange Commission and is available without charge from First Fortis at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 20 of this prospectus.

THESE CONTRACTS ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


                                                                PAGE
Special Terms Used in This Prospectus.......................      3
Information Concerning Fees and Charges.....................      4
Summary.....................................................      6
First Fortis and the Separate Account.......................      8
     - First Fortis Life Insurance Company..................      8
     - The Separate Account.................................      8
     - Fortis Series Fund, Inc..............................      9
Accumulation Period.........................................      9
     - Issuance of a Contract and Purchase Payments.........      9
     - Contract Value.......................................     10
     - Allocation of Purchase Payments and Contract Value...     10
     - Total and Partial Surrenders.........................     10
     - Telephone Transactions...............................     11
     - Benefit Payable on Death of Annuitant or Contract
      Owner.................................................     11
The Annuity Period..........................................     12
     - Annuity Commencement Date............................     12
     - Commencement of Annuity Payments.....................     12
     - Relationship Between Subaccount Investment
      Performance and Amount of Variable Annuity Payments...     12
     - Annuity Options......................................     13
     - Death of Annuitant or Other Payee....................     13
Charges and Deductions......................................     13
     - Premium Taxes........................................     13
     - Annual Administrative Charge.........................     13
     - Charges Against the Separate Account.................     14
     - Surrender Charge.....................................     14
     - Miscellaneous........................................     15
     - Reduction of Charges.................................     15
Fixed Account...............................................     15
     - General Description..................................     15
     - Fixed Account Value..................................     15
     - Fixed Account Transfers, Total and Partial
      Surrenders............................................     15
General Provisions..........................................     15
     - The Contract.........................................     15
     - Postponement of Payments.............................     15
     - Misstatement of Age or Sex and Other Errors..........     15
     - Assignment and Ownership Rights......................     15
     - Beneficiary..........................................     16
     - Reports..............................................     16
Rights Reserved by First Fortis.............................     16
Distribution................................................     17
Federal Tax Matters.........................................     17
Voting Privileges...........................................     19
State Regulation............................................     20
Contents of Statement of Additional Information.............     20
Appendix A--Sample Death Benefit Calculations...............    A-1
Appendix B--Explanation of Expense Calculations.............    B-1


THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FIRST FORTIS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, THE RELATED STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FIRST FORTIS.

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation PeriodThe time period under a contract between the contract date and the Annuity Period.

Accumulation Unit  A unit of measure used to calculate the interest of the contract owner in the Separate Account during the Accumulation Period.

Annuitant          A person during whose life annuity payments are to be made by
                   First Fortis under the contract.

Annuity Period     The time period following the Accumulation Period, during
                   which annuity payments are made by First Fortis.

Annuity Unit       A unit of measurement used to calculate variable annuity
                   payments.

Five Year Anniversary
                   The fifth anniversary of a contract date, and each subsequent fifth anniversary of that date.

Fixed Annuity Option
                   An annuity option under which First Fortis promises to pay the Annuitant or any other properly designated payee one or more fixed payments.

Fortis Group Funds All publicly-available mutual funds advised by Fortis
                   Advisers, Inc. (other than Fortis Money Portfolios, Inc.). Currently, these mutual funds are: Fortis Worldwide Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Growth Fund, Inc., Fortis Tax-Free Portfolios, Inc., Fortis Income Portfolios, Inc., and Fortis Advantage Portfolios, Inc.

Fortis Series      The Fortis Series Fund, Inc., a diversified, open-end
                   management investment company in which the Separate Account invests.

Non-Qualified Contracts
                   Contracts that do not qualify for the special federal income tax treatment applicable in connection with certain retirement plans.

Qualified ContractsContracts that are qualified for the special federal income tax treatment applicable in connection with certain retirement plans.

Separate Account   The segregated asset account referred to as Separate Account
                   A of First Fortis Life Insurance Company established to receive and invest purchase payments made under contracts.

Valuation Date     Each business day of First Fortis except, with respect to any subaccount, days on which the related portfolio does not value its shares. Generally, the portfolios value their shares on each day the New York Stock Exchange is open.

Valuation Period   The period that starts at the close of regular trading on the
                   New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

Variable Annuity Option
                   An annuity option under which First Fortis promises to pay the Annuitant or any other properly designated payee one or more payments which vary in amount in accordance with the net investment experience of the subaccounts selected by the Annuitant.

INFORMATION CONCERNING FEES AND CHARGES

CONTRACT OWNER TRANSACTION EXPENSES

     Front-End Sales Charge Imposed on Purchases.................      0%
     Maximum Surrender Charge for Sales Expenses (as a percentage
     of purchase payments).......................................      5%(1)

  YEARS SINCE           AMOUNT OF
DATE OF PAYMENT          CHARGE
---------------         ---------
  Less than 5              5%
   5 or more               0%

     Other Surrender Fees........................................        0%
     Exchange Fee................................................        0%
ANNUAL CONTRACT ADMINISTRATION CHARGE............................      $30(2)
SEPARATE ACCOUNT EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT
  VALUE)
     Mortality and Expense Risk Charge...........................     1.25%
     Separate Account Administrative Charge......................      .10%
     Total Separate Account Annual Expenses......................     1.35%

------------------------------
(1) This charge does not apply in certain cases such as partial surrenders each year of up to 10% of "new purchase payments" as defined under the heading "Surrender Charge" or, payment of a death benefit.

(2) This charge, which is otherwise applied at each contract anniversary and total surrender of the contract, will not be charged during the Accumulation Period if the contract value as of such anniversary or surrender is $25,000 or more. Currently, First Fortis waives this charge during the Annuity Period. This charge is also subject to any applicable limitations under the law of any state.

PORTFOLIO ANNUAL EXPENSES(a)

                                         U.S.
                             MONEY    GOVERNMENT   DIVERSIFIED                               INTERNATIONAL     ASSET      AMERICAN
                             MARKET   SECURITIES     INCOME      MULTI SECTOR   HIGH YIELD       STOCK       ALLOCATION   LEADERS
                             SERIES     SERIES       SERIES      BOND SERIES      SERIES       SERIES II       SERIES      SERIES
                             ------   ----------   -----------   ------------   ----------   -------------   ----------   --------
Investment Advisory and
  Management Fee...........  0.30%      0.47%         0.48%         0.75%         0.50%          0.90%         0.47%       0.90%
Other Expenses.............  0.06%      0.05%         0.05%         0.19%         0.06%          0.16%         0.04%       0.35%
Total Series Fund Operating
  Expenses.................  0.36%      0.52%         0.53%         0.94%         0.56%          1.06%         0.51%       1.25%


                                         CAPITAL      GROWTH &   S&P 500
                             VALUE    OPPORTUNITIES    INCOME     INDEX
                             SERIES      SERIES        SERIES    SERIES
                             ------   -------------   --------   -------
Investment Advisory and
  Management Fee...........  0.70%        0.90%        0.63%      0.40%
Other Expenses.............  0.06%        0.41%        0.04%      0.05%
Total Series Fund Operating
  Expenses.................  0.76%        1.31%        0.67%      0.45%


                                                           BLUE
                                                           CHIP
                                                           STOCK                                                   GLOBAL   GLOBAL
                                           BLUE CHIP     SERIES II   INTERNATIONAL     MID CAP       SMALL CAP     GROWTH   EQUITY
                                          STOCK SERIES      (C)      STOCK SERIES    STOCK SERIES   VALUE SERIES   SERIES   SERIES
                                          ------------   ---------   -------------   ------------   ------------   ------   ------
Investment Advisory and Management
  Fee...................................     0.87%         0.95%         0.83%          0.90%          0.90%       0.70%    1.00%
Other Expenses..........................     0.05%         0.43%         0.10%          0.15%          0.13%       0.05%    0.43%
Total Series Fund Operating Expenses....     0.92%         1.38%         0.93%          1.05%          1.03%       0.75%    1.43%


                                          LARGE
                                           CAP     INVESTORS   GROWTH   AGGRESSIVE
                                          GROWTH    GROWTH     STOCK      GROWTH
                                          SERIES    SERIES     SERIES     SERIES
                                          ------   ---------   ------   ----------
Investment Advisory and Management
  Fee...................................  0.90%      0.90%     0.61%      0.62%
Other Expenses..........................  0.06%      0.49%     0.03%      0.04%
Total Series Fund Operating Expenses....  0.96%      1.39%     0.64%      0.66%


------------------------------

(a)As a percentage of Series average net assets based on 2000 historical data. The figures set forth above were annualized numbers for the following portfolios and the total operating expense ratio for them would have been as follows had there not been a waiver and reimbursement of expense arrangement in effect: American Leaders Series--1.50%; Blue Chip Series II--1.50%; Capital Opportunities Series--1.38%; Global Equity Series--1.86%; Investors Growth Series--1.53%.

EXAMPLES*

If you surrender your contract in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------                   ------    -------    -------    --------
Money Market................................................     $62       $ 99       $137        $201
U.S. Government Securities..................................      64        103        146         218
Diversified Income..........................................      64        104        146         219
Multisector Bond............................................      68        116        167         261
High Yield..................................................      64        105        148         222
International Stock II......................................      69        120        173         273
Asset Allocation............................................      64        103        145         217
American Leaders............................................      71        125        182         292
Value.......................................................      66        111        158         243
Capital Opportunities.......................................      72        127        185         298
Growth & Income.............................................      65        108        153         233
S&P 500 Index...............................................      63        101        142         210
Blue Chip Stock.............................................      68        116        166         259
Blue Chip Stock II..........................................      73        129        189         305
International Stock.........................................      68        116        166         260
MidCap Stock Series.........................................      69        119        172         272
Small Cap Value Series......................................      69        119        171         270
Global Growth...............................................      66        110        157         242
Global Equity...............................................      73        131        191         309
Large Cap Growth Series.....................................      68        117        168         263
Investors Growth Series.....................................      73        130        189         306
Growth Stock................................................      65        107        152         230
Aggressive Growth...........................................      65        108        153         232


If you commence an annuity payment option, or do not surrender your contract, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------                   ------    -------    -------    --------
Money Market................................................     $17        $54       $ 92        $201
U.S. Government Securities..................................      19         58        101         218
Diversified Income..........................................      19         59        101         219
Multisector Bond............................................      23         71        122         261
High Yield..................................................      19         60        103         222
International Stock II......................................      24         75        128         273
Asset Allocation............................................      19         58        100         217
American Leaders............................................      26         80        137         292
Value.......................................................      21         66        113         243
Capital Opportunities.......................................      27         82        140         298
Growth & Income.............................................      20         63        108         233
S&P 500 Index...............................................      18         56         97         210
Blue Chip Stock.............................................      23         71        121         259
Blue Chip Stock II..........................................      28         84        144         305
International Stock.........................................      23         71        121         260
MidCap Stock Series.........................................      24         74        127         272
Small Cap Value Series......................................      24         74        126         270
Global Growth...............................................      21         65        112         242
Global Equity...............................................      28         86        146         309
Large Cap Growth Series.....................................      23         72        123         263
Investors Growth Series.....................................      28         85        144         306
Growth Stock................................................      20         62        107         230
Aggressive Growth...........................................      20         63        108         232


------------------------------

* For purposes of these examples, the effect of the annual contract administration charge has been computed based on the average total contract value of all outstanding contracts during the year ended December 31, 2000 and the total actual amount of annual contract administration charges collected during the year. For the purpose of these examples, portfolio annual expenses are assumed to continue at the rates set forth in the table above.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
                         ------------------------------

The foregoing tables and examples, prescribed by the SEC, are included to assist contract owners in understanding the transaction and operating expenses imposed directly or indirectly under the contracts and Fortis Series. Amounts for state premium taxes or similar assessments will also be deducted, where applicable.

See Appendix B for an explanation of the calculation of the amounts set forth above.

SUMMARY

The following summary should be read in conjunction with the detailed information in this prospectus. This prospectus generally describes only the portion of the contract involving the Separate Account. For a brief description of First Fortis' fixed account, please refer to the heading "Fixed Account" in this Prospectus.

The contract is designed to provide individuals with retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments.

PURCHASE PAYMENTS

For individual contracts, each initial or subsequent purchase payment must be at least $50. For contracts issued in connection with a benefit plan covering employees, the initial and subsequent purchase payments under each contract must at all times average at least $50 and in no case be less than $25. No additional purchase payments are required, if the contract value is at least $500 by the end of the first contract year and at least $1,000 by the end of second contract year and at all times thereafter. See "Issuance of a Contract and Purchase Payments."

On the contract date, the initial purchase payment is allocated, as specified by the contract owner in the contract application, among one or more of the available investment portfolios, or to the fixed account, or to both. Subsequent purchase payments are allocated in the same way, or pursuant to different allocation percentages that the contract owner may subsequently request.

SEPARATE ACCOUNT INVESTMENT OPTIONS

Each of the subaccounts of the Separate Account invests in shares of a corresponding portfolio of Fortis Series. The investment objective of each of the subaccounts of the Separate Account and that of the corresponding portfolio of Fortis Series is the same.

Contract value in each of the subaccounts of the Separate Account will vary to reflect the investment experience of each of the corresponding portfolio, as well as deductions for certain charges.

Each portfolio has a separate and distinct investment objective and is managed by Fortis Advisers, Inc. or a subadviser of Fortis Advisers, Inc. For providing investment management services to the portfolios, Fortis Advisers, Inc. receives fees from Fortis Series based on the average daily net assets of each portfolio. The portfolios also bear most of their other expenses. A full description of the portfolios and their investment objectives, policies and risks can be found in the current prospectus for Fortis Series, which accompanies this prospectus, and Fortis Series' Statement of Additional Information, which is available upon request from First Fortis at the address and phone number on the cover of this prospectus.

TRANSFERS

During the Accumulation Period, you can transfer all or part of your contract value from one subaccount to another or into the fixed account. Additionally, during the accumulation period we may, in our discretion, permit a continuing request for transfers of specified amounts automatically on a periodic basis. There is currently no charge for any of these transfers. We reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges upon, transfers from a subaccount during the Accumulation Period. During the Annuity Period the person receiving annuity payments may make up to four transfers (but not from a Fixed Annuity Option) during each year of the Annuity Period. For a description of certain limitations on transfer rights, see "Allocations of Purchase Payments and Contract Values--Transfers."

TOTAL OR PARTIAL SURRENDERS

All or part of the contract value of a contract may be surrendered by you before the earlier of the Annuitant's death or the annuity commencement date. Amounts surrendered may be subject to a surrender charge and total surrenders may not be made without application of the annual administrative charge if the contract value is less than $25,000. See "Total and Partial Surrenders," "Surrender Charge" and "Annual Administrative Charge." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

CHARGES AND DEDUCTIONS

We deduct daily charges at a rate of 1.25% per annum of the value of the average net assets in the Separate Account for the mortality and expense risks we assume and .10% per annum of the value of the average net assets in the Separate Account to cover certain administrative expenses. See "Mortality and Expense Risk Charge" and "Administrative Expense Charge" under the heading "Charges Against the Separate Account."

In order to permit investment of the entire purchase payment, we do not deduct sales charges at the time of investment. However, a surrender charge is imposed on certain total or partial surrenders of the contract to help defray expenses relating to the sale of the contract, including commissions to registered representatives and other promotional expenses. Certain amounts may be surrendered without the imposition of any surrender charge. The amount of such charge-free surrender depends on how recently the purchase payments to which the surrender relates were made. The aggregate surrender charges will never exceed 5% of the purchase payments made to date.

There is also an annual administrative charge each year for contract administration and maintenance. This charge is $30 per year (subject to any applicable state law limitations) and is deducted on each anniversary of the contract date and upon total surrender of the contract. Currently, this charge is not deducted during the Annuity Period. This charge will be waived during the Accumulation Period if the contract value at the end of the contract year (or upon total surrender) is $25,000 or more.

Certain states and other jurisdictions impose premium taxes or similar assessments upon us, either at the time purchase payments are made or when contract value is applied to an annuity option. Where such taxes or assessments are imposed by your state or other jurisdiction upon receipt of purchase payments, we will deduct a charge for these amounts from the contract value upon surrender, death of the Annuitant or contract owner, or annuitization of the contract. In jurisdictions where such taxes or assessments are imposed at the time of annuitization, we will deduct a charge for such amounts at that time.

ANNUITY PAYMENTS

The contract provides several types of annuity benefits to Annuitants or their beneficiaries, including Fixed and Variable Annuity Options. The contract owner has considerable flexibility in choosing the annuity commencement date. However, the tax implications of an annuity commencement date must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Annuity Commencement Date," "Annuity Options" and "Federal Tax Matters" in this prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information.

DEATH BENEFIT

In the event that the Annuitant or contract owner dies prior to the annuity commencement date, a death benefit is payable. See "Benefit Payable on Death of Annuitant or Contract Owner."

RIGHT TO EXAMINE THE CONTRACT

You have a right to examine the contract. You can cancel the contract by delivering or mailing it, together with a written request, to our home office or to the sales representative through whom it was purchased, before the close of business on the tenth day after receipt of the contract. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by us on the date postmarked. We will return to you the then current contract value.

LIMITATIONS IMPOSED BY RETIREMENT PLANS

Certain rights a contract owner would otherwise have under a contract may be limited by the terms of any employee benefit plan in connection with which the contract is issued. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a contract is issued.

TAX IMPLICATIONS

The tax implications for contract owners, Annuitants and beneficiaries, and those of any related employee benefit plan can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information, but such discussion is not comprehensive. Therefore, you should consider these matters carefully and consult a qualified tax adviser before making purchase payments or taking any other action in connection with a contract or any related employee benefit plan. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

QUESTIONS AND OTHER COMMUNICATIONS

Any question about procedures or the contract should be directed to your sales representative, or First Fortis' home office: P.O. Box 3249, Syracuse, NY 13220; 1-800-745-8248. For certain current information relating to contract values such as subaccount unit values, interest rates in the fixed account, and your contract value, call 1-800-745-8248. Purchase payments and written requests should be mailed or delivered to the same home office address. All communications should include the contract number, the contract owner's name and, if different, the Annuitant's name. The number for telephone transfers is 1-800-745-8248.

Any purchase payment or other communication, except a 10-day cancellation notice, is deemed received at First Fortis' home office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on the New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

--------------------------------------------------------------------------------

FINANCIAL AND PERFORMANCE INFORMATION


The information presented below represents the Accumulation Unit information for subaccounts of the Separate Account through December 31, 2000. Accumulation Units have been rounded to the nearest whole unit.


                                   MONEY   U.S. GOV'T  DIVERSIFIED  MULTISECTOR   HIGH    INTERNATIONAL    ASSET     AMERICAN
                                  MARKET   SECURITIES    INCOME        BOND       YIELD     STOCK II     ALLOCATION  LEADERS
                                  ------   ----------  -----------  -----------   -----   -------------  ----------  --------
December 31, 2000
  Accumulation Units in Force...  695,803      91,543      683,922       45,376  121,630        105,196     923,184     3,577
  Accumulation Unit Value.......   $1.662     $19.655       $2.118      $12.436  $11.814        $14.633      $3.877   $10.392
December 31, 1999
  Accumulation Units in Force...  797,681      71,855      756,563       27,683  143,241        108,668     797,681        --
  Accumulation Unit Values......   $1.587     $17.823       $1.998      $12.092  $12.799        $16.150      $3.923        --
December 31, 1998
  Accumulation Units in Force...  318,605      71,200      597,806       14,497  132,635         91,185     867,243        --
  Accumulation Unit Value.......   $1.532     $18.421       $2.059      $13.254  $12.823        $16.513      $3.326        --
December 31, 1997
  Accumulation Units in Force...  170,961      12,970      148,631        5,883   47,286         25,317     542,582        --
  Accumulation Unit Value.......   $1.474     $17.149       $1.963      $11.837  $12.917        $14.433      $2.809        --
December 31, 1996
  Accumulation Units in Force...   31,800         427       20,649        1,347    9,846          7,591      63,004        --
  Accumulation Unit Value.......   $1.418     $15.935       $1.801      $11.961  $11.928         $12.88      $2.368        --
May 1, 1996*
  Accumulation Unit Value.......  $10.000     $10.000      $10.000      $10.000  $10.000        $10.000     $10.000        --

                                              CAPITAL      GROWTH     S&P
                                   VALUE   OPPORTUNITIES  & INCOME    500
                                   -----   -------------  --------    ---
December 31, 2000
  Accumulation Units in Force...  172,499          7,338   390,374  589,474
  Accumulation Unit Value.......  $18.559         $8.754   $24.661  $19.808
December 31, 1999
  Accumulation Units in Force...  179,372             --   404,608  559,635
  Accumulation Unit Values......  $15.875             --   $23.775  $22.189
December 31, 1998
  Accumulation Units in Force...  160,886             --   326,229  385,486
  Accumulation Unit Value.......  $14.768             --   $21.757  $18.689
December 31, 1997
  Accumulation Units in Force...   55,753             --   137,613   96,726
  Accumulation Unit Value.......  $13.651             --   $19.487  $14.786
December 31, 1996
  Accumulation Units in Force...   15,690             --    14,412    5,144
  Accumulation Unit Value.......  $11.048             --   $15.468  $11.326
May 1, 1996*
  Accumulation Unit Value.......  $10.000             --   $10.000  $10.000

                                            BLUE      BLUE    INTERNATIONAL  GLOBAL    GLOBAL    GROWTH   AGGRESSIVE  MID CAP
                                            CHIP    CHIP II       STOCK      GROWTH    EQUITY    STOCK      GROWTH     STOCK
                                            ----    -------   -------------  ------    ------    ------   ----------  -------
December 31, 2000
  Accumulation Units in Force...........   334,015    14,525        168,151   90,016     4,590   602,842     135,753   64,774
  Accumulation Unit Value...............   $20.758    $8.728        $17.572  $27.039    $9.264    $6.079     $27.382  $11.303
December 31, 1999
  Accumulation Units in Force...........   329,701        --        143,002   76,906        --   524,451     109,482   35,840
  Accumulation Unit Values..............   $21.571        --        $19.711  $33.343        --    $5.925     $32.680  $10.538
December 31, 1998
  Accumulation Units in Force...........   270,251        --        125,894   75,340        --   475,115     105,783   13,231
  Accumulation Unit Value...............   $18.238        --        $16.113  $21.433        --    $3.870     $15.829   $9.625
December 31, 1997.......................
  Accumulation Units in Force...........    74,226        --         36,305   47,369        --   240,842      47,583       --
  Accumulation Unit Value...............   $14.429        --        $14.021  $19.507        --    $3.296     $13.241       --
December 31, 1996
  Accumulation Units in Force...........     9,457        --         10,999    6,899        --    70,686      14,449       --
  Accumulation Unit Value...............   $11.520        --        $12.690  $18.510        --    $2.971     $13.232       --
May 1, 1996*
  Accumulation Unit Value...............   $10.000        --        $10.000  $10.000        --   $10.000     $10.000       --

                                          LARGE CAP  INVESTORS  SMALL CAP
                                           GROWTH     GROWTH      VALUE
                                          ---------  ---------  ---------
December 31, 2000
  Accumulation Units in Force...........    279,248      5,480     78,845
  Accumulation Unit Value...............    $11.946     $8.905    $13.357
December 31, 1999
  Accumulation Units in Force...........    247,782         --     63,233
  Accumulation Unit Values..............    $14.754         --    $10.659
December 31, 1998
  Accumulation Units in Force...........     90,599         --     23,823
  Accumulation Unit Value...............    $11.755         --     $9.367
December 31, 1997.......................
  Accumulation Units in Force...........         --         --         --
  Accumulation Unit Value...............         --         --         --
December 31, 1996
  Accumulation Units in Force...........         --         --         --
  Accumulation Unit Value...............         --         --         --
May 1, 1996*
  Accumulation Unit Value...............         --         --         --


------------------------------
* Accumulation Unit Value at Date of initial registration effectiveness.

Audited financial statements of the Separate Account and First Fortis are included in the Statement of Additional Information.

Advertising and other sales materials may include yield and total return figures for the subaccounts of the Separate Account. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the income generated by an investment in the subaccount over a period of time specified in the advertisement. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Total Return" is the total change in value of an investment in the subaccount over period of time specified in the advertisement. The rate of return shown would produce that change in value over the specified period, if compounded annually. Yield figures do not reflect the surrender charge and yield and total return figures do not reflect premium tax charges. This makes the performance shown more favorable.

FIRST FORTIS AND THE SEPARATE ACCOUNT

FIRST FORTIS LIFE INSURANCE COMPANY


First Fortis Life Insurance Company is the issuer of the contracts. First Fortis is a New York corporation founded in 1971. It is qualified to sell life insurance and annuity contracts in New York. First Fortis is a wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis
(NL)N.V. and 50% by Fortis (B). Fortis, Inc. manages the United States operations for these two companies.



Fortis (NL)N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis
(B) is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis (NL)N.V. and Fortis (B) have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.


All of the guarantees and commitments under the contracts are general obligations of First Fortis, regardless of whether you have allocated the contract value to the Separate Account or to the fixed account. None of First Fortis' affiliated companies has any legal obligation to back First Fortis' obligations under the contracts.


Effective April 1, 2001, First Fortis contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management (i.e., the available investment portfolios) and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.


THE SEPARATE ACCOUNT

The Separate Account is a segregated investment account of First Fortis. First Fortis established Separate Account A under New York insurance law as of October 1, 1993. The assets allocated to the Separate Account are the exclusive property of First Fortis. The Separate Account is an integral part of First Fortis. However, the Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration does not involve supervision of the management, or investment practices, or policies of the Separate Account or of First Fortis by the Securities and Exchange Commission.

All income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of First Fortis. Assets in the Separate Account representing reserves and liabilities will not be chargeable with liabilities arising out of any other business of First Fortis. First Fortis may accumulate in the Separate Account proceeds from charges under variable annuity contracts and other amounts in excess of the Separate Account assets representing reserves and liabilities. First Fortis may from time to time transfer to its general account any of such excess amounts.

The Separate Account has subaccounts. The assets in each subaccount are invested exclusively in a distinct class (or series) of stock issued by Fortis Series, each of which represents a separate investment portfolio within Fortis Series. Income and both realized and unrealized gains or losses from the assets of each subaccount of the Separate Account are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Separate Account or arising out of any other business we may conduct. We may add or eliminate new subaccounts as new portfolios are added to, or eliminated from, Fortis Series.

FORTIS SERIES FUND, INC.

Fortis Series is a "series" type of mutual fund. Fortis Series is registered with the Securities and Exchange Commission as a diversified, open-end management investment company under the Investment Company Act of 1940. Fortis Series has served as the investment medium for the Separate Account since the Separate Account began operations.

First Fortis purchases and redeems Fortis Series' shares for the Separate Account at their net asset value without any sales or redemption charges. These shares are interests in the portfolios of Fortis Series available for investment by the Separate Account. Each portfolio corresponds to one of the subaccounts of the Separate Account. The assets of each portfolio are separate from the assets of other portfolios. Each Series operates as a separate investment portfolio whose investment performance has no effect on the investment performance of any other portfolio.

We automatically reinvest dividends or capital gain distributions attributable to contracts in shares of the portfolio from which they are received at that portfolio's net asset value on the date paid. These dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding portfolio and increasing, by an equivalent value, the number of shares outstanding of that portfolio. However, the value of the interests of contract owners, Annuitants and beneficiaries in the corresponding subaccount will not change as a result of any of these dividends and distributions.

The portfolios of Fortis Series available for investment by the Separate Account are listed on the cover page of this prospectus.

A full description of the portfolios, their investment policies and restrictions, their charges, the risks attendant to investing in them, and other aspects of their operations is contained in the prospectus for Fortis Series accompanying this prospectus and in the Statement of Additional Information for Fortis Series. Additional copies of these documents may be obtained from your sales representative or from our home office.

ACCUMULATION PERIOD

ISSUANCE OF A CONTRACT AND PURCHASE PAYMENTS

If you wish to purchase a contract, you must complete an application and make an initial purchase payment of at least $50. The application is forwarded to us for processing. Acceptance is subject to our underwriting and suitability rules and procedures. We reserve the right to reject any application for any reason.

In certain circumstances, an employer remits payments to us on behalf of employee-Annuitants. Where purchase payments are remitted to us through an employer for multiple employee-Annuitants, we must be given accurate information that specifically identifies the contracts and accounts that are to be credited with the payments.

If we accept your application in the form received, we will credit the initial purchase payment within two Valuation Dates after the later of (1) receipt of the application or (2) receipt of the initial purchase payment at our home office. If we cannot apply the initial purchase payment within five Valuation Dates after receipt because the application or other issuing requirements are incomplete, we will return the initial purchase payment unless you consent to our retaining the initial purchase payment and applying it at the end of the Valuation Period in which the necessary requirements are fulfilled. However, even where you give your consent, if we cannot apply your initial purchase payment within thirty Valuation Dates after we receive your payment because the application or issuing instructions remain incomplete, we will return your initial purchase payment to you.

The date that we apply the initial purchase payment to the purchase of the contract is the contract date. The contract date is the date used to determine contract years, regardless of when we deliver the contract. Our crediting of investment experience in the Separate Account, or a fixed rate of return in the fixed account, begins as of the contract date, even if that date is delayed due to an incomplete application.

We will accept additional purchase payments at any time after the contract date and prior to the annuity commencement date, as long as the Annuitant is living. You must transmit purchase payments (together with any required information identifying the proper contracts and accounts to be credited with purchase payments) to our home office. We apply additional purchase payments to the contract, and add to the contract value, at the end of the Valuation Period in which we receive the payments.

Each additional purchase payment must be at least $50. However, under contracts issued in connection with a benefit plan covering employees, it is sufficient that all purchase payments under each contract, at all times, average $50. We will not accept a purchase payment if it is less than $25. Moreover, we reserve the right to raise this minimum purchase payment to a maximum amount of $100. In addition, the total of all purchase payments, for all contracts, having the same owner or annuitant may not exceed $1 million (not more than $500,000 allocated to the fixed account) without our prior approval. We reserve the right to modify this limitation at any time.

You may make purchase payments in excess of the initial minimum by monthly draft against a bank account if you have completed and returned to us a special authorization form. You may obtain the form from your sales representative or from our home office. We can also arrange for you to make purchase payments by wire transfer, payroll deduction, military allotment, direct deposit and billing. Purchase payments by check should be made payable to First Fortis Life Insurance Company.

We may cancel any contract with a contract value of less than $1,000. However, under our current administrative procedures, if a contract's value is at least $500 by the end of the first contract year, we will not cancel the contract during the first two contract years. We will provide the contract owner with 90 days' written notice so that additional purchase payments may be made in order to raise the contract value above the applicable minimum. Otherwise, we may cancel the contract as of the end of the Valuation Period which includes the next anniversary of the contract date. If we do cancel the contract, we will pay the contract owner the full contract value. In addition, as long as the contract value remains above $1,000, we will not require additional purchase payments.

CONTRACT VALUE

Contract value is the total of any Separate Account value in all the subaccounts of the Separate Account, plus any fixed account value. For a discussion of how fixed account value is calculated, see "The Fixed Account."

The contract does not guarantee a minimum Separate Account value. The Separate Account value will reflect the investment experience of the chosen subaccounts of the Separate Account, all purchase payments made, any partial surrenders, and all charges assessed in connection with the contract. Therefore, the Separate Account value changes from Valuation Period to Valuation Period. You bear the entire investment risk for the contract value that you allocate to the Separate Account.

Determination of Separate Account Value. A contract's Separate Account value is based on Accumulation Unit values that we determined on each Valuation Date. The value of an Accumulation Unit for a subaccount on any Valuation Date is equal to the previous value of that subaccount's Accumulation Unit multiplied by that subaccount's net investment factor (discussed directly below) for the Valuation Period ending on that Valuation Date. Purchase payments applied to a given subaccount will be used to purchase Accumulation Units at the unit value of that subaccount next determined after receipt of a purchase payment. See "Allocation of Purchase Payments and Contract Value-Allocation of Purchase Payments."

At the end of any Valuation Period, a contract's Separate Account value in a subaccount is equal to:

     - the number of Accumulation Units in the subaccount; times

     - the value of one Accumulation Unit for that subaccount

The number of Accumulation Units in each subaccount is equal to:

     - the initial Accumulation Units purchased on the contract date; plus

     - accumulation Units purchased at the time that additional purchase payments are allocated to the subaccount; plus

     - accumulation Units purchased through transfers from another subaccount or from the fixed account; less

     - accumulation Units redeemed to pay for the portion of any partial surrenders allocated to the subaccount; less

     - accumulation Units redeemed as part of a transfer to another subaccount or to the fixed account; less

     - accumulation Units redeemed to pay charges under the contract.

Net Investment Factor. The net investment factor for a subaccount is determined by dividing (1) the net asset value per share of the portfolio shares held by the subaccount, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the portfolio shares held by the subaccount during the current Valuation Period, minus a per share charge for the increase, plus a per share credit for the decrease, in any income taxes assessed which we determine to have resulted from the investment operations of the subaccount or any other taxes which are attributable to the contract, by (2) the net asset value per share of the portfolio shares held in the subaccount as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

A subaccount's net investment factor for a Valuation Period is an index number that reflects certain charges to a contract and the investment performance of the subaccount during the Valuation Period. If the net investment factor is greater than one, the subaccount's Accumulation Unit value has increased. If the net investment factor is less than one, the subaccount's Accumulation Unit value has decreased.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Allocation of Purchase Payments. In your application for a contract, you may allocate purchase payments, or portions of payments to the:

     - available subaccounts of the Separate Account, or

     - to the fixed account, or

     - both

Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future purchase payments may be changed, without charge, at any time by sending a written request to First Fortis' home office. Changes in the allocation of future purchase payments will be effective on the date we receive your written request.

Transfers. You may transfer contract value:

     - from one available subaccount to another subaccount, or

     - into the fixed account.

You may request transfers by either (1) a written request sent to our home office, or by (2) a telephone transfer as described below. Currently, we do not charge for any transfer.

All or part of the contract value in one or more subaccounts of the Separate Account may be transferred at one time. We may permit a continuing request for transfers automatically and on a periodic basis. We prohibit transfers into the fixed account within six months of a transfer out of the fixed account. In addition, we restrict transfers of contract value from the fixed account in both amount and timing. See "Fixed Account--Fixed Account Transfers, Total and Partial Surrenders." Where you make all your transfer requests at the same time, as part of one request, we will count all transfers between and among the subaccounts of the Separate Account and the fixed account as one transfer. We will execute the transfers, and determine all values in connection with the transfers, at the end of the Valuation Period in which we receive the transfer request.

Certain restrictions on very substantial investments in any one subaccount are set forth under "Limitations on Allocations" in the Statement of Additional Information.

TOTAL AND PARTIAL SURRENDERS

Total Surrenders. You may surrender all of the cash surrender value at any time during the life of the Annuitant and prior to the annuity commencement date. If you choose to make a total surrender, you must do so by written request sent to our home office. We reserve the right to require that the contract be returned to us prior to making payment, although this will not affect our determination of the amount of the cash surrender value. Cash surrender value is:

     - the contract value at the end of the Valuation Period during which we receive the written request for total surrender at our home office, less

     - any applicable surrender charge, and less

     - any applicable administrative charge.

For a discussion of these charges and the circumstances under which they apply, see "Annual Administrative Charge" and "Surrender Charge."

We must receive written consent of all collateral assignees and irrevocable beneficiaries prior to any total surrender. We will generally pay surrenders from the Separate Account within seven days of the date of receipt by our home office of the written request. However, we may postpone payments in certain circumstances. See "Postponement of Payment."

Since the contract owner assumes the investment risk with respect to amounts allocated to the Separate Account, and because certain surrenders are subject to a surrender charge, the amount we pay upon total surrender of the cash surrender value (taking into account any prior partial surrenders) may be more or less than the total purchase payments you made. After a surrender of the cash surrender value or at any time the contract value is zero, all rights of the contract owner, Annuitant, and any beneficiary, will terminate.

Partial Surrenders. At any time during the life of the Annuitant and prior to the commencement date, you may surrender a portion of the fixed account and/or the Separate Account. You must request partial surrender by written request sent to First Fortis' home office. The minimum partial surrender amount is $500, including any surrender charge. We will surrender the entire cash surrender value under the contract if the total contract value in both the Separate Account and fixed account would be less than $1,000 after the partial surrender. However, under our current administrative procedures, we will honor a surrender request during the first two contract years without regard to the remaining contract value.

You should specify the subaccounts of the Separate Account or the fixed account that you wish to partially surrender. If you do not specify, we take the partial surrender from the subaccounts and the fixed account on a pro rata basis.

We will surrender Accumulation Units from the Separate Account and/or dollar amounts from the fixed account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request. We will reduce the partial surrender by the amount of any applicable surrender charge. The partial surrender will be effective at the end of the Valuation Period in which we receive the written request for partial surrender at our home office. We will generally make payments within seven days of the effective date of such request, although certain delays are permitted. See "Postponement of Payment."

The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters." Also, under tax deferred annuity contracts pursuant to Section 403(b) of the Internal Revenue Code, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.) This restriction does not apply to amounts transferred to another investment alternative permitted under a
Section 403(b) retirement arrangement or to amounts attributable to premium payments received prior to January 1, 1989.

TELEPHONE TRANSACTIONS

You or your representative may make certain requests under the contract by telephone if we have a written telephone authorization on file. These include requests for (1) transfers, (2) withdrawals, and (3) changes in purchase payment allocation instructions, dollar-cost averaging, portfolio rebalancing programs and systematic withdrawals. Our home office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among others, (1) requiring some form of personal identification such as your address and social security number prior to acting upon instructions received by telephone, (2) providing written confirmation of such transactions, and/or (3) tape recording of telephone instructions. Your request for telephone transactions authorizes us to record telephone calls. We may be liable for any losses due to unauthorized or fraudulent instructions if we do not employ reasonable procedures. If we do employ reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to place limits, including dollar limits, on telephone transactions.

BENEFIT PAYABLE ON DEATH OF ANNUITANT OR CONTRACT OWNER

If the owner or Annuitant dies prior to the annuity commencement date, we will pay a death benefit to the beneficiary. If more than one Annuitant has been named, we will pay the death benefit payable upon the death of an Annuitant only upon the death of the last survivor of the persons so named. The death benefit will equal the greatest of (1), (2), or (3) as follows:

(1) the sum of all purchase payments made, less all prior surrenders (other than any automatic surrenders made to pay the annual administrative charge) and previously-imposed surrender charges,

(2) the contract value as of the date used for valuing the death benefit, or

(3) the contract value (less the amount of any subsequent surrenders and surrender charges) as of the contract's Five Year Anniversary immediately preceding the earlier of (a) the date of death of either the contract owner or the Annuitant, or (b) the date either first reaches his or her 75th birthday.

See Appendix A for sample death benefit calculations.

The death benefit may be reduced by premium taxes where such taxes were imposed upon receipt of purchase payments and were paid by us in behalf of the contract owner. For further information, see "Charges and Deductions--Premium Taxes."

The value of the death benefit is determined as of the end of the Valuation Period in which we receive, at our home office, proof of death and the written request as to the manner of payment. Upon receipt of these items, the death benefit generally will be paid within seven days. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payment." If we do not receive a written request for a settlement method, we will pay the death benefit in a single sum, based on values determined at that time.

The beneficiary may (1) receive a single sum payment, which terminates the contract, or (2) select an annuity option. If the beneficiary selects an annuity option, he or she will have all the rights and privileges of an Annuitant under the contract. If the beneficiary desires an annuity option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

We accept any of the following as proof of death: (1) a copy of a certified death certificate, (2) a copy of a certified decree of a court of competent jurisdiction as to the finding of death, (3) a written statement by a medical doctor who attended the deceased at the time of death.

The Internal Revenue Code requires that a Non-Qualified Contract contain certain provisions about an owner's death. We discuss these provisions below under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts." It is imperative that written notice of the death of the contract owner be promptly transmitted to us at our home office, so that we can make arrangements for distribution of the entire interest in the contract to the beneficiary in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the contract not being treated as an annuity contract for federal income tax purposes with possible adverse tax consequences.

THE ANNUITY PERIOD

ANNUITY COMMENCEMENT DATE

You may not specify an annuity commencement date in your application that is later than the Annuitant's 90th birthday. The annuity commencement date marks the beginning of the period during which an Annuitant receives annuity payments under the contract. The annuity commencement date must be at least two years after the contract date. However, we may allow an earlier annuity commencement date associated with certain annuitizations where the contract is purchased in conjunction with the purchase of a life insurance policy issued by us, if it fulfills certain other minimum guidelines established by us, and the annuity payments are designated to be applied to the payment of the premiums on such life insurance policy.

The Internal Revenue Code may impose penalty taxes on amounts distributed either too soon or too late depending on the type of retirement arrangement involved. See "Federal Tax Matters." You should consider this carefully in selecting or changing an annuity commencement date.

You must submit a written request to us in order to advance or defer the annuity commencement date. In addition, you must submit a written request during the Annuitant's lifetime. We must receive the request at our home office at least 30 days before the then-scheduled annuity commencement date. The new annuity commencement date must also be at least 30 days after we receive the written request. You have no right to make any total or partial surrender during the Annuity Period.

COMMENCEMENT OF ANNUITY PAYMENTS

We may pay the entire contract value, rather than apply the amount to an annuity option, if the contract value at the end of the Valuation Period that contains the annuity commencement date is less than $2,000. We would make the payment in a single sum to the Annuitant or other properly designated payee and cancel the contract. We would not impose any charge other than the premium tax charge.

Otherwise, we will apply (1) the fixed account value to provide a Fixed Annuity Option and (2) the Separate Account value in any subaccount to provide a Variable Annuity Option using the same subaccount, unless you have notified us by written request to apply the fixed account value and Separate Account value in different proportions. We must receive written request at our home office at least 30 days before the annuity commencement date.

We will make annuity payments under a Fixed or Variable Annuity Option on a monthly basis to the Annuitant or other properly-designated payee, unless we agree to a different payment schedule. If you name more than one person as an Annuitant, you may elect to name one of such persons to be the sole Annuitant as of the annuity commencement date. We reserve the right to change the frequency of any annuity payment so that each payment will be at least $50.

The amount of each annuity payment will depend on (1) the amount of contract value applied to an annuity option, (2) the form of annuity selected, and (3) the age of the Annuitant. For information concerning the relationship between the Annuitant's sex and the amount of annuity payments, including special requirements in connection with employee benefit plans, see "Calculation of Annuity Payments" in the Statement of Additional Information. The Statement of Additional Information also contains detailed information about how the amount of each annuity payment is computed.

The dollar amount of any fixed annuity payments is specified during the entire period of annuity payments according to the provisions of the annuity option selected.

The dollar amount of variable annuity payments varies during the annuity period based on changes in Annuity Unit values for the subaccounts that you choose to use in connection with your payments.

RELATIONSHIP BETWEEN SUBACCOUNT INVESTMENT PERFORMANCE AND AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of an annuity payment depends on the average effective net investment return of a subaccount during the period since the preceding payment as follows:

     - if the return is higher than 4% annually, the Annuity Unit value will increase, and the second payment will be higher than the first; and

     - if the return is lower than 4% annually, the Annuity Unit value will decrease, and the second payment will be lower than the first.

"Net investment return," for this purpose, refers to the subaccount's overall investment performance, after deduction of the mortality and expense risk and administrative expense charges, which are assessed at an annual rate of 1.35%.

We guarantee that the amount of each variable annuity payment after the first payment will not be affected by variations in our mortality experience or our expenses, except to the extent that we reserve the right to impose the $30 annual administrative expense charge during the Annuity Period just as we do during the Accumulation Period.

Transfers. A person receiving annuity payments may make up to four transfers a year among subaccounts or from subaccounts to the fixed account. The current procedures for these transfers are the same as we describe above under "Allocation of Purchase Payments and Contract Value Transfers." We do not permit transfers out of the fixed account during the Annuity Period.

ANNUITY OPTIONS

You may select an annuity option or change a previous selection by written request. We must receive your request by at least 30 days before the annuity commencement date. You may select one annuity form, although payments under that form may be on a combination fixed and variable basis. If no annuity form selection is in effect on the annuity commencement date, we usually automatically apply OPTION B (described below), with payments guaranteed for ten years. However, federal pension law may require that we make default payments under certain retirement plans, pursuant to plan provisions and/or federal law. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee.

Your contract offers the following options for fixed and variable annuity payments. Under each of the options, we make payments as of the first Valuation Date of each monthly period, starting with the Annuity Commencement Date.

Option A, Life Annuity. We make no payments after the annuitant dies. It is possible for the annuitant to receive only one payment under this option if the annuitant dies before the second payment is due.

Option B, Life Annuity with Payments Guaranteed for 10 Years or 20 Years. We continue payments as long as the annuitant lives. If the annuitant dies before we have made all of the guaranteed payments, we continue installments of the guaranteed payments to the beneficiary.

Option C, Joint and Full Survivor Annuity. We continue payments as long as either the annuitant or the joint annuitant is alive. We stop payments when both the annuitant and the joint annuitant have died. It is possible for the payee or payees to receive only one payment under this option if both annuitants die before the second payment is due.

Option D, Joint and One-Half Contingent Survivor Annuity. We continue payments as long as either the annuitant or the joint annuitant is alive. If the annuitant dies first, we continue payments to the joint annuitant at one-half the original amount. If the joint annuitant dies first, we continue payments to the annuitant at the original full amount. We stop payments when both the annuitant and the joint annuitant have died. It is possible for the payee or payees to receive only one payment under this option if both annuitants die before the second payment is due.

We also have other annuity options available. You can get information about them from your sales representative or by calling or writing to our home office.

DEATH OF ANNUITANT OR OTHER PAYEE

Under most annuity forms offered by us, the amounts, if any, payable on the death of the annuitant during the Annuity Period are the continuation of annuity payments for any remaining guarantee period or for the life of any joint annuitant. In all cases, the person entitled to receive payments also receives any rights and privileges under the annuity form in effect.

Additional rules applicable to such distributions under Non-Qualified Contracts are described under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts". Though the rules there described do not apply to contracts issued in connection with qualified plans, similar rules apply to the plans themselves.

CHARGES AND DEDUCTIONS

PREMIUM TAXES

We deduct state premium taxes as follows:

     - when imposed on purchase payments, we pay the amount on your behalf and deduct the amount from your contract value upon (1) our payment of surrender proceeds or death benefit or (2) annuitization of a contract; or

     - when imposed at the time annuity payments begin, we deduct the amount from your contract value at that time

Applicable premium tax rates depend upon your place of residence. Rates can change by legislation, administrative interpretations or judicial acts.

ANNUAL ADMINISTRATIVE CHARGE

A $30 annual administrative charge is deducted from the contract value on each anniversary of the contract date. This charge helps to cover administrative costs:

     - incurred in issuing contracts,

     - establishing and maintaining records relating to contracts,

     - making regulatory filings and furnishing confirmation notices,

     - voting materials and other communications,

     - providing computer, actuarial and accounting services, and

     - processing contract transactions.

We will initially waive this charge during the Annuity Period, although we reserve the right to reinstitute it at any time. In addition, we will waive this charge during the Accumulation Period if the contract value is $25,000 or more at the end of the contract year.

We will deduct the annual administrative charge by redeeming Accumulation Units from each subaccount of the Separate

Account and by deductions from the fixed account. We will redeem Accumulation Units in proportion to the allocation of contract value among both:


     - the subaccounts of the Separate Account, and

     - the fixed account

If you totally surrender the contract and the contract value is less than $25,000, we will deduct the full annual administration charge at the time of surrender.

CHARGES AGAINST THE SEPARATE ACCOUNT

We will assess certain charges against the Separate Account. These charges will be assessed as a percentage of the net assets of the Separate Account. These charges compensate us for contract risks and for administrative expenses.

Mortality and Expense Risk Charge. We assess each subaccount of the Separate Account with a daily charge for mortality and expense risk. This charge is a nominal annual rate of 1.25% of the average daily net assets of the Separate Account. It consists of approximately .8% for mortality risk and approximately
 .45% for expense risk. We guarantee not to increase this charge for the duration of the contract. We assess this charge daily when we determine the value of an Accumulation Unit. This charge is assessed during both the Accumulation Period and the Annuity Period.

The mortality risk we bear arises from our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy generally, will have an adverse effect on the annuity payments the Annuitant will receive under the contract. This relieves the Annuitant from the risk that he or she will outlive the funds accumulated for retirement.


In addition, we bear a mortality risk in that we guarantee to pay a death benefit in a single sum (which may also be taken in the form of an annuity option) upon the death of the contract owner (or Annuitant if the contract owner is not a natural person) prior to the annuity commencement date. We do not impose a surrender charge upon payment of a death benefit. This places a further mortality risk on us.


The expense risk we assume is that actual expenses incurred in connection with issuing and administering the contracts will exceed the limits on administrative charges set in the contracts.


We or the reinsurers of the contracts bear the loss if the administrative charges and the mortality and expense risk charge are insufficient to cover the expenses and costs assumed. Conversely, we or the reinsurer of the contracts profit if the amount deducted proves more than sufficient.


Administrative Expense Charge. We assess each subaccount of the Separate Account with a daily charge at a nominal annual rate of .10% of the average daily net assets of the subaccount. We assess this charge during both the Accumulation Period and the Annuity Period. The daily administrative expense charge helps cover administrative expenses such as those described above under "Annual Administrative Charge." The daily administrative expense charge, like the annual administrative charge, is designed to defray expenses incurred. There is no necessary relationship between the amount of administrative charges assessed on a given contract and the amount of expenses actually incurred for that contract.

Tax Charge. Currently, we do not impose a charge for taxes payable by us in connection with this contract. However, we do impose a charge for applicable premium taxes. We reserve the right to impose a charge for any other taxes that may become payable by us in the future for the contracts or the Separate Account.

The annual administrative charge and charges against the Separate Account described above are for the purposes described. We may receive a profit as a result of these charges.

SURRENDER CHARGE

We do not deduct a sales charge from purchase payments. We deduct surrender charges on certain total or partial surrenders. We use the revenue from surrender charges to partially pay our expenses in the sale of the contracts, including (1) commissions (2) promotional, distribution, and marketing expenses, and (3) costs of printing and distribution of prospectuses and sales material.

Free Surrenders. You can withdraw the following amounts from the contract without a surrender charge:

     - Any purchase payments that we received more than five years before the surrender date and that you have not previously surrendered;

     - In any contract year, up to 10% of the purchase payments that we received less than five years before the surrender date (whether or not you have previously surrendered the purchase payments).

Surrender charges do not apply to contract earnings. Therefore, we deem purchase payments not subject to a surrender charge as withdrawn first. If all purchase payments have been withdrawn, the remaining earnings can be withdrawn without a surrender charge. We assume that all purchase payments are withdrawn before earnings are withdrawn. However, for federal income tax purposes, certain partial surrenders will be deemed to come first from earnings. See "Federal Tax Matters."

We do not impose a surrender charge on (1) annuitization or (2) payment of a single sum because the contract value is less than the minimum required to provide an annuity on the annuity commencement date or (3) payment of any death benefit.

In addition, we have an administrative policy to waive surrender charges for full surrenders of contracts that have been in force for at least ten years if the amount then subject to the surrender charge is less than 25% of the contract value. We have offered these contracts since 1994. Therefore, we have made no waivers. We reserve the right to change or terminate this practice at any time, both for new and for previously issued contracts.

Amount of Surrender Charge. We only apply surrender charges if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders. The surrender charge is 5% of the purchase payments withdrawn which we received less than five years before the surrender date.

We anticipate the surrender charge will not be sufficient to cover our distribution expenses. To the extent that the surrender charge is insufficient, we will pay such costs from our general account assets. Those assets will include any profit that we derive from the mortality and expense risk charge.

MISCELLANEOUS

The Separate Account invests in shares of the portfolios. Therefore, the net assets of the Separate Account will reflect the investment advisory fees and certain other expenses incurred by the portfolios and described in their prospectuses.

REDUCTION OF CHARGES

We will not impose a surrender charge under any contract owned by First Fortis and the following persons associated with First Fortis, if at the contract issue date they are (1) officers and directors, (2) employees, (3) spouses of any such persons or any of such persons' children.

FIXED ACCOUNT

You may allocate purchase payments and transfer contract value to the fixed account. In this case, purchase payments and transfers of contract value are held in our general account.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account, nor any interests therein, are subject to the provisions of these acts. As a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the fixed account.

Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for the aspects of the contract involving the Separate Account and contains only selected information regarding the fixed account. More information regarding the fixed account may be obtained from our home office or from your sales representative.

GENERAL DESCRIPTION

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in our general account.

First Fortis guarantees that contract value in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the general account. We may, at our sole discretion, credit higher rates of interest, although we are not obligated to credit interest in excess of the guaranteed annual rate of 4%. Any interest rate in excess of 4% per year with respect to any amount in the fixed account pursuant to a contract will not be modified more than once each calendar year. Any higher rate of interest will be quoted at an effective annual rate. The rate of any excess interest initially or subsequently credited to any amount can vary. This will depend on when the amount was originally allocated to the fixed account. Once credited, excess interest will be guaranteed and will be added to the contract value in the fixed account (from which deductions for fees and charges may be made).

Charges under the contract are the same as those applied to the Separate Account. However, the 1.35% annual charge for mortality and expense risk and for administrative expense is not imposed on amounts of contract value in the fixed account.

FIXED ACCOUNT VALUE

The contract's fixed account value on any Valuation Date is the sum of:

     - the purchase payments allocated to the fixed account, plus

     - any transfers from the Separate Account, plus

     - any interest credited to the fixed account, less

     - any surrenders, surrender charges or annual administrative charges allocated either to the fixed account, or to transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS

With respect to total and partial transfers, amounts in the fixed account are generally subject to the same rights and limitations as amounts allocated to the subaccounts of the Separate Account. Therefore, with respect to total and partial surrenders, amounts in the fixed account are also subject to the same charges as amounts allocated to the subaccounts of the Separate Account. See "Total and Partial Surrenders."

Transfers out of the fixed account have special limitations. Prior to the annuity commencement date, you may transfer all or part of the contract value from the fixed account to the Separate Account, provided that (1) no more than one transfer is made each contract year, (2) no more than 50% of the fixed account value is transferred at any time (unless the balance in the fixed account after the transfer would be less than $1,000, in which case the entire balance may be transferred), and (3) at least $500 is transferred at any one time (or, if less, the entire amount in the fixed account). However, we may permit a continuing request for automatic transfers, on a periodic basis, of lesser specified amounts. We reserve the right to discontinue or modify any such arrangements at our discretion.

No transfers from the fixed account may be made after the annuity commencement date.

GENERAL PROVISIONS

THE CONTRACT

The entire contract includes any application, amendment, rider, or endorsement and revised contract pages. Only an officer of First Fortis can agree to change or waive any provision of a contract. Any change or waiver must be in writing and signed by one of these representatives of First Fortis.

The contracts are non-participating and do not share in dividends or earnings of First Fortis.

POSTPONEMENT OF PAYMENTS

With respect to amounts in the subaccounts of the Separate Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by us at our home office.

However, we may defer the determination, application, or payment of any death benefit, partial or total surrender or annuity payment, to the extent dependent on Accumulation or Annuity Unit values as follows: (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which any emergency exists as a result of which it is not reasonably practicable for us to determine the investment experience for the contract, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Additionally, we may defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear. We may also defer payment of surrender proceeds payable out of the fixed account for a period of up to 6 months.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

If the Annuitant's age or sex was misstated, we pay the amount that the purchase payments paid would have purchased at the correct age and sex. If we make any overpayment because of incorrect information about age, or sex, or any other miscalculation, we deduct the overpayment from the next payment due. We add underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the rate of 4% annually.

ASSIGNMENT AND OWNERSHIP RIGHTS

Owners and payees may assign their rights and interests under a Qualified Contract only in certain narrow circumstances referred to in the contract. Contract owners and other payees may assign their rights and interests under Non-Qualified Contracts, including their ownership rights.

We do not take responsibility for the validity of any assignment. Owners and payees must make a change in ownership rights in writing and send it to our home office. The change will be effective on the date made, although we are not bound by a change until the date we record it.

The rights under a contract are subject to any assignment of record at our home office. An assignment or pledge of a contract may have adverse tax consequences. See below under "Federal Tax Matters."

BENEFICIARY

You may name or change a beneficiary or a contingent beneficiary before the annuity commencement date. You must send a written request of the change to First Fortis. Certain retirement programs may require spousal consent to name or change a beneficiary. In addition, applicable tax laws and regulations may limit the right to name a beneficiary other than the spouse. We are not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payment we make or action we take before receiving the written request. We also need the consent of any irrevocably named person before making a requested change.

Upon the death of a contract owner or Annuitant prior to the annuity commencement date, the beneficiary will be deemed to be as follows:

     - if there is a surviving contract owner, the surviving contract owner will be the beneficiary (this overrides any other beneficiary designation).

     - if there is no surviving contract owner, the beneficiary will be the beneficiary designated by the contract owner.

     - if there is no surviving contract owner and no surviving beneficiary who has been designated by the contract owner, the estate of the last surviving contract owner will be the beneficiary.

REPORTS

We will mail to the contract owner, at the last known address of record, any report required by applicable law or regulation. You should therefore give us prompt written notice of any address change. Each contract owner will also be sent an annual and a semi-annual report for Fortis Series and a list of the portfolio securities held in each portfolio of Fortis Series. All reports will be mailed to the person receiving payments during the Annuity Period, rather than to the contract owner.

RIGHTS RESERVED BY FIRST FORTIS

We reserve the right to make certain changes if, in our judgement, they would best serve the interests of contract owners and Annuitants or would be appropriate in carrying out the purposes of the contract. We will make any change only as permitted by applicable laws. We will obtain your approval of the changes and approval from any appropriate regulatory authority if required by law. Examples of the changes we may make include:

     - to operate the Separate Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

     - to transfer any assets in any subaccount to another subaccount, or to one or more separate accounts, or to the fixed account; or to add, combine or remove subaccounts in the Separate Account.

     - to substitute, for the portfolio shares held in any subaccount, the shares of another portfolio of Fortis Series or the shares of another investment company or any other investment permitted by law.

     - to make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the contract as an annuity.

     - to change the time or times of day at which a Valuation Date is deemed to have ended.

     - to make any other necessary technical changes in the contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing, as to any then outstanding contract, the aggregate amount of the types of charges that we have guaranteed.

DISTRIBUTION


Woodbury Financial Services, Inc. ("Woodbury Financial") is the principal underwriter of the contracts. The contracts will be sold by individuals who are licensed by state insurance authorities to sell the contracts of First Fortis and (1) are registered representatives of Woodbury Financial or (2) registered representatives of other broker-dealer firms or (3) representatives of other firms that are exempt from broker-dealer regulation. Woodbury Financial and any other broker-dealer firms are (1) registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and (2) members of the National Association of Securities Dealers, Inc.



Woodbury Financial will pay an allowance to its registered representatives and selling brokers in varying amounts. Woodbury Financial does not expect the allowances under normal circumstances to exceed 6.25% of purchase payments plus a servicing fee of .25% of contract value per year, starting in the first contract year.



We and Woodbury Financial may, under certain flexible compensation arrangements, pay lesser or greater selling allowances and larger or smaller service fees to its registered representatives and other broker dealer firms than as set forth above. However, in such case, such flexible compensation arrangements will have actuarial present values that are approximately equivalent to the amounts of the selling allowances set forth above. Additionally, registered representatives, broker-dealer firms and exempt firms may qualify for additional compensation based upon meeting certain production standards. Woodbury Financial may "chargeback" commissions paid to others if the contract upon which the commission was paid is surrendered or canceled within certain specified time periods.



First Fortis or Woodbury Financial may also provide additional compensation to broker-dealers in connection with sales of contracts. Compensation may include financial assistance to broker-dealers in connection with (1) conferences, (2) sales or training programs for their employees, (3) seminars for the public, (4) advertising, (5) sales campaigns regarding contracts, and (6) other broker-dealer sponsored programs or events. Compensation may also include trips taken by invited sales representatives and their family members to locations within or without the United States for business meetings or seminars. First Fortis or Woodbury Financial may pay travel expenses that arise from these trips.



Woodbury Financial is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial principal business address is 500 Bielenberg Drive, Woodbury, Minnesota 55115 and its mailing address is P.O. Box 64284, St. Paul, MN 55164.


FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes. These rules are based on laws, regulations, and interpretations that are subject to change at any time. This summary is not comprehensive. We do not intend it as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser as to the tax implications of taking any action under a contract or related retirement plan.

NON-QUALIFIED CONTRACTS

Section 72 of the Internal Revenue Code (the "Code") governs the taxation of annuities in general. Neither you nor any other person may exclude or deduct purchase payments under Non-Qualified Contracts from gross income. However, you are not currently taxed, until receipt, on any increase in the accumulated value of a Non-Qualified Contract that results from (1) the investment performance of the Separate Account or (2) interest credited to the fixed account. Contract owners who are not natural persons ARE taxed annually for any increase in the contract value subject to certain exceptions. You may wish to discuss this with your tax adviser.

The following discussion applies generally to contracts owned by natural persons.

In general, surrenders or partial withdrawals under contracts are taxed as ordinary income to the extent of the accumulated income or gain under the contract. If you assign or pledge any part of the contract value, you pay on the value so pledged or assigned to the same extent as a partial withdrawal.

With respect to annuity payment options, the tax consequences may vary depending on the option elected under the contract. Until the "investment in the contract" is recovered, generally only the portion of the annuity payment that represents the amount by which the contract value exceeds the "investment in the contract" will be taxed. In general, "investment in the contract" is the aggregate amount of purchase payments made. After recovery of the "investment in the contract", the full amount of any additional annuity payments is taxable.

For variable annuity payments in general, the taxable portion of each annuity payment (prior to recovery of the "investment in the contract") is the amount of the payment less the nontaxable portion. The nontaxable portion of each payment is the "investment in the contract" divided by the total number of expected annuity payments.

For fixed annuity payments in general, prior to recovery of the "investment in the contract," there is no tax on the amount of each payment that bears the same ratio to such payment that the "investment in the contract" bears to the total expected return under the contract. The remainder of each annuity payment is taxable. The taxable portion of a distribution (in the form of an annuity or a single sum payment) is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all contracts and other annuity contracts we or our affiliates issue to you within the same calendar year will be treated as if they were a single contract.

You, or any other payee, will pay a 10% penalty on the taxable portion of a "premature distribution". Generally, an amount is a "premature distribution" unless the distribution is:

     - made on or after you or another payee reach age 59 1/2, or is

     - made to a beneficiary on or after your death, or is

     - made upon your disability or that of another payee, or is

     - part of a series of substantially equal annuity payments for your life or life expectancy, or the life or life expectancy of you or your beneficiary

Premature distributions may result, for example, from:

     - an early annuity commencement date

     - an early surrender or partial surrender of a contract

     - an assignment of a contract

     - the early death of an annuitant other than you or another person receiving annuity payments under the contract

If you transfer ownership of a contract, or designate an Annuitant or a payee other than yourself, you may have certain income or gift tax consequences that are beyond the scope of this discussion. If you are contemplating any transfer or assignment of a contract, you should contact a competent tax adviser.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

In order that a Non-Qualified Contract be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires:

     - if any person receiving annuity payments dies on or after the annuity commencement date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of the person's death; and

     - if you die prior to the annuity commencement date, the entire interest in the contract will be distributed:

       - within five years after your death, or

       - as annuity payments that will begin within one year of your death and will be made over your designated beneficiary's life or over a period not extending beyond the life expectancy of that beneficiary.

However, if the contract owner's designated beneficiary is the surviving spouse, the surviving spouse may continue the contract as the new contract owner. Where the contract owner or other person receiving payments is not a natural person, the required distributions under Section 72(s) apply on the death of the primary Annuitant.

The Internal Revenue Service has not issued regulations interpreting the requirements of Section 72(s). However, it has issued proposed regulations interpreting similar requirements for qualified plans. We intend to review and modify the contract if necessary to ensure that it complies with the requirements of Section 72(s) when clarified by regulation or otherwise.

Generally, the above requirements will be satisfied with a single sum payment where the death occurs prior to the annuity commencement date. A single sum payment will be subject to proof of the contract owner's death. The beneficiary, however, may elect by written request to receive an annuity option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, the IRS may disregard the election for tax purposes and tax the beneficiary as if a single sum payment had been made.

QUALIFIED CONTRACTS

The contract may be used with several types of tax-qualified plans. The tax rules applicable to contract owners, Annuitants, and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a tax qualified plan on your behalf are excludible from your gross income during the Accumulation Period. The portion, if any, of any purchase payment that is not excluded from your gross income during the Accumulation Period constitutes your "investment in the contract".

When annuity payments begin, you will receive back your "investment in the contract," if any, as a tax-free return of capital. The Code provides which portion of each payment is taxable and which portion is tax free. These rules may vary depending on the type of tax qualified plan.

The contracts are available in connection with the following types of retirement plans:

     - Section 403(b) annuity plans for employees of certain tax-exempt organizations and public education institutions;

     - Section 401 or 403(a) qualified pension, profit-sharing or annuity plans;

     - individual retirement annuities ("IRAs") under Section 408(b);

     - simplified employee pension plans ("SEPs") under Section 408(k);

     - SIMPLE IRA Plans under Section 408(p); and

     - Section 457 unfunded deferred compensation plans of tax-exempt organizations and private employer unfunded deferred compensation plans.

WITHHOLDING

Annuity payments and other amounts received under contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Despite the recipient's election, the Code may require withholding from certain payments outside the United States. The Code may also require withholding from certain distributions from certain types of qualified retirement plans unless the proceeds are transferred directly from the qualified retirement plan to another qualified retirement plan. Moreover, special "backup withholding" rules may require that we disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

PORTFOLIO DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Code that set forth diversification requirements for the investments underlying the Non-Qualified Contracts. We believe that the investments will satisfy these requirements. Failure to do so would result in immediate taxation to you or another person of all income credited to Non-Qualified Contracts. Also, current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause you or another person to be treated as the owners of Separate

Account assets for tax purposes. We reserve the right to amend the contracts in any way necessary to avoid any such result. The Treasury Department has stated that it expects to establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if the Treasury Department considered such standards not to embody a new position.

CERTAIN EXCHANGES

Section 1035 of the Code provides generally that no gain or loss will be recognized upon the exchange of a life insurance or annuity contract for an annuity contract. Thus, a properly completed exchange pursuant to the special annuity contract exchange form we provide for this purpose is not generally a taxable event under the Code. Moreover, your investment in the contract will be the same as your investment in the contract you exchanged out of. However, an exchange from a Fortis Group Fund or other investment that is not a life insurance or annuity contract may be a taxable event.

Various provisions of the tax laws may "grandfather" certain annuity contracts. For example, certain annuity contracts issued before January 19, 1985 may not be subject to the distribution rules of Code Section 72(s), and certain distributions from contracts issued before the same date may not be subject to the 10% penalty tax for premature distributions. In addition, if a contract contained principal on August 13, 1982, that principal may generally be withdrawn in a partial distribution before the withdrawal of any taxable gain in the contract. These provisions may be lost if a grandfathered contract is exchanged for a non-grandfathered contract.

Certain contract exchanges are subject to Code Section 1035. Where an exchange is subject to this Code Section, certain grandfathered provisions may be preserved. If your exchange is subject to Section 1035, we may be able to assist you in preserving grandfathered provisions by "tracking" amounts accumulated through past purchase payments. Payments made before or after the effective date of the Tax Equity and Fiscal Responsibility Act of 1982 may have different tax consequences. Therefore, you must provide us with an accurate history of your past purchase payments.

Because of the complexity of these matters, you should consult a qualified tax adviser before making any exchange.

TAX LAW RESTRICTIONS AFFECTING SECTION 403(b) PLANS

Section 403(b)(11) of the Internal Revenue Code restricts the distribution under
Section 403(b) annuity contracts of:

(1) elective contributions made for years beginning after December 31, 1988;

(2) earnings on those contributions; and

(3) earnings on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, we may not distribute income attributable to elective contributions which accrues after December 31, 1988.

VOTING PRIVILEGES

In accordance with our view of current applicable law, we will vote shares of each of the portfolios attributable to a contract at regular and special meetings of the shareholders of Fortis Series. We will vote those shares in proportion to instructions we receive from the persons having the voting interest in the contract as of the record date for the corresponding Fortis Series shareholders meeting. Contract owners have the voting interest during the Accumulation Period. Persons receiving annuity payments have the voting interest during the Annuity Period, and beneficiaries have the voting interest after the death of the Annuitant or contract owner. However, if the Investment Company Act of 1940 or any rules thereunder should be amended, or if the present interpretation thereof should change and as a result we determine that we are permitted to vote shares of the portfolios in our own right, we may elect to do so.

We determine the number of shares of a portfolio attributable to a contract as follows:

     - During the Accumulation Period, we divide the amount of contract value in a subaccount by the net asset value of one share of the portfolio corresponding to that subaccount. We make this calculation as of the record date for the applicable portfolio.

     - During the Annuity Period, or after the death of the Annuitant or owner, we make a similar calculation. However, for subaccount value we use the liability for future variable annuity payments allocable to that subaccount as of the record date for the applicable portfolio. We calculate the liability for future variable annuity payments on the basis of the following on the record date:

       - mortality assumptions,

       - the assumed interest rate used in determining the number of Annuity Units under the contract, and

       - the applicable Annuity Unit value

During the Annuity Period, the number of votes attributable to a contract will generally decrease since funds set aside to make the annuity payments will decrease.

Under certain contracts, we will vote portfolio shares according to instructions we receive from the contract owner. However, we adjust this policy where the Annuitant or payee is not the contract owner. Under this circumstance, the Annuitant or payee may instruct the contract owner who, in turn, relays this instruction to us. We will vote those portfolio shares that we can attribute to the purchase payments of the Annuitant or payee in accordance with the instruction relayed to us. In addition, in certain circumstances such as an employee benefit plan, we allow the Annuitant or payee to direct how we vote additional shares beyond those that we can attribute to the purchase payments of the Annuitant or payee. However, we do so only to the extent authorized by the contract. We compute the number of shares that may be attributed to the Annuitant of payee on a basis consistent with that for attributing portfolio shares to contract owners, as described above.

Contract owners are to instruct First Fortis to vote in accordance with such directions from Annuitants and payees. Furthermore, contract owners are to instruct First Fortis to vote shares of any portfolio for which directions could have been but were not received from Annuitants and other payees in the same proportion as other shares in that portfolio attributable to the contract owner which are to be voted in accordance with directions received from Annuitants and other payees. The contract owner may instruct us as to the voting of any other shares attributable to contracts as the contract owner may determine. The Separate Account, Fortis Series, and First Fortis do not have any obligation to determine whether or not voting directions are requested or received by a contract owner or whether or not a contract owner has instructed First Fortis in accordance with directions given by Annuitants and other payees.

We will vote shares for which we have not received timely instructions, and we will vote shares that we can attribute to excess amounts we have accumulated in the related subaccount. We will vote these shares in proportion to the voting instructions which we receive for all contracts and other variable annuity contracts participating in a portfolio. To the extent that we or any affiliated company holds any shares of a portfolio, those shares will be voted in the same proportion as instructions for that portfolio from all our policy owners holding voting interests in that portfolio. Shares held by separate accounts other than the Separate Account will in general be voted in accordance with instructions of participants in such other separate accounts. This diminishes the relative voting influence of the contracts.

Each person having a voting interest in a subaccount of the Separate Account will receive proxy material, reports and other materials relating to the appropriate portfolio. Under the procedures described above, these persons may give instructions regarding:

     - the election of the Board of Directors of the portfolios,

     - ratification of the selection of a portfolio's independent auditors,

     - the approval of the investment managers of a portfolio,

     - changes in fundamental investment policies of a portfolio, and

     - all other matters that are put to a vote of portfolio shareholders

STATE REGULATION


We are subject to regulation and supervision by the Insurance Department of the State of New York, which periodically examines our affairs.


CONTENTS OF STATEMENT OF ADDITIONAL
INFORMATION


First Fortis...................................
Calculation of Annuity Payments................
Services.......................................
Safekeeping of Separate Account Assets.........
Principal Underwriter..........................
Limitation On Allocations......................
Change of Investment Adviser or Investment
  Policy.......................................
Taxation Under Certain Retirement Plans........
Other Information..............................
Financial Statements...........................
APPENDIX A--Performance Information............

APPENDIX A--SAMPLE DEATH BENEFIT CALCULATIONS
(FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1997 WITH ENHANCED DEATH BENEFIT
RIDER)

                                                                EXAMPLE 1    EXAMPLE 2
DATE OF DEATH IS THE 3RD CONTRACT ANNIVERSARY:                  ---------    ---------
  a. Purchase Payments Made Prior to Date of Death               $20,000      $20,000
  b. Contract Value on Date of Death                             $17,000      $25,000
Death Benefit is larger of a, and b                              $20,000      $25,000

                                                                EXAMPLE 3    EXAMPLE 4    EXAMPLE 5
DATE OF DEATH IS THE 8TH CONTRACT ANNIVERSARY:                  ---------    ---------    ---------
  a. Purchase Payments Made Prior to Date of Death               $20,000      $20,000      $20,000
  b. Contract Value on 5th contract Anniversary                  $15,000      $30,000      $30,000
  c. Contract Value on Date of Death                             $17,000      $25,000      $35,000
Death Benefit is larger of a, b, and c                           $20,000      $30,000      $35,000

                                                                EXAMPLE 6    EXAMPLE 7    EXAMPLE 8
DATE OF DEATH IS THE 13TH CONTRACT ANNIVERSARY:                 ---------    ---------    ---------
  a. Purchase Payments Made Prior to Date of Death               $20,000      $20,000      $20,000
  b. Contract Value on 10th contract Anniversary                 $15,000      $40,000      $40,000
  c. Contract Value on Date of Death                             $17,000      $30,000      $50,000
Death Benefit is larger of a, b, and c                           $20,000      $40,000      $50,000

                 (This page has been left blank intentionally)

APPENDIX B--EXPLANATION OF EXPENSE CALCULATIONS

The expense for a given year is calculated by multiplying the projected beginning of the year policy value by the total expense rate. The total expense rate is the sum of the variable account expense rate plus the total Series Fund expense rate plus the annual administrative charge rate.

The policy values are projected by assuming a single payment of $1,000 grows at an annual rate equal to 5% reduced by the total expense rate described above.

For example, the 3 year expense for the Growth Stock Series is calculated as follows:


----------------------------------------------------------------------------------
         Total Variable Account Annual Expenses                          1.35%
----------------------------------------------------------------------------------
     +   Total Series Fund Operating Expenses                             .64%
----------------------------------------------------------------------------------
     +   Annual Administrative Charge Rate (See Below)                    .02%
----------------------------------------------------------------------------------
     =   Total Expense Rate                                              2.01%
----------------------------------------------------------------------------------



The Annual Administrative Charge Rate is calculated by dividing the total Annual contract charges collected in 2000 by the average policy value in force in 2000.


Year 1 Beginning Policy Value = $1000.00

Year 1 Expense + $1000.00 X .0201 = $20.10



Year 2 Beginning Policy Value = $1029.90


Year 2 Expense = $1,029.90 X .0201 = $20.70



Year 3 Beginning Policy Value = $1060.70


Year 3 Expense = $1,060.70 X .0201 = $21.32



So the cumulative expenses for years 1-3 for the Growth Stock Series are equal to $20.10 + $20.70 + $21.32 = $62.12.


If the contract is surrendered, the surrender charge is the surrender charge percentage times the purchase payment minus the 10% free withdrawal amount:

Surrender Charge Percentage X (Initial Premium - 10% Free Withdrawal) =
     Surrender Charge 0.05 X ($1000.00 - $100.00) = $45.00


So the total expense if surrendered is $62.12 + $45.00 = $107.12.

FIRST FORTIS

OPPORTUNITY+
VARIABLE
ANNUITY
Individual Flexible
Premium Deferred
Variable Annuity Contract
PROSPECTUS DATED

May 1, 2001


[FORTIS SOLID PARTNERS, FLEXIBLE SOLUTIONS(SM) LOGO]

FIRST FORTIS LIFE INSURANCE COMPANY

MAILING ADDRESS:    STREET ADDRESS:               PHONE: 1-800-745-8248
P.O. BOX 3249       308 MALTBIE STREET
SYRACUSE, NY 13220  SUITE 200
                    SYRACUSE, NY 13204

This prospectus describes an individual flexible premium deferred variable annuity contract issued by First Fortis Life Insurance Company ("First Fortis").

The contracts allow you to accumulate funds on a tax-deferred basis. You may elect a guaranteed interest accumulation option through a fixed account or a variable return accumulation option through a variable account, or a combination of these two options. Under the variable return accumulation option, you can choose among the following investment portfolios of Fortis Series Fund, Inc. (those portfolios which have a non-Fortis subadvisor include the name of the subadvisor at the beginning of the portfolio name):



Money Market Series                             MFS -- Capital Opportunities Series
U.S. Government Securities Series               Growth & Income Series
Diversified Income Series                       Dreyfus -- S&P 500 Index Series
AIM -- Multisector Bond Series                  T. Rowe Price -- Blue Chip Stock Series
High Yield Series                               AIM -- Blue Chip Stock Series II
T. Rowe Price -- International Stock Series     Alliance -- Large Cap Growth Series
II                                              MFS -- Investors Growth Series
Lazard Freres -- International Stock Series     Dreyfus -- Mid Cap Stock Series
Global Growth Series                            Growth Stock Series
MFS -- Global Equity Series                     Berger -- Small Cap Value Series
Asset Allocation Series                         Aggressive Growth Series
Federated -- American Leaders Series
Value Series


The accompanying prospectus for these investment portfolios describes the investment objectives, policies and risks of each portfolio.

This prospectus gives you information about the contract that you should know before investing. This prospectus must be accompanied by a current prospectus for the portfolios. All of the prospectuses should be read carefully and kept for future reference.


A Statement of Additional Information, dated May 1, 2001, about the contracts has been filed with the Securities and Exchange Commission and is available without charge from First Fortis at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 20 of this prospectus.

THESE CONTRACTS ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


                                                                PAGE
Special Terms Used in this Prospectus.......................      3
Information Concerning Fees and Charges.....................      4
Summary.....................................................      6
First Fortis and the Separate Account.......................      8
  - First Fortis Life Insurance Company.....................      8
  - The Separate Account....................................      8
  - The Portfolios..........................................      9
Accumulation Period.........................................      9
  - Issuance of a Contract and Purchase Payments............      9
  - Contract Value..........................................      9
  - Allocation of Purchase Payments and Contract Value......     10
  - Total and Partial Surrenders............................     10
  - Telephone Transactions..................................     11
  - Benefit Payable on Death of Contract Owner (or
     Annuitant).............................................     11
The Annuity Period..........................................     12
  - Annuity Commencement Date...............................     12
  - Commencement of Annuity Payments........................     12
  - Relationship Between Subaccount Investment Performance
     and Amount of Variable Annuity Payments................     13
  - Annuity Options.........................................     13
  - Death of Annuitant or Other Payee.......................     13
Charges and Deductions......................................     13
  - Premium Taxes...........................................     13
  - Annual Administrative Charge............................     14
  - Charges Against the Separate Account....................     14
  - Surrender Charge........................................     14
  - Miscellaneous...........................................     15
  - Reduction of Charges....................................     15
Fixed Account...............................................     15
  - General Description.....................................     15
  - Fixed Account Value.....................................     15
  - Fixed Account Transfers, Total and Partial Surrenders...     15
General Provisions..........................................     16
  - The Contract............................................     16
  - Postponement of Payments................................     16
  - Misstatement of Age or Sex and Other Errors.............     16
  - Assignment and Ownership Rights.........................     16
  - Beneficiary.............................................     16
  - Reports.................................................     16
Rights Reserved by First Fortis.............................     16
Distribution................................................     17
Federal Tax Matters.........................................     17
Voting Privileges...........................................     19
State Regulation............................................     20
Contents of Statement of Additional Information.............     20
Appendix A--Sample Death Benefit Calculations...............    A-1
Appendix B--Explanation of Expense Calculations.............    B-1
Appendix C--Pro Rata Adjustments............................    C-1


THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FIRST FORTIS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, THE RELATED STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FIRST FORTIS.

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation PeriodThe time period under a contract between the contract date and the Annuity Period.

Accumulation Unit  A unit of measure used to calculate the interest of the contract owner in the Separate Account during the Accumulation Period.

Annuitant          A person during whose life annuity payments are to be made by
                   First Fortis under the contract. The Annuitant is the person named in the application for the contract. If such person dies before the annuity commencement date and there is an additional annuitant named in the application, the additional annuitant shall become the Annuitant. If there is no named additional annuitant, or the additional annuitant has predeceased the annuitant who is named in the application, the contract owner, if he or she is a natural person, shall become the Annuitant.

Annuity Period     The time period following the Accumulation Period during
                   which annuity payments are made by First Fortis.

Annuity Unit       A unit of measurement used to calculate variable annuity
                   payments.

Fixed Annuity Option
                   An annuity option under which First Fortis promises to pay the Annuitant or any other properly designated payee one or more fixed payments.

Non-Qualified Contracts
                   Contracts that do not qualify for the special federal income tax treatment applicable in connection with certain retirement plans.

Qualified ContractsContracts that are qualified for the special federal income tax treatment applicable in connection with certain retirement plans.

Separate Account   The segregated asset account referred to as Separate Account
                   A of First Fortis Life Insurance Company established to receive and invest purchase payments made under contracts.

Valuation Date     Each business day of First Fortis except, with respect to any subaccount, days on which the related portfolio does not value its shares. Generally, the portfolios value their shares on each day the New York Stock Exchange is open.

Valuation Period   The period that starts at the close of regular trading on the
                   New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

Variable Annuity Option
                   An annuity option under which First Fortis promises to pay the Annuitant or any other properly designated payee one or more payments which vary in amount in accordance with the net investment experience of the subaccounts selected by the Annuitant.

INFORMATION CONCERNING FEES AND CHARGES

CONTRACT OWNER TRANSACTION EXPENSES

     Front End Sales Charge Imposed on Purchases.................     0%
     Maximum Surrender Charge for Sales Expenses (as a percentage
     of purchase payments).......................................     5%(1)

       YEARS SINCE                 AMOUNT OF
     DATE OF PAYMENT                CHARGE
     ---------------               ---------
       Less than 3                    6%
At least 3 but less than 4            5%
At least 4 but less than 5            4%
At least 5 but less than 6            3%
        6 or more                     0%

     Other Surrender Fees........................................       0%
     Exchange Fee................................................       0%
ANNUAL CONTRACT ADMINISTRATION CHARGE............................      $30(2)
SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
     Mortality and Expense Risk Charge...........................    1.25%
     Separate Account Administrative Charge......................     .10%
     Total Separate Account Annual Expenses......................    1.35%

------------------------------
(1) This charge does not apply in certain cases such as partial surrenders each year of up to 10% of new purchase payments as defined under the heading "Surrender Charge" or, payment of a death benefit.

(2) This charge, which is otherwise applied at each contract anniversary, will not be charged during the Accumulation Period if the contract value as of such anniversary or surrender is $25,000 or more. Currently, First Fortis waives this charge during the Annuity Period. This charge is also subject to any applicable limitations under the law of any state.

PORTFOLIO ANNUAL EXPENSES (a)


                                  MONEY    U.S. GOVERNMENT     DIVERSIFIED     MULTI SECTOR    HIGH     INTERNATIONAL     ASSET
                                  MARKET      SECURITIES         INCOME            BOND        YIELD       STOCK        ALLOCATION
                                  SERIES        SERIES           SERIES           SERIES       SERIES    SERIES II        SERIES
                                  -----    ----------------   -------------   --------------   -----    ------------   ------------
Investment and Management
  Fee..........................   0.30%          0.47%              0.48%           0.75%      0.50%       0.90%              0.47%
Other Expenses.................   0.06%          0.05%              0.05%           0.19%      0.06%       0.16%              0.04%
Total Fortis Series Operating
  Expenses.....................   0.36%          0.52%              0.53%           0.94%      0.56%       1.06%              0.51%



                               AMERICAN                CAPITAL      GROWTH &   S&P 500   BLUE CHIP    BLUE CHIP
                                LEADERS    VALUE    OPPORTUNITIES    INCOME     INDEX      STOCK        STOCK       INTERNATIONAL
                                SERIES     SERIES      SERIES        SERIES    SERIES     SERIES      SERIES II     STOCK SERIES
                               --------    ------   -------------   --------   -------   ---------    ---------     -------------
Investment and Management
  Fee........................    0.90%     0.70%        0.90%        0.63%      0.40%      0.87%        0.95%           0.83%
Other Expenses...............    0.35%     0.06%        0.41%        0.04%      0.05%      0.05%        0.43%           0.10%
Total Fortis Series Operating
  Expenses...................    1.25%     0.76%        1.31%        0.67%      0.45%      0.92%        1.38%           0.93%



                                    MID CAP   SMALL CAP   GLOBAL    GLOBAL     LARGE CAP   INVESTORS   GROWTH   AGGRESSIVE
                                     STOCK      VALUE     GROWTH    EQUITY      GROWTH      GROWTH     STOCK      GROWTH
                                    SERIES     SERIES     SERIES    SERIES      SERIES      SERIES     SERIES     SERIES
                                    -------   ---------   ------    ------     ---------   ---------   ------   ----------
Investment and Management Fee....    0.90%      0.90%     0.70%      1.00%       0.90%       0.90%     0.61%      0.62%
Other Expenses...................    0.15%      0.13%     0.05%      0.43%       0.06%       0.49%     0.03%      0.04%
Total Fortis Series Operating
  Expenses.......................    1.05%      1.03%     0.75%      1.43%       0.96%       1.39%     0.64%      0.66%


-------------------------

(a) As a percentage of portfolio average net assets based on 2000 historical data. The figures set forth above were annualized numbers for the following portfolios and the total operating expense ratio for them would have been as follows had there not been a waiver and reimbursement of expense arrangement in effect: American Leaders Series--1.50%; Blue Chip Series II--1.50%; Capital Opportunities Series--1.38%; Global Equity Series--1.86%; Investors Growth Series--1.53%.

EXAMPLES*

If you surrender your contract in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------                   ------    -------    -------    --------
Money Market................................................     $62       $ 99       $137        $201
US Government Securities....................................      64        103        146         218
Diversified Income..........................................      64        104        146         219
Multisector Bond............................................      68        116        167         261
High Yield..................................................      64        105        148         222
International Stock Series II...............................      69        120        173         273
Asset Allocation............................................      64        103        145         217
American Leaders............................................      71        125        182         292
Value.......................................................      66        111        158         243
Capital Opportunities.......................................      72        127        185         298
Growth & Income.............................................      65        108        153         233
S&P 500 Index...............................................      63        101        142         210
Blue Chip Stock.............................................      68        116        166         259
Blue Chip Stock II..........................................      73        129        189         305
International Stock.........................................      68        116        166         260
MidCap Stock Series.........................................      69        119        172         272
Small Cap Value Series......................................      69        119        171         270
Global Growth...............................................      66        110        157         242
Global Equity...............................................      73        131        191         309
Large Cap Growth Series.....................................      68        117        168         263
Investors Growth Series.....................................      73        130        189         306
Growth Stock................................................      65        107        152         230
Aggressive Growth...........................................      65        108        153         232


If you commence an annuity payment option, or do not surrender your contract, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------                   ------    -------    -------    --------
Money Market................................................     $17        $54       $ 92        $201
US Government Securities....................................      19         58        101         218
Diversified Income..........................................      19         59        101         219
Multisector Bond............................................      23         71        122         261
High Yield..................................................      19         60        103         222
International Stock Series II...............................      24         75        128         273
Asset Allocation............................................      19         58        100         217
American Leaders............................................      26         80        137         292
Value.......................................................      21         66        113         243
Capital Opportunities.......................................      27         82        140         298
Growth & Income.............................................      20         63        108         233
S&P 500 Index...............................................      18         56         97         210
Blue Chip Stock.............................................      23         71        121         259
Blue Chip Stock II..........................................      28         84        144         305
International Stock.........................................      23         71        121         260
MidCap Stock Series.........................................      24         74        127         272
Small Cap Value Series......................................      24         74        126         270
Global Growth...............................................      21         65        112         242
Global Equity...............................................      28         86        146         309
Large Cap Growth Series.....................................      23         72        123         263
Investors Growth Series.....................................      28         85        144         306
Growth Stock................................................      20         62        107         230
Aggressive Growth...........................................      20         63        108         232


------------------------------

* For purposes of these examples, the effect of the annual contract administration charge has been computed based on the average total contract value of all outstanding contracts during the year ended December 31, 2000 and the total actual amount of annual contract administration charges collected during the year. For the purposes of these examples, portfolio annual expenses are assumed to continue at the rates set forth in the table above.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
                         ------------------------------

The foregoing tables and examples, prescribed by the SEC, are included to assist contract owners in understanding the transaction and operating expenses imposed directly or indirectly under the contracts and the portfolios. Amounts for state premium taxes or similar assessments will also be deducted, where applicable.

See Appendix B for an explanation of the calculation of the amounts set forth above.

SUMMARY

The following summary should be read in conjunction with the detailed information in this prospectus. This prospectus generally describes only the portion of the contract involving the Separate Account. For a brief description of First Fortis' fixed account, please refer to the heading Fixed Account in this prospectus.

The contract is designed to provide individuals with retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments.

PURCHASE PAYMENTS

For individual contracts, each initial or subsequent purchase payment must be at least $50. For contracts issued in connection with a benefit plan covering employees, the initial and subsequent purchase payments under each contract must at all times average at least $50 and in no case be less than $25. No additional purchase payments are required, if the contract value is at least $500 by the end of the first contract year and at least $1,000 by the end of second contract year and at all times thereafter. See "Issuance of a Contract and Purchase Payments."

On the contract date, the initial purchase payment is allocated, as specified by the contract owner in the contract application, among one or more of the available investment portfolios, or to the fixed account, or to both. Subsequent purchase payments are allocated in the same way, or pursuant to different allocation percentages that the contract owner may subsequently request.

SEPARATE ACCOUNT INVESTMENT OPTIONS

Each of the subaccounts of the Separate Account invests in shares of a corresponding portfolio. The investment objective of each of the subaccounts of the Separate Account and that of the corresponding portfolio is the same.

Contract value in each of the subaccounts of the Separate Account will vary to reflect the investment experience of each of the corresponding portfolios, as well as deductions for certain charges.

Each portfolio has a separate and distinct investment objective and is managed by Fortis Advisers, Inc. or a subadviser of Fortis Advisers, Inc. For providing investment management services to the portfolios, Fortis Advisers, Inc. receives fees from Fortis Series based on the average daily net assets of each portfolio. The portfolios also bear most of their other expenses. A full description of the portfolios and their investment objectives, policies, and risks can be found in the current prospectus for the portfolios, which accompanies this prospectus, and the portfolios' Statement of Additional Information, which is available upon request from First Fortis at the address and phone number on the cover of this prospectus.

TRANSFERS

During the Accumulation Period, you can transfer all or part of your contract value from one subaccount to another or into the fixed account. Additionally, during the accumulation period we may, in our discretion, permit a continuing request for transfers of specified amounts automatically on a periodic basis. There is currently no charge for any of these transfers. We reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges upon, transfers from a subaccount during the Accumulation Period. During the Annuity Period, the person receiving annuity payments may make up to four transfers (but not from a Fixed Annuity Option) during each year of the Annuity Period. For a description of certain limitations on transfer rights, see "Allocations of Purchase Payments and Contract Values--Transfers."

TOTAL OR PARTIAL SURRENDERS

All or part of the contract value of a contract may be surrendered by you before the earlier of the Annuitant's death or the annuity commencement date. Amounts surrendered may be subject to a surrender charge and total surrenders may not be made without application of the annual administrative charge if the contract value is less than $25,000. See "Total and Partial Surrenders," "Surrender Charge" and "Annual Administrative Charge." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

CHARGES AND DEDUCTIONS

We deduct daily charges at a rate of 1.25% per annum of the value of the average net assets in the Separate Account for the mortality and expense risks we assume and .10% per annum of the value of the average net assets in the Separate Account to cover certain administrative expenses. See "Mortality and Expense Risk Charge" and "Administrative Expense Charge" under the heading "Charges Against the Separate Account."

In order to permit investment of the entire purchase payment, We do not deduct sales charges at the time of investment. However, a surrender charge is imposed on certain total or partial surrenders of the contract to help defray expenses relating to the sale of the contract, including commissions to registered representatives and other promotional expenses. Certain amounts may be surrendered without the imposition of any surrender charge. The amount of such charge-free surrender depends on how recently the purchase payments to which the surrender relates were made. The aggregate surrender charges will never exceed 6% of the purchase payments made to date.

There is also an annual administrative charge each year for contract administration and maintenance. This charge is $30 per year (subject to any applicable state law limitations) and is deducted on each anniversary of the contract date. Currently, this charge is not deducted during the Annuity Period. This charge will be waived during the Accumulation Period if the contract value at the end of the contract year (or upon total surrender) is $25,000 or more.

Certain states and other jurisdictions impose premium taxes or similar assessments upon us, either at the time purchase payments are made or when contract value is applied to an annuity option. Where such taxes or assessments are imposed by your state or other jurisdiction upon receipt of purchase payments, we will deduct a charge for these amounts from the contract value upon surrender, death of the Annuitant or contract owner, or annuitization of the contract. In jurisdictions where such taxes or assessments are imposed at the time of annuitization, we will deduct a charge for such amounts at that time.

ANNUITY PAYMENTS

The contract provides several types of annuity benefits to Annuitants or their beneficiaries, including Fixed and Variable Annuity Options. The contract owner has considerable flexibility in choosing the annuity commencement date. However, the tax implications of an annuity commencement date must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Annuity Commencement Date," "Annuity Options" and "Federal Tax Matters" in this prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information.

DEATH BENEFIT

In the event of the death of the contract owner, or the Annuitant if the contract owner is a non-natural person, prior to the annuity commencement date, a death benefit is payable. See "Benefit Payable on Death of Contract Owner (or Annuitant)."

RIGHT TO EXAMINE THE CONTRACT

You have a right to examine the contract. You can cancel the contract by delivering or mailing it, together with a written request, to First Fortis' home office or to the sales representative through whom it was purchased, before the close of business on the tenth day after receipt of the contract. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by us on the date postmarked. We will return to you the then current contract value.

LIMITATIONS IMPOSED BY RETIREMENT PLANS

Certain rights a contract owner would otherwise have under a contract may be limited by the terms of any employee benefit plan in connection with which the contract is issued. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a contract is issued.

TAX IMPLICATIONS

The tax implications for contract owners, Annuitants and beneficiaries, and those of any related employee benefit plan can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information, but such discussion is not comprehensive. Therefore, you should consider these matters carefully and consult a qualified tax adviser before making purchase payments or taking any other action in connection with a contract or any related employee benefit plan. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

QUESTIONS AND OTHER COMMUNICATIONS

Any question about procedures or the contract should be directed to your sales representative, or First Fortis' home office: P.O. Box 3249, Syracuse, NY 13220; 1-800-745-8248. For certain current information relating to contract values such as subaccount unit values, interest rates in the fixed account, and your contract value, call 1-800-745-8248. Purchase payments and written requests should be mailed or delivered to the same home office address. All communications should include the contract number, the contract owner's name, and if different, the Annuitant's name. The number for telephone transfers is 1-800-745-8248.

Any purchase payment or other communication, except a 10-day cancellation notice, is deemed received at First Fortis' home office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on the New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION


The information presented below represents the Accumulation Unit information for subaccounts of the Separate Account through December 31, 2000. Accumulation Units have been rounded to the nearest whole unit.


                                MONEY    U.S. GOV'T   DIVERSIFIED   MULTI SECTOR    HIGH     INTERNATIONAL     ASSET      AMERICAN
                               MARKET    SECURITIES     INCOME          BOND        YIELD      STOCK II      ALLOCATION   LEADERS
                               ------    ----------   -----------   ------------    -----    -------------   ----------   --------
DECEMBER 31, 2000
  Accumulation Units in
    Force....................  695,803     91,543       683,922        45,376      121,630      105,196       923,184       3,577
  Accumulation Unit Value....  $ 1.662    $19.655       $ 2.118       $12.436      $11.814      $14.633       $ 3.877     $10.392
DECEMBER 31, 1999
  Accumulation Units in
    Force....................  797,681     71,855       756,563        27,683      143,241      108,668       797,681          --
  Accumulation Unit Value....  $ 1.587    $17.823       $ 1.998       $12.092      $12.799      $16.150       $ 3.923          --
DECEMBER 31, 1998
  Accumulation Units in
    Force....................  318,605     71,200       597,806        14,947      132,636       91,185       867,243          --
  Accumulation Unit Value....  $ 1.532    $18.421       $ 2.059       $13.254      $12.823      $16.513       $ 3.326          --
DECEMBER 31, 1997
  Accumulation Units in
    Force....................  170,961     12,970       148,631         5,883       47,286       25,317       542,582          --
  Accumulation Unit Value....  $ 1.474    $17.149       $ 1.963       $11.837      $12.917      $14.433       $ 2.809          --
DECEMBER 31, 1996
  Accumulation Units in
    Force....................   31,800        427        20,649         1,347        9,846        7,591        63,004          --
  Accumulation Unit Value....  $ 1.418    $15.935       $ 1.801       $11.961      $11.928      $12.884       $ 2.368          --
MAY 1, 1996*
  Accumulation Unit Value....  $10.000    $10.000       $10.000       $10.000      $10.000      $10.000       $10.000          --

                                            CAPITAL      GROWTH &
                                VALUE    OPPORTUNITIES    INCOME
                                -----    -------------   --------
DECEMBER 31, 2000
  Accumulation Units in
    Force....................  172,499       7,338       390,374
  Accumulation Unit Value....  $18.599      $8,754       $24.661
DECEMBER 31, 1999
  Accumulation Units in
    Force....................  179,372          --       404,608
  Accumulation Unit Value....  $15.875          --       $23.775
DECEMBER 31, 1998
  Accumulation Units in
    Force....................  160,886          --            --
  Accumulation Unit Value....  $14.768          --       $21.767
DECEMBER 31, 1997
  Accumulation Units in
    Force....................   55,753          --       137,613
  Accumulation Unit Value....  $13.651          --       $19.487
DECEMBER 31, 1996
  Accumulation Units in
    Force....................   15,690          --        14,412
  Accumulation Unit Value....  $11.048          --       $15.468
MAY 1, 1996*
  Accumulation Unit Value....  $10.000          --       $10.000

                                 S&P      BLUE      BLUE     INTERNATIONAL   GLOBAL    GLOBAL   GROWTH    AGGRESSIVE    MID CAP
                                 500      CHIP     CHIP II       STOCK       GROWTH    EQUITY    STOCK      GROWTH       STOCK
                                 ---      ----     -------   -------------   ------    ------   ------    ----------    -------
DECEMBER 31, 2000
  Accumulation Units in
    Force....................  589,474   334,015   14,525       168,151       90,016    4,590   602,842    135,753       64,774
  Accumulation Unit Value....  $19.808   $20.758   $8.728       $17.572      $27.039   $9.264   $ 6.079    $27.382     $ 11.303
DECEMBER 31, 1999
  Accumulation Units in
    Force....................  559,635   329,701       --       143,002       76,906       --   524,451    109,482       35,840
  Accumulation Unit Value....  $22.189   $21.571       --       $19.711      $33.343       --   $ 5.925    $32.680     $ 10.538
DECEMBER 31, 1998
  Accumulation Units in
    Force....................  385,486   270,261       --       125,894       75,340       --   475,115    105,783       13,231
  Accumulation Unit Value....  $18.689   $18.238       --       $16.113      $21.433       --   $ 3.870    $15.829     $  9.625
DECEMBER 31, 1997
  Accumulation Units in
    Force....................   96,726    74,226       --        36,305       47,369       --   240,842     47,583           --
  Accumulation Unit Value....  $14.786   $14.429       --       $14.021      $19.507       --   $ 3.296    $13.241           --
DECEMBER 31, 1996
  Accumulation Units in
    Force....................    5,144     9,457       --        10,999        6,899       --    70,686     14,449           --
  Accumulation Unit Value....  $11.326   $11.520       --       $12.690      $18.510       --   $ 2.971    $13.232           --
MAY 1, 1996*
  Accumulation Unit Value....  $10.000   $10.000                $10.000      $10.000            $10.000    $10.000           --

                               LARGE CAP   INVESTORS   SMALL CAP
                                GROWTH      GROWTH       VALUE
                               ---------   ---------   ---------
DECEMBER 31, 2000
  Accumulation Units in
    Force....................   279,248      5,480       78,834
  Accumulation Unit Value....   $11.946     $8.905      $13.357
DECEMBER 31, 1999
  Accumulation Units in
    Force....................   247,782                  63,233
  Accumulation Unit Value....   $14.754                 $10.659
DECEMBER 31, 1998
  Accumulation Units in
    Force....................    90,599                  23,823
  Accumulation Unit Value....   $11.755                 $ 9.367
DECEMBER 31, 1997
  Accumulation Units in
    Force....................        --                      --
  Accumulation Unit Value....        --                      --
DECEMBER 31, 1996
  Accumulation Units in
    Force....................        --                      --
  Accumulation Unit Value....        --                      --
MAY 1, 1996*
  Accumulation Unit Value....        --                      --


------------------------------
* Accumulation Unit value at date of initial registration effectiveness.

Audited financial statements of the Separate Account and First Fortis are included in the Statement of Additional Information.

Advertising and other sales materials may include yield and total return figures for the subaccounts of the Separate Account. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the income generated by an investment in the subaccount over a period of time specified in the advertisement. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Total Return" is the total change in value of an investment in the subaccount over period of time specified in the advertisement. The rate of return shown would produce that change in value over the specified period, if compounded annually. Yield figures do not reflect the surrender charge and yield and total return figures do not reflect premium tax charges. This makes the performance shown more favorable.

FIRST FORTIS AND THE SEPARATE ACCOUNT

FIRST FORTIS LIFE INSURANCE COMPANY


First Fortis Life Insurance Company is the issuer of the contracts. First Fortis is a New York corporation founded in 1971. It is qualified to sell life insurance and annuity contracts in New York. First Fortis is a wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis (NL) N.V. and 50% by Fortis (B). Fortis, Inc. manages the United States operations for these two companies.



Fortis (NL) N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis
(B) is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis (NL) N.V. and Fortis (B) have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.


All of the guarantees and commitments under the contracts are general obligations of First Fortis, regardless of whether you have allocated the contract value to the Separate Account or to the fixed account. None of First Fortis' affiliated companies has any legal obligation to back First Fortis' obligations under the contracts.


Effective April 1, 2001, First Fortis contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management (i.e., the available investment portfolios) and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.


THE SEPARATE ACCOUNT

The Separate Account is a segregated investment account of First Fortis. First Fortis established Separate Account A under New York insurance law as of October 1, 1993. The assets allocated to the Separate Account are the exclusive property of First Fortis. The Separate Account is an integral part of First Fortis. However, the Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration does not involve supervision of the management, or investment practices, or policies of the Separate Account or of First Fortis by the Securities and Exchange Commission.

All income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses, of First Fortis. Assets in the Separate Account representing reserves and liabilities will not be chargeable with liabilities arising out of any other business of First Fortis. First Fortis may accumulate in the Separate Account proceeds from charges under variable annuity contracts and other amounts in excess of the Separate Account assets representing reserves and liabilities. First Fortis may from time to time transfer to its general account any of such excess amounts.

The Separate Account has subaccounts. The assets in each subaccount are invested exclusively in a distinct class (or series) of stock issued by the portfolios, each of which represents a separate investment portfolio within the portfolios. Income and both realized and unrealized gains or losses from the assets of each subaccount of the Separate Account are credited to or charged against that subaccount without regard to income, gains or losses, from any other subaccount of the Separate Account or arising out of any other business we may conduct. We may add or eliminate new subaccounts as new portfolios are added or are eliminated.

THE PORTFOLIOS

First Fortis purchases and redeems shares for the Separate Account at their net asset value without any sales or redemption charges. These shares are interests in the portfolios available for investment by the Separate Account. Each portfolio corresponds to one of the subaccounts of the Separate Account. The assets of each portfolio are separate from the assets of other portfolios. Each Series operates as a separate investment portfolio whose investment performance has no effect on the investment performance of any other portfolio.

We automatically reinvest dividends or capital gain distributions attributable to contracts in shares of the portfolio from which they are received at that portfolio's net asset value on the date paid. These dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding portfolio and increasing, by an equivalent value, the number of shares outstanding of that portfolio. However, the value of the interests of contract owners, Annuitants and beneficiaries in the corresponding subaccount will not change as a result of any of these dividends and distributions.

ACCUMULATION PERIOD

ISSUANCE OF A CONTRACT AND PURCHASE PAYMENTS

If you wish to purchase a contract, you must complete an application and make an initial purchase payment of at least $50. The application is forwarded to us for processing. Acceptance is subject to our underwriting and suitability rules and procedures. We reserve the right to reject any application for any reason.

In certain circumstances, an employer remits payments to us on behalf of employee-Annuitants. Where purchase payments are remitted to us through an employer for multiple employee-Annuitants, we must be given accurate information that specifically identifies the contracts and accounts that are to be credited with the payments.

If we accept your application in the form received, we will credit the initial purchase payment within two Valuation Dates after the later of (1) receipt of the application or (2) receipt of the initial purchase payment at our home office. If we cannot apply the initial purchase payment within five Valuation Dates after receipt because the application or other issuing requirements are incomplete, we will return the initial purchase payment unless you consent to our retaining the initial purchase payment and applying it at the end of the Valuation Period in which the necessary requirements are fulfilled. However, even where you give your consent, if we cannot apply your initial purchase payment within thirty Valuation Dates after we receive your payment because the application or issuing instructions remain incomplete, we will return your initial purchase payment to you.

The date that we apply the initial purchase payment to the purchase of the contract is the contract date. The contract date is the date used to determine contract years, regardless of when we deliver the contract. Our crediting of investment experience in the Separate Account, or a fixed rate of return in the fixed account, begins as of the contract date, even if that date is delayed due to an incomplete application.


We will accept additional purchase payments at any time after the contract date and prior to the annuity commencement date, as long as the contract owner (or Annuitant if contract owner is not a natural person) is living. You must transmit purchase payments (together with any required information identifying the proper contracts and accounts to be credited with purchase payments) to our home office. We apply additional purchase payments to the contract, and add to the contract value, at the end of the Valuation Period in which we receive the payments.


Each additional purchase payment must be at least $50. However, under contracts issued in connection with a benefit plan covering employees, it is sufficient that all purchase payments under each contract, at all times, average $50. We will not accept a purchase payment if it is less than $25. Moreover, we reserve the right to raise this minimum purchase payment to a maximum amount of $100. In addition, the total of all purchase payments, for all contracts, having the same owner or annuitant may not exceed $1 million (not more than $500,000 allocated to the fixed account) without our prior approval. We reserve the right to modify this limitation at any time.

You may make purchase payments in excess of the initial minimum by monthly draft against a bank account if you have completed and returned to us a special authorization form. You may obtain the form from your sales representative or from our home office. We can also arrange for you to make purchase payments by wire transfer, payroll deduction, military allotment, direct deposit and billing. Purchase payments by check should be made payable to First Fortis Life Insurance Company.

We may cancel any contract with a contract value of less than $1,000. However, under our current administrative procedures, if a contract's value is at least $500 by the end of the first contract year, we will not cancel the contract during the first two contract years. We will provide the contract owner with 90 days' written notice so that additional purchase payments may be made in order to raise the contract value above the applicable minimum. Otherwise, we may cancel the contract as of the end of the Valuation Period which includes the next anniversary of the contract date. If we do cancel the contract, we will pay the contract owner the full contract value. In addition, as long as the contract value remains above $1,000, we will not require additional purchase payments.

CONTRACT VALUE

Contract value is the total of any Separate Account value in all the subaccounts of the Separate Account, plus any fixed account value. For a discussion of how fixed account value is calculated, see "The Fixed Account."

The contract does not guarantee a minimum Separate Account value. The Separate Account value will reflect the investment experience of the chosen subaccounts of the Separate Account, all purchase payments made, any partial surrenders, and all charges assessed in connection with the contract. Therefore, the Separate Account value changes from Valuation Period to Valuation Period. You bear the entire investment risk for the contract value that you allocate to the Separate Account.

Determination of Separate Account Value. A contract's Separate Account value is based on Accumulation Unit values that we determined on each Valuation Date. The value of an Accumulation Unit for a subaccount on any Valuation Date is equal to the previous value of that subaccount's Accumulation Unit multiplied by that subaccount's net investment factor (discussed directly below) for the Valuation Period ending on that Valuation Date. Purchase payments applied to a given subaccount will be used to purchase Accumulation Units at the unit value of that subaccount next determined after receipt of a purchase payment. See "Allocation of Purchase Payments and Contract Value--Allocation of Purchase Payments."

At the end of any Valuation Period, a contract's Separate Account value in a subaccount is equal to:

     - The number of Accumulation Units in the subaccount; times

     - The value of one Accumulation Unit for that subaccount

The number of Accumulation Units in each subaccount is equal to:

     - The initial Accumulation Units purchased on the contract date; plus

     - Accumulation Units purchased at the time that additional purchase payments are allocated to the subaccount; plus

     - Accumulation Units purchased through transfers from another subaccount or from the fixed account; less

     - Accumulation Units redeemed to pay for the portion of any partial surrenders allocated to the subaccount; less

     - Accumulation Units redeemed as part of a transfer to another subaccount or to the fixed account; less

     - Accumulation Units redeemed to pay charges under the contract.

Net Investment Factor. The net investment factor for a subaccount is determined by dividing (1) the net asset value per share of the portfolio shares held by the subaccount, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the portfolio shares held by the subaccount during the current Valuation Period, minus a per share charge for the increase, plus a per share credit for the decrease, in any income taxes assessed which we determine to have resulted from the investment operations of the subaccount or any other taxes which are attributable to the contract, by (2) the net asset value per share of the portfolio shares held in the subaccount as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk, and administrative expense charge.

A subaccount's net investment factor for a Valuation Period is an index number that reflects certain charges to a contract and the investment performance of the subaccount during the Valuation Period. If the net investment factor is greater than one, the subaccount's Accumulation Unit value has increased. If the net investment factor is less than one, the subaccount's Accumulation Unit value has decreased.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Allocation of Purchase Payments. In your application for a contract, you may allocate purchase payments, or portions of payments to the:

     - available subaccounts of the Separate Account, or

     - to the fixed account, or

     - both

Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future purchase payments may be changed, without charge, at any time by sending a written request to First Fortis' home office. Changes in the allocation of future purchase payments will be effective on the date we receive your written request.

Transfers. You may transfer contract value:

     - from one available subaccount to another subaccount, or

     - into the fixed account.

You may request transfers by either (1) a written request sent to our home office, or by (2) a telephone transfer as described below. Currently, we do not charge for any transfer.

All or part of the contract value in one or more subaccounts of the Separate Account may be transferred at one time. We may permit a continuing request for transfers automatically and on a periodic basis. We prohibit transfers into the fixed account within six months of a transfer out of the fixed account. In addition, we restrict transfers of contract value FROM the fixed account in both amount and timing. See "Fixed Account--Fixed Account Transfers, Total and Partial Surrenders." Where you make all your transfer requests at the same time, as part of one request, we will count all transfers between and among the subaccounts of the Separate Account and the fixed account as one transfer. We will execute the transfers, and determine all values in connection with the transfers, at the end of the Valuation Period in which we receive the transfer request.

Certain restrictions on very substantial allocations to any one subaccount are set forth under "Limitations on Allocations" in the Statement of Additional Information.

TOTAL AND PARTIAL SURRENDERS


Total Surrenders. You may surrender all of the cash surrender value at any time during the life of the contract owner (or Annuitant if contract owner is not a natural person) and prior to the annuity commencement date. If you choose to make a total surrender, you must do so by written request sent to our home office. We reserve the right to require that the contract be returned to us prior to making payment, although this will not affect our determination of the amount of the cash surrender value. Cash surrender value is:


     - the contract value at the end of the Valuation Period during which we receive the written request for total surrender at our home office, less

     - any applicable surrender charge.

For a discussion of these charges and the circumstances under which they apply, see "Annual Administrative Charge" and "Surrender Charge."

We must receive written consent of all collateral assignees and irrevocable beneficiaries prior to any total surrender. We will generally pay surrenders from the Separate Account within seven days of the date of receipt by our home office of the written request. However, we may postpone payments in certain circumstances. See "Postponement of Payment."

Since the contract owner assumes the investment risk with respect to amounts allocated to the Separate Account, and because certain surrenders are subject to a surrender charge, the amount we pay upon total surrender of the cash surrender value (taking into account any prior partial surrenders) may be more or less than the total purchase payments you made. After a surrender of the cash surrender value or at any time the contract value is zero, all rights of the contract owner, Annuitant, and any beneficiary, will terminate.


Partial Surrenders. At any time during the life of the contract owner (or Annuitant if contract owner is not a natural person) and prior to the commencement date, you may surrender a portion of the fixed account and/or the Separate Account. You must request partial surrender by written request sent to First Fortis' home office. The minimum partial surrender amount is $500, including any surrender charge. We will surrender the entire cash surrender value under the contract if the total contract value in both the Separate Account and the fixed account would be less than $1,000, after the partial surrender. However, under our current administrative procedures, we will honor a surrender request during the first two contract years without regard to the remaining contract value.


You should specify the subaccounts of the Separate Account or the fixed account that you wish to partially surrender. If you do not specify, we take the partial surrender from the subaccounts and the fixed account on a pro rata basis.

We will surrender Accumulation Units from the Separate Account and/or dollar amounts from the fixed account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request. We will reduce the partial surrender by the amount of any applicable surrender charge. The partial surrender will be effective at the end of the Valuation Period in which we receive the written request for partial surrender at our home office. We will generally make payments within seven days of the effective date of such request, although certain delays are permitted. See "Postponement of Payment."

The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters." Also, under tax deferred annuity contracts pursuant to Section 403(b) of the Internal Revenue Code, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability, or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.) This restriction does not apply to amounts transferred to another investment alternative permitted under a
Section 403(b) retirement arrangement or to amounts attributable to premium payments received prior to January 1, 1989.

TELEPHONE TRANSACTIONS

You or your representative may make certain requests under the contract by telephone if we have a written telephone authorization on file. These include requests for (1) transfers, (2) withdrawals, and (3) changes in purchase payment allocation instructions, dollar-cost averaging, portfolio rebalancing programs, and systematic withdrawals. Our home office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among others, (1) requiring some form of personal identification such as your address and social security number prior to acting upon instructions received by telephone, (2) providing written confirmation of such transactions, and/or (3) tape recording of telephone instructions. Your request for telephone transactions authorizes us to record telephone calls. We may be liable for any losses due to unauthorized or fraudulent instructions if we do not employ reasonable procedures. If we do employ reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to place limits, including dollar limits, on telephone transactions.

BENEFIT PAYABLE ON DEATH OF CONTRACT OWNER (OR ANNUITANT)

If the owner dies prior to the annuity commencement date, we will pay a death benefit to the beneficiary. If the contract owner is a non-natural person, then we will pay a death benefit upon the death of the Annuitant prior to the annuity commencement date. In such case, if more than one Annuitant has been named, we will pay the death benefit payable upon the death of an Annuitant only upon the death of the last survivor of the persons so named. The term "decedent" in the death benefit description below refers to the death of the contract owner unless the contract owner is a non-natural person, in which case it refers to the death of the Annuitant. Also, the death benefit description refers to the age of the contract owner. If the contract owner is a non-natural person, the relevant age will instead be that of the Annuitant.

Additionally, the death benefit description makes reference to "Pro Rata Adjustments." A pro rata adjustment is calculated separately for each withdrawal, creating a decrease in the death benefit proportional to the decrease the withdrawal makes in the contract value. Pro rata adjustments are made for amounts withdrawn for partial surrenders and any associated surrender charge (which shall be deemed to be an amount withdrawn), but not for any contract fee-related surrenders.

The death benefit will equal the greatest of (1), (2), or (3) as follows:

(1) The contract value as of the date used for valuing the death benefit.

(2) The sum of all purchase payments made, reduced by pro rata adjustments for each withdrawal.

(3) The highest Anniversary Value of each of the contract's anniversaries prior to the earlier of: (1) the decedent's death, or (2) the contract owner's attainment of age 75.

     An Anniversary Value is equal to:

     (a) the contract value on the anniversary, plus

     (b) any purchase payments made since the anniversary, reduced by

     (c) pro rata adjustments for any withdrawals made since the anniversary.

The pro rata adjustments referred to above are more fully described in Appendix C at the end of this prospectus.

See Appendix A for sample death benefit calculation.

The death benefit may be reduced by premium taxes where such taxes were imposed upon receipt of purchase payments and were paid by us in behalf of the contract owner. For further information, see "Charges and Deductions--Premium Taxes."

The value of the death benefit is determined as of the end of the Valuation Period in which we receive, at our home office, proof of death and the written request as to the manner of payment. Upon receipt of these items, the death benefit generally will be paid within seven days. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payment." If we do not receive a written request for a settlement method, we will pay the death benefit in a single sum, based on values determined at that time.

The beneficiary may (1) receive a single sum payment, which terminates the contract, or (2) select an annuity option. If the beneficiary selects an annuity option, he or she will have all the rights and privileges of an Annuitant under the contract. If the beneficiary desires an annuity option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

We accept any of the following as proof of death: (1) a copy of a certified death certificate, (2) a copy of a certified decree of a court of competent jurisdiction as to the finding of death, (3) a written statement by a medical doctor who attended the deceased at the time of death.

The Internal Revenue Code requires that a Non-Qualified Contract contain certain provisions about an owner's death. We discuss these provisions below under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts." It is imperative that written notice of the death of the contract owner be promptly transmitted to us at our home office, so that we can make arrangements for distribution of the entire interest in the contract to the beneficiary in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the contract not being treated as an annuity contract for federal income tax purposes with possible adverse tax consequences.

THE ANNUITY PERIOD

ANNUITY COMMENCEMENT DATE

You may not specify an annuity commencement date in your application that is later than the Annuitant's 90th birthday. The annuity commencement date marks the beginning of the period during which an Annuitant receives annuity payments under the contract. The annuity commencement date must be at least thirteen months after the contract date. However, we may allow an earlier annuity commencement date associated with certain annuitizations where the contract is purchased in conjunction with the purchase of a life insurance policy issued by us, if it fulfills certain other minimum guidelines established by us, and the annuity payments are designated to be applied to the payment of the premiums on such life insurance policy.

The Internal Revenue Code may impose penalty taxes on amounts distributed either too soon or too late depending on the type of retirement arrangement involved. See "Federal Tax Matters." You should consider this carefully in selecting or changing an annuity commencement date.

You must submit a written request to us in order to advance or defer the annuity commencement date. We must receive the request at our home office at least 30 days before the then-scheduled annuity commencement date. The new annuity commencement date must also be at least 30 days after we receive the written request. You have no right to make any total or partial surrender during the Annuity Period.

COMMENCEMENT OF ANNUITY PAYMENTS

We may pay the entire contract value, rather than apply the amount to an annuity option, if the contract value at the end of the Valuation Period that contains the annuity commencement date is less than $2,000. We would make the payment in a single sum to the Annuitant or other properly designated payee and cancel the contract. We would not impose any charge other than the premium tax charge.

Otherwise, we will apply (1) the fixed account value to provide a Fixed Annuity Option and (2) the Separate Account value in any subaccount to provide a Variable Annuity Option using the same subaccount, unless you have notified us by written request to apply the fixed account value and Separate Account value in different proportions. We must receive written request at our home office at least 30 days before the annuity commencement date.

We will make annuity payments under a Fixed or Variable Annuity Option on a monthly basis to the Annuitant or other properly-designated payee, unless we agree to a different payment schedule. If you name more than one person as an Annuitant, you may elect to name one of such persons to be the sole Annuitant as of the annuity commencement date. We reserve the right to change the frequency of any annuity payment so that each payment will be at least $20.

The amount of each annuity payment will depend on (1) the amount of contract value applied to an annuity option, (2) the form of annuity selected, and (3) the age of the Annuitant. For information concerning the relationship between the Annuitant's sex and the amount of annuity payments, including special requirements in connection with employee benefit plans, see "Calculation of Annuity Payments" in the Statement of Additional Information. The Statement of Additional Information also contains detailed information about how the amount of each annuity payment is computed.

The dollar amount of any fixed annuity payments is specified during the entire period of annuity payments according to the provisions of the annuity option selected.

The dollar amount of variable annuity payments varies during the annuity period based on changes in Annuity Unit values for the subaccounts that you choose to use in connection with your payments.

RELATIONSHIP BETWEEN SUBACCOUNT INVESTMENT PERFORMANCE AND AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of an annuity payment depends on the average effective net investment return of a subaccount during the period since the preceding payment as follows:

     - if the return is higher than 3% annually, the Annuity Unit Value will increase, and the second payment will be higher than the first; and

     - if the return is lower than 3% annually, the Annuity Unit Value will decrease, and the second payment will be lower than the first.

"Net investment return," for this purpose, refers to the subaccount's overall investment performance, after deduction of the mortality and expense risk and administrative expense charges, which are assessed at an annual rate of 1.35%.

We guarantee that the amount of each variable annuity payment after the first payment will not be affected by variations in our mortality experience or our expenses, except to the extent that we reserve the right to impose the $30 annual administrative expense charge during the Annuity Period just as we do during the Accumulation Period.

Transfers. A person receiving annuity payments may make up to four transfers a year among subaccounts or from subaccounts to the fixed account. The current procedures for these transfers are the same as we describe above under "Allocation of Purchase Payments and Contract Value Transfers." We do not permit transfers out of the fixed account during the Annuity Period.

ANNUITY OPTIONS

You may select an annuity option or change a previous selection by written request. We must receive your request by at least 30 days before the annuity commencement date. You may select one annuity form, although payments under that form may be on a combination fixed and variable basis. If no annuity form selection is in effect on the annuity commencement date, we usually automatically apply Option B (described below), with payments guaranteed for ten years. However, federal pension law may require that we make default payments under certain retirement plans, pursuant to plan provisions and/or federal law. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee.

Your contract offers the following options for fixed and variable annuity payments. Under each of the options, we make payments as of the first Valuation Date of each monthly period, starting with the annuity commencement date.

Option A, Life Annuity. We make no payments after the annuitant dies. It is possible for the annuitant to receive only one payment under this option if the annuitant dies before the second payment is due.

Option B, Life Annuity with Payments Guaranteed for 10 years to 20 years. We continue payments as long as the annuitant lives. If the annuitant dies before we have made all of the guaranteed payments, we continue installments of the guaranteed payments to the beneficiary.

Option C, Joint and Full Survivor Annuity. We continue payments as long as either the annuitant or the joint annuitant is alive. We stop payments when both the annuitant and the joint annuitant have died. It is possible for the payee or payees to receive only one payment under this option if both annuitants die before the second payment is due.

Option D, Joint and One-Half Contingent Survivor Annuity. We continue payments as long as either the annuitant or the joint annuitant is alive. If the annuitant dies first, we continue payments to the joint annuitant at one-half the original amount. If the joint annuitant dies first, we continue payments to the annuitant at the original full amount. We stop payments when both the annuitant and the joint annuitant have died. It is possible for the payee or payees to receive only one payment under this option if both annuitants die before the second payment is due.

We also have other annuity options available. You can get information about them from your sales representative or by calling or writing to our home office.

DEATH OF ANNUITANT OR OTHER PAYEE

Under most annuity forms offered by us, the amounts, if any, payable on the death of the annuitant during the Annuity Period are the continuation of annuity payments for any remaining guarantee period or for the life of any joint annuitant. In all cases, the person entitled to receive payments also receives any rights and privileges under the annuity form in effect.

Additional rules applicable to such distributions under Non-Qualified Contracts are described under Federal Tax Matters--Required Distributions for Non-Qualified Contracts. Though the rules there described do not apply to contracts issued in connection with qualified plans, similar rules apply to the plans themselves.

CHARGES AND DEDUCTIONS

PREMIUM TAXES

We deduct state premium taxes as follows:

     - when imposed on purchase payments, we pay the amount on your behalf and deduct the amount from your contract value upon (1) our payment of surrender proceeds or death benefit or (2) annuitization of a contract; or

     - when imposed at the time annuity payments begin, we deduct the amount from your contract value.

Applicable premium tax rates depend upon your place of residence. Rates can change by legislation, administrative interpretations or judicial acts.

ANNUAL ADMINISTRATIVE CHARGE

A $30 annual administrative charge is deducted from the contract value on each anniversary of the contract date. This charge helps to cover administrative costs:

     - incurred in issuing contracts,

     - establishing and maintaining records relating to contracts,

     - making regulatory filings and furnishing confirmation notices,

     - voting materials and other communications,

     - providing computer, actuarial and accounting services, and

     - processing contract transactions.

We will initially waive this charge during the Annuity Period, although we reserve the right to reinstitute it at any time. In addition, we will waive this charge during the Accumulation Period if the contract value is $25,000 or more at the end of the contract year.

We will deduct the annual administrative charge by redeeming Accumulation Units from each subaccount of the Separate Account and by redeeming Accumulation Units from the fixed account. Contract value is the total value of the Separate Account and the fixed account. We will redeem Accumulation Units in proportion to the allocation of contract value among both:

     - the subaccounts of the Separate Account, and

     - the fixed account.

CHARGES AGAINST THE SEPARATE ACCOUNT

We will assess certain charges against the Separate Account. These charges will be assessed as a percentage of the net assets of the Separate Account. These charges compensate us for contract risks and for administrative expenses.

Mortality and Expense Risk Charge. We assess each subaccount of the Separate Account with a daily charge for mortality and expense risk. This charge is a nominal annual rate of 1.25% of the average daily net assets of the Separate Account. It consists of approximately .8% for mortality risk and approximately
 .45% for expense risk. We guarantee not to increase this charge for the duration of the contract. We assess this charge daily when we determine the value of an Accumulation Unit. This charge is assessed during both the Accumulation Period and the Annuity Period.

The mortality risk we bear arises from our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy generally, will have an adverse effect on the annuity payments the Annuitant will receive under the contract. This relieves the Annuitant from the risk that he or she will outlive the funds accumulated for retirement.

In addition, we bear a mortality risk in that we guarantee to pay a death benefit in a single sum (which may also be taken in the form of an annuity option) upon the death of an Annuitant or contract owner prior to the annuity commencement date. We do not impose a surrender charge upon payment of a death benefit. This places a further mortality risk on us.

The expense risk we assume is that actual expenses incurred in connection with issuing and administering the contracts will exceed the limits on administrative charges set in the contracts.

We bear the loss if the administrative charges and the mortality and expense risk charge are insufficient to cover the expenses and costs assumed. Conversely, we profit if the amount deducted proves more than sufficient.

Administrative Expense Charge. We assess each subaccount of the Separate Account with a daily charge at a nominal annual rate of .10% of the average daily net assets of the subaccount. We assess this charge during both the Accumulation Period and the Annuity Period. The daily administrative expense charge helps cover administrative expenses such as those described above under "Annual Administrative Charge." The daily administrative expense charge, like the annual administrative charge, is designed to defray expenses incurred. There is no necessary relationship between the amount of administrative charges assessed on a given contract and the amount of expenses actually incurred for that contract.

Tax Charge. Currently, we do not impose a charge for taxes payable by us in connection with this contract. However, we do impose a charge for applicable premium taxes. We reserve the right to impose a charge for any other taxes that may become payable by us in the future for the contracts or the Separate Account.

The annual administrative charge and charges against the Separate Account described above are for the purposes described. We may receive a profit as a result of these charges.

SURRENDER CHARGE

We do not deduct a sales charge from purchase payments. We deduct surrender charges on certain total or partial surrenders. We use the revenue from surrender charges to partially pay our expenses in the sale of the contracts, including (1) commissions (2) promotional, distribution, and marketing expenses, and (3) costs of printing and distribution of prospectuses and sales material.

Free Surrenders. You can withdraw the following amounts from the contract without a surrender charge:

     - Any purchase payments that we received more than five years before the surrender date and that you have not previously surrendered;

     - In any contract year, up to 10% of the purchase payments that we received less than five years before the surrender date (whether or not you have previously surrendered the purchase payments).

Surrender charges do not apply to contract earnings. Therefore, we deem purchase payments not subject to a surrender charge as withdrawn first. If all purchase payments have been withdrawn, the remaining earnings can be withdrawn without a surrender charge. We assume that all purchase payments are withdrawn before earnings are withdrawn. However, for federal income tax purposes, certain partial surrenders will be deemed to come first from earnings. See "Federal Tax Matters."

We do not impose a surrender charge on (1) annuitization or (2) payment of a single sum because the contract value is less than the minimum required to provide an annuity on the annuity commencement date or (3) payment of any death benefit.

In addition, we have an administrative policy to waive surrender charges for full surrenders of contracts that have been in force for at least ten years if the amount then subject to the surrender charge is less than 25% of the contract value. We have offered these contracts since 1994. Therefore, we have made no waivers. We reserve the right to change or terminate this practice at any time, both for new and for previously issued contracts.

Amount of Surrender Charge. We only apply surrender charges if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders. The surrender charges are:

                                    SURRENDER CHARGE
                                    AS A PERCENTAGE
      NUMBER OF YEARS SINCE           OF PURCHASE
  PURCHASE PAYMENT WAS CREDITED         PAYMENT
  -----------------------------     ----------------
Less than 2.......................         6%
At least 2 but less than 3........         5%
At least 3 but less than 4........         4%
At least 4 but less than 5........         3%
5 or more.........................         0%

We anticipate the surrender charge will not be sufficient to cover our distribution expenses. To the extent that the surrender charge is insufficient, we will pay such costs from our general account assets. Those assets will include any profit that we derive from the mortality and expense risk charge.

MISCELLANEOUS

The Separate Account invests in shares of the portfolios. Therefore, the net assets of the Separate Account will reflect the investment advisory fees and certain other expenses incurred by the portfolios and described in their prospectuses.

REDUCTION OF CHARGES

We will not impose a surrender charge under any contract owned by First Fortis and the following persons associated with First Fortis, if at the contract issue date they are (1) officers and directors (2) employees (3) spouses of any such persons or any of such persons' children.

FIXED ACCOUNT

You may allocate purchase payments and transfer contract value to the fixed account. In this case, purchase payments and transfers of contract value are held in our general account.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account, nor any interests therein, are subject to the provisions of these acts. As a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the fixed account.

Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for the aspects of the contract involving the Separate Account and contains only selected information regarding the fixed account. More information regarding the fixed account may be obtained from our home office or from your sales representative.

GENERAL DESCRIPTION

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in our general account.

First Fortis guarantees that contract value in the fixed account will accrue interest at an effective annual rate of at least 3%, independent of the actual investment experience of the general account. We may, at our sole discretion, credit higher rates of interest, although we are not obligated to credit interest in excess of the guaranteed annual rate of 3%. Any interest rate in excess of 3% per year with respect to any amount in the fixed account pursuant to a contract will not be modified more than once each calendar year. Any higher rate of interest will be quoted at an effective annual rate. The rate of any excess interest initially or subsequently credited to any amount can vary. This will depend on when the amount was originally allocated to the fixed account. Once credited, excess interest will be guaranteed and will be added to the contract value in the fixed account (from which deductions for fees and charges may be made).

Charges under the contract are the same as those applied to the Separate Account. However, the 1.35% annual charge for mortality and expense risk and for administrative expense is not imposed on amounts of contract value in the fixed account.

FIXED ACCOUNT VALUE

The contract's fixed account value on any Valuation Date is the sum of:

     - the purchase payments allocated to the fixed account, plus

     - any transfers from the Separate Account, plus

     - any interest credited to the fixed account, less

     - any surrenders, surrender charges or annual administrative charges allocated either to the fixed account, or to transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS

With respect to total and partial transfers, amounts in the fixed account are generally subject to the same rights and limitations as amounts allocated to the subaccounts of the Separate Account. Therefore, with respect to total and partial surrenders, amounts in the fixed account are also subject to the same charges as amounts allocated to the subaccounts of the Separate Account. See "Total and Partial Surrenders."

Transfers out of the fixed account have special limitations. Prior to the annuity commencement date, you may transfer all or part of the contract value from the fixed account to the Separate Account, provided that (1) no more than one transfer is made each contract year, (2) no more than 50% of the fixed account value is transferred at any time (unless the balance in the fixed account after the transfer would be less than $1,000, in which case the entire balance may be transferred), and (3) at least $500 is transferred at any one time (or, if less, the entire amount in the fixed account). However, we may permit a continuing request for automatic transfers, on a periodic basis, of lesser specified amounts. We reserve the right to discontinue or modify any such arrangements at our discretion.

No transfers from the fixed account may be made after the annuity commencement date.

GENERAL PROVISIONS

THE CONTRACT

The entire contract includes any application, amendment, rider, or endorsement and revised contract pages. Only an officer of First Fortis can agree to change or waive any provision of a contract. Any change or waiver must be in writing and signed by one of these representatives of First Fortis.

The contracts are non-participating and do not share in dividends or earnings of First Fortis.

POSTPONEMENT OF PAYMENTS

With respect to amounts in the subaccounts of the Separate Account, payment of any amount due upon a total or partial surrender, death, or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by us at our home office.

However, we may defer the determination, application, or payment of any death benefit, partial or total surrender or annuity payment, to the extent dependent on Accumulation or Annuity Unit values as follows: (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which any emergency exists as a result of which it is not reasonably practicable for us to determine the investment experience for the contract, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Additionally, we may defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear. We may also defer payment of surrender proceeds payable out of the fixed account for a period of up to 6 months.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

If the Annuitant's age or sex was misstated, we pay the amount that the purchase payments paid would have purchased at the correct age and sex. If we make any overpayment because of incorrect information about age, or sex, or any other miscalculation, we deduct the overpayment from the next payment due. We add underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the rate of 3% annually.

ASSIGNMENT AND OWNERSHIP RIGHTS

Owners and payees may assign their rights and interests under a Qualified Contract only in certain narrow circumstances referred to in the contract. Contract owners and other payees may assign their rights and interests under Non-Qualified Contracts, including their ownership rights.

We do not take responsibility for the validity of any assignment. Owners and payees must make a change in ownership rights in writing and send it to our home office. The change will be effective on the date made, although we are not bound by a change until the date we record it.

The rights under a contract are subject to any assignment of record at our home office. An assignment or pledge of a contract may have adverse tax consequences. See below under "Federal Tax Matters."

BENEFICIARY

You may name or change a beneficiary or a contingent beneficiary before the annuity commencement date. You must send a written request of the change to First Fortis. Certain retirement programs may require spousal consent to name or change a beneficiary. In addition, applicable tax laws and regulations may limit the right to name a beneficiary other than the spouse. We are not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payment we make or action we take before receiving the written request. We also need the consent of any irrevocably named person before making a requested change.

Upon the death of a contract owner or the Annuitant, if the contract owner is a non-natural person, prior to the annuity commencement date, the beneficiary will be deemed to be as follows:

     - If there is a surviving contract owner, the surviving contract owner will be the beneficiary (this overrides any other beneficiary designation).

     - If there is no surviving contract owner, the beneficiary will be the beneficiary designated by the contract owner.

     - If there is no surviving contract owner and no surviving beneficiary who has been designated by the contract owner, the estate of the last surviving contract owner will be the beneficiary.

REPORTS

We will mail to the contract owner, at the last known address of record, any report required by applicable law or regulation. You should therefore give us prompt written notice of any address change. Each contract owner will also be sent an annual and a semi-annual report for the portfolios and a list of the portfolio securities held in each portfolio. All reports will be mailed to the person receiving payments during the Annuity Period, rather than to the contract owner.

RIGHTS RESERVED BY FIRST FORTIS

We reserve the right to make certain changes if, in our judgement, they would best serve the interests of contract owners and Annuitants or would be appropriate in carrying out the purposes of the contract. We will make any change only as permitted by applicable laws. We will obtain your approval of the changes and approval from any appropriate regulatory authority if required by law. Examples of the changes we may make include:

     - To operate the Separate Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

     - To transfer any assets in any subaccount to another subaccount, or to one or more separate accounts, or to the fixed account; or to add, combine or remove subaccounts in the Separate Account.

     - To substitute, for the portfolio shares held in any subaccount, the shares of another portfolio or the shares of another investment company or any other investment permitted by law.

     - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the contract as an annuity.

     - To change the time or times of day at which a Valuation Date is deemed to have ended.

     - To make any other necessary technical changes in the contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing, as to any then outstanding contract, the aggregate amount of the types of charges that we have guaranteed.

DISTRIBUTION


Woodbury Financial Services, Inc. ("Woodbury Financial") is the principal underwriter of the contracts. The contracts will be sold by individuals who are licensed by state insurance authorities to sell the contracts of First Fortis and (1) are registered representatives of Woodbury Financial or (2) registered representatives of other broker-dealer firms or (3) representatives of other firms that are exempt from broker-dealer regulation. Woodbury Financial and any other broker-dealer firms are (1) registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and (2) members of the National Association of Securities Dealers, Inc.



Woodbury Financial will pay an allowance to its registered representatives and selling brokers in varying amounts. Woodbury Financial does not expect the allowances under normal circumstances to exceed 6.25% of purchase payments plus a servicing fee of .25% of contract value per year, starting in the first contract year.



We and Woodbury Financial may, under certain flexible compensation arrangements, pay lesser or greater selling allowances and larger or smaller service fees to our registered representatives and other broker dealer firms than as set forth above. However, in such case, these flexible compensation arrangements will have actuarial present values that are approximately equivalent to the amounts of the selling allowances set forth above. Additionally, registered representatives, broker-dealer firms, and exempt firms may qualify for additional compensation based upon meeting certain production standards. Woodbury Financial may "chargeback" commissions paid to others if the contract upon which the commission was paid is surrendered or canceled within certain specified time periods.



First Fortis or Woodbury Financial may also provide additional compensation to broker-dealers in connection with sales of contracts. Compensation may include financial assistance to broker-dealers in connection with (1) conferences, (2) sales or training programs for their employees, (3) seminars for the public, (4) advertising, (5) sales campaigns regarding contracts, and (6) other broker-dealer sponsored programs or events. Compensation may also include trips taken by invited sales representatives and their family members to locations within or without the United States for business meetings or seminars. First Fortis or Woodbury Financial may pay travel expenses that arise from these trips.



Woodbury Financial is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial principal business address is 500 Bielenberg Drive, Woodbury, Minnesota 55115 and its mailing address is P.O. Box 64284, St. Paul, MN 55164.


FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes. These rules are based on laws, regulations, and interpretations that are subject to change at any time. This summary is not comprehensive. We do not intend it as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser as to the tax implications of taking any action under a contract or related retirement plan.

NON-QUALIFIED CONTRACTS

Section 72 of the Internal Revenue Code (the "Code") governs the taxation of annuities in general. Neither you nor any other person may exclude or deduct purchase payments under Non-Qualified Contracts from gross income. However, you are not currently taxed, until receipt, on any increase in the accumulated value of a Non-Qualified Contract that results from (1) the investment performance of the Separate Account or (2) interest credited to the fixed account. Contract owners who are not natural persons ARE taxed annually for any increase in the contract value subject to certain exceptions. You may wish to discuss this with your tax adviser.

The following discussion applies generally to contracts owned by natural persons.

In general, surrenders or partial withdrawals under contracts are taxed as ordinary income to the extent of the accumulated income or gain under the contract. If you assign or pledge any part of the contract value, you pay on the value so pledged or assigned to the same extent as a partial withdrawal.

With respect to annuity payment options, the tax consequences may vary depending on the option elected under the contract. Until the investment in the contract is recovered, generally only the portion of the annuity payment that represents the amount by which the contract value exceeds the "investment in the contract" will be taxed. In general, "investment in the contract" is the aggregate amount of purchase payments made. After recovery of the "investment in the contract", the full amount of any additional annuity payments is taxable.

For variable annuity payments in general, the taxable portion of each annuity payment (prior to recovery of the "investment in the contract") is the amount of the payment less the nontaxable portion. The nontaxable portion of each payment is the "invest-ment in the contract" divided by the total number of expected annuity payments.

For fixed annuity payments in general, prior to recovery of the "investment in the contract," there is no tax on the amount of each payment that bears the same ratio to such payment that the "investment in the contract" bears to the total expected return under the contract. The remainder of each annuity payment is taxable. The taxable portion of a distribution (in the form of an annuity or a single sum payment) is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all contracts and other annuity contracts we or our affiliates issue to you within the same calendar year will be treated as if they were a single contract.

You, or any other payee, will pay a 10% penalty on the taxable portion of a "premature distribution." Generally, an amount is a premature distribution UNLESS the distribution is:

     - made on or after you or another payee reach age 59 1/2, or is

     - made to a beneficiary on or after your death, or is

     - made upon your disability or that of another payee, or is

     - part of a series of substantially equal annuity payments for your life or life expectancy, or the life or life expectancy of you or your beneficiary

Premature distributions may result, for example, from:

     - an early annuity commencement date

     - an early surrender or partial surrender of a contract

     - an assignment of a contract

     - the early death of an annuitant other than you or another person receiving annuity payments under the contract

If you transfer ownership of a contract, or designate an Annuitant or a payee other than yourself, you may have certain income or gift tax consequences that are beyond the scope of this discussion. If you are contemplating any transfer or assignment of a contract, you should contact a competent tax adviser.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

In order that a Non-Qualified Contract be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires:

     - if any person receiving annuity payments dies on or after the annuity commencement date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of the person's death; and

     - if you die prior to the annuity commencement date, the entire interest in the contract will be distributed:

       - within five years after your death, or

       - as annuity payments that will begin within one year of your death and will be made over your designated beneficiary's life or over a period not extending beyond the life expectancy of that beneficiary.

However, if the contract owner's designated beneficiary is the surviving spouse, the surviving spouse may continue the contract as the new contract owner. Where the contract owner or other person receiving payments is not a natural person, the required distributions under Section 72(s) apply on the death of the primary Annuitant.

The Internal Revenue Service has not issued regulations interpreting the requirements of Section 72(s). However, it has issued proposed regulations interpreting similar requirements for qualified plans. We intend to review and modify the contract if necessary to ensure that it complies with the requirements of Section 72(s) when clarified by regulation or otherwise.

Generally, the above requirements will be satisfied with a single sum payment where the death occurs prior to the annuity commencement date. A single sum payment will be subject to proof of the contract owner's death. The beneficiary, however, may elect by written request to receive an annuity option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, the IRS may disregard the election for tax purposes and tax the beneficiary as if a single sum payment had been made.

QUALIFIED CONTRACTS

The contract may be used with several types of tax-qualified plans. The tax rules applicable to contract owners, Annuitants, and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a tax qualified plan on your behalf are excludible from your gross income during the Accumulation Period. The portion, if any, of any purchase payment that is not excluded from your gross income during the Accumulation Period constitutes your "investment in the contract."

When annuity payments begin, you will receive back your "investment in the contract," if any, as a tax-free return of capital. The Code provides which portion of each payment is taxable and which portion is tax free. These rules may vary depending on the type of tax qualified plan.

The contracts are available in connection with the following types of retirement plans:

     - Section 403(b) annuity plans for employees of certain tax-exempt organizations and public education institutions;

     - Section 401 or 403(a) qualified pension, profit-sharing, or annuity plans;

     - individual retirement annuities ("IRAs") under Section 408(b);

     - simplified employee pension plans ("SEPs") under Section 408(k);

     - SIMPLE IRA Plans under Section 408(p); and

     - Section 457 unfunded deferred compensation plans of tax-exempt organizations and private employer unfunded deferred compensation plans.

WITHHOLDING

Annuity payments and other amounts received under contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Despite the recipient's election, the Code may require withholding from certain payments outside the United States. The Code may also require withholding from certain distributions from certain types of qualified retirement plans unless the proceeds are transferred directly from the qualified retirement plan to another qualified retirement plan. Moreover, special "backup withholding" rules may require that we disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

PORTFOLIO DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Code that set forth diversification requirements for the investments underlying the Non-Qualified Contracts. We believe that the investments will satisfy these requirements. Failure to do so would result in immediate taxation to you or another person of all income credited to Non-Qualified Contracts. Also, current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause you or another person to be treated as the owners of Separate Account assets for tax purposes. We reserve the right to amend the contracts in any way necessary to avoid any such result. The Treasury Department has stated that it expects to establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if the Treasury Department considered such standards not to embody a new position.

CERTAIN EXCHANGES

Section 1035 of the Code provides generally that no gain or loss will be recognized upon the exchange of a life insurance or annuity contract for an annuity contract. Thus, a properly completed exchange pursuant to the special annuity contract exchange form we provide for this purpose is not generally a taxable event under the Code. Moreover, your investment in the contract will be the same as your investment in the contract you exchanged out of. However, an exchange from a Fortis Group Fund or other investment that is not a life insurance or annuity contract may be a taxable event.

Various provisions of the tax laws may "grandfather" certain annuity contracts. For example, certain annuity contracts issued before January 19, 1985 may not be subject to the distribution rules of Code Section 72(s), and certain distributions from contracts issued before the same date may not be subject to the 10% penalty tax for premature distributions. In addition, if a contract contained principal on August 13, 1982, that principal may generally be withdrawn in a partial distribution before the withdrawal of any taxable gain in the contract. These provisions may be lost if a grandfathered contract is exchanged for a non-grandfathered contract.

Certain contract exchanges are subject to Code Section 1035. Where an exchange is subject to this Code Section, certain grandfathered provisions may be preserved. If your exchange is subject to Section 1035, we may be able to assist you in preserving grandfathered provisions by "tracking" amounts accumulated through past purchase payments. Payments made before or after the effective date of the Tax Equity and Fiscal Responsibility Act of 1982 may have different tax consequences. Therefore, you must provide us with an accurate history of your past purchase payments.

Because of the complexity of these matters, you should consult a qualified tax adviser before making any exchange.

TAX LAW RESTRICTIONS AFFECTING SECTION 403(b) PLANS

Section 403(b)(11) of the Internal Revenue Code restricts the distribution under
Section 403(b) annuity contracts of:

(1) elective contributions made for years beginning after December 31, 1988;

(2) earnings on those contributions; and

(3) earnings on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, we may not distribute income attributable to elective contributions which accrues after December 31, 1988.

VOTING PRIVILEGES

In accordance with our view of current applicable law, we will vote shares of each of the portfolios attributable to a contract at regular and special meetings of the shareholders of a portfolio. We will vote those shares in proportion to instructions we receive from the persons having the voting interest in the contract as of the record date for the corresponding portfolio shareholders meeting. Contract owners have the voting interest during the Accumulation Period. Persons receiving annuity payments have the voting interest during the Annuity Period, and beneficiaries have the voting interest after the death of the Annuitant or contract owner. However, if the Investment Company Act of 1940 or any rules thereunder should be amended, or if the present interpretation thereof should change and as a result we determine that we are permitted to vote shares of the portfolios in our own right, we may elect to do so.

We determine the number of shares of a portfolio attributable to a contract as follows:

     - During the Accumulation Period, we divide the amount of contract value in a subaccount by the net asset value of one share of the portfolio corresponding to that subaccount. We make this calculation as of the record date for the applicable portfolio.

     - During the Annuity Period, or after the death of the Annuitant or owner, we make a similar calculation. However, for subaccount value, we use the liability for future variable annuity payments allocable to that subaccount as of the record date for the applicable portfolio. We calculate the liability for future variable annuity payments on the basis of the following on the record date:

       - mortality assumptions,

       - the assumed interest rate used in determining the number of Annuity Units under the contract, and

       - the applicable Annuity Unit value

During the Annuity Period, the number of votes attributable to a contract will generally decrease since funds set aside to make the annuity payments will decrease.

Under certain contracts, we will vote portfolio shares according to instructions we receive from the contract owner. However, we adjust this policy where the Annuitant or payee is not the contract owner. Under this circumstance, the Annuitant or payee may instruct the contract owner who, in turn, relays this instruction to us. We will vote those portfolio shares that we can attribute to the purchase payments of the Annuitant or payee in accordance with the instruction relayed to us. In addition, in certain circumstances such as an employee benefit plan, we allow the Annuitant or payee to direct how we vote additional shares beyond those that we can attribute to the purchase payments of the Annuitant or payee. However, we do so only to the extent authorized by the contract. We compute the number of shares that may be attributed to the Annuitant of payee on a basis consistent with that for attributing portfolio shares to contract owners, as described above.

Contract owners are to instruct First Fortis to vote in accordance with such directions from Annuitants and payees. Furthermore, contract owners are to instruct First Fortis to vote shares of any portfolio for which directions could have been but were not received from Annuitants and other payees in the same proportion as other shares in that portfolio attributable to the contract owner which are to be voted in accordance with directions received from Annuitants and other payees. The contract owner may instruct us as to the voting of any other shares attributable to contracts as the contract owner may determine. The Separate Account, Fortis Series, and First Fortis do not have any obligation to determine whether or not voting directions are requested or received by a contract owner or whether or not a contract owner has instructed First Fortis in accordance with directions given by Annuitants and other payees.

We will vote shares for which we have not received timely instructions, and we will vote shares that we can attribute to excess amounts we have accumulated in the related subaccount. We will vote these shares in proportion to the voting instructions which we receive for all contracts and other variable annuity contracts participating in a portfolio. To the extent that we or any affiliated company holds any shares of a portfolio, those shares will be voted in the same proportion as instructions for that portfolio from all our policy owners holding voting interests in that portfolio. Shares held by separate accounts other than the Separate Account will in general be voted in accordance with instructions of participants in such other separate accounts. This diminishes the relative voting influence of the contracts.

Each person having a voting interest in a subaccount of the Separate Account will receive proxy material, reports and other materials relating to the appropriate portfolio. Under the procedures described above, these persons may give instructions regarding:

     - the election of the Board of Directors of the portfolios,

     - ratification of the selection of a portfolio's independent auditors,

     - the approval of the investment managers of a portfolio,

     - changes in fundamental investment policies of a portfolio, and

     - all other matters that are put to a vote of portfolio shareholders

STATE REGULATION


We are subject to regulation and supervision by the Insurance Department of the State of New York, which periodically examines our affairs.


CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


First Fortis..................................
Calculation of Annuity Payments Services......
  - Safekeeping of Separate Account Assets....
  - Principal Underwriter.....................
Limitation On Allocations.....................
Change of Investment Adviser or Investment
  Policy......................................
Taxation Under Certain Retirement Plans.......
Other Information.............................
Financial Statements..........................
APPENDIX A--Performance Information...........

APPENDIX A--SAMPLE DEATH BENEFIT CALCULATIONS

                                                                EXAMPLE 1    EXAMPLE 2
DATE OF DEATH IS THE 3RD CONTRACT ANNIVERSARY:                  ---------    ---------
  a. Purchase Payments Made Prior to Date of Death               $30,000      $30,000
  b. Contract Value on Date of Death                             $20,000      $37,000
  c. 1 Year Ratchet Option Value                                 $35,000      $37,000
Death Benefit is larger of a, b, and c                           $35,000      $37,000

                                                                EXAMPLE 1    EXAMPLE 2
DATE OF DEATH IS THE 5TH CONTRACT ANNIVERSARY:                  ---------    ---------
  a. Purchase Payments Made Prior to Date of Death               $30,000      $30,000
  b. Contract Value on Date of Death                             $32,000      $35,000
  c. 1 Year Ratchet Option Value                                 $36,000      $35,000
Death Benefit is larger of a, b, and c                           $36,000      $35,000

                                                                EXAMPLE 1    EXAMPLE 2
DATE OF DEATH IS THE 10TH CONTRACT ANNIVERSARY:                 ---------    ---------
  a. Purchase Payments Made Prior to Date of Death               $30,000      $30,000
  b. Contract Value on Date of Death                             $20,000      $40,000
  c. 1 Year Ratchet Option Value                                 $34,000      $40,000
Death Benefit is larger of a, b, and c                           $34,000      $40,000

APPENDIX B--EXPLANATION OF EXPENSE CALCULATIONS

The expense for a given year is calculated by multiplying the projected beginning of the year policy value by the total expense rate. The total expense rate is the sum of the variable account expense rate plus the total portfolio expense rate plus the annual administrative charge rate.

The policy values are projected by assuming a single payment of $1,000 grows at an annual rate equal to 5% reduced by the total expense rate described above.

For example, the 3 year expense for the Growth Stock Series is calculated as follows:


--------------------------------------------------------------------------------
         Total Variable Account Annual Expenses                        1.35%
--------------------------------------------------------------------------------
     +   Total Series Fund Operating Expenses                           .64%
--------------------------------------------------------------------------------
     +   Annual Administrative Charge Rate (See Below)                  .02%
--------------------------------------------------------------------------------
     =   Total Expense Rate                                            2.01%
--------------------------------------------------------------------------------



The Annual Administrative Charge Rate is calculated by dividing the total Annual Contract charges collected in 2000 by the average policy value in force in 2000.


Year 1 Beginning Policy Value = $1000.00

Year 1 Expense = $1000.00 X .0201 = $20.10



Year 2 Beginning Policy Value = $1029.90


Year 2 Expense = $1,029.90 X .0201 = $20.70



Year 3 Beginning Policy Value = $1060.70


Year 3 Expense = $1,060.70 X .0201 = $21.32


So the cumulative expenses for years 1-3 for the Growth Stock Series are equal to:

     $20.10 + $20.70 + $21.32 = $62.12.


If the contract is surrendered, the surrender charge is the surrender charge percentage times the purchase payment minus the 10% free withdrawal amount:

Surrender Charge Percentage X (Initial Premium - 10% Free Withdrawal) = Surrender Charge
     0.05 X ($1000.00 - $100.00) = $45.00


So the total expense if surrendered is $62.12 + $45.00 = $107.12.

APPENDIX C--PRO RATA ADJUSTMENTS

Pro rata adjustments are made for withdrawals in calculating the death benefit payable under the contract. The benefit is described under the section of this prospectus entitled Benefit Payable on Death of Owner (or Annuitant).

Under the death benefit set forth as (2) in that section, the pro rata adjustment for a given withdrawal is equal to:

     (a) the withdrawn amount, divided by

     (b) the contract value immediately before the amount was withdrawn, the result multiplied by

     (c) the aggregate amount of all prior purchase payments less pro rata adjustments for all prior withdrawals.

Under the death benefit set forth as (3) in that section, the pro rata adjustment for a given withdrawal is equal to

     (a) the withdrawn amount, divided by

     (b) the contract value immediately before the amount was withdrawn, the result multiplied by

     (c) the quantity equal to:

         (i) the contract value on the anniversary, plus

         (ii) purchase payments made since the anniversary and before withdrawal, minus

        (iii) pro rata adjustments for withdrawals made since the anniversary and before the given withdrawal.

        Individual Flexible Premium Deferred Variable Annuity Contracts
                        (Opportunity and Opportunity +)
                                    Issued by

                       FIRST FORTIS LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

This Statement of Additional Information is not a Prospectus. It is intended that this Statement of Additional information be read in conjunction with the Prospectus for a flexible premium deferred variable annuity contract ("Contract"), dated May 1, 2001. A copy of the Prospectus may be obtained without charge from Woodbury Financial Services, Inc. 1-800-800-2000, ext. 3057; mailing address: P.O. Box 64272, St. Paul, MN 55164 or First Fortis Life Insurance Company ("First Fortis") 1-800-745-8248, mailing address: P.O. Box 3249, Syracuse, NY 13220. The Contracts are issued by First Fortis through its Variable Account A (the "Separate Account").

TABLE OF CONTENTS


First Fortis...................................................................2
Calculation of Annuity Payments................................................2
Services
-     Safekeeping of Separate Account Assets...................................3
-     Principal Underwriter....................................................3
Limitation on Allocations......................................................3
Change of Investment Adviser or Investment Policy..............................3
Taxation Under Certain Retirement Plans........................................4
Other Information..............................................................8
Financial Statements...........................................................8
Appendix A - Performance Information.........................................A-1

In order to supplement the description in the Prospectus, the following provides additional information about the Contract and other matters which may be of interest to Contract Owners, Annuitants and Beneficiaries. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Special Terms Used in This Prospectus."

FIRST FORTIS

First Fortis Life Insurance Company, the issuer of the Contracts, is a New York corporation qualified to sell life insurance and annuity contracts in New York. First Fortis is a wholly-owned subsidiary of Fortis, Inc. Fortis, Inc. is a corporation based in New York, which manages the United States operations of Fortis (NL) N.V. and Fortis (B). Fortis, Inc. is wholly-owned by Fortis International, Inc., which is in turn wholly-owned by Sycamore Insurance Holding N.V. The latter is 50% owned by Fortis (NL) N.V. and 50% owned, through certain subsidiaries, by Fortis (B).

Fortis (NL) N.V. is a publicly-traded, multi-national insurance and financial services group headquartered in The Netherlands. Fortis (NL) N.V. is an international financial services firm that has been in business since 1847. It is one of the largest holding companies in Europe with subsidiary companies in twelve countries on four continents. Fortis (NL) N.V. is the third largest insurance company in The Netherlands. Fortis (B) is a multi-national insurance, real estate and financial services firm that has been in business since 1824. It has subsidiary companies in eight countries. Fortis (B) is one of the largest life insurance companies in Belgium.

Best's Insurance Reports has assigned First Fortis a rating of A (Excellent) for financial position and operating performance. This rating represents such rating agency's independent opinion of First Fortis' financial strength and ability to meet policy holder obligations, but has no relevance to the performance and quality of the assets in Subaccounts of the Variable Account.

On April 1, 2001, The Hartford Financial Services Group ("Hartford") acquired all of the individual life insurance and annuity business of Fortis, Inc. and its affiliates, including First Fortis, and other assets for $1.2 billion. The life insurance and annuity business acquisition part of the transaction was generally in the form of an indemnity reinsurance arrangement under which Hartford Life Insurance Company ("Hartford Life"), a subsidiary of Hartford, reinsured all of the individual annuity business of First Fortis, although First Fortis remains directly obligated to contract owners.

As part of this transaction, First Fortis contracted the administrative servicing obligations for the contracts to Hartford Life. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management (i.e., the available investment portfolios) and overall contract administration. Additionally, as part of the transaction, Hartford Life and Accident, another subsidiary of Hartford, purchased all of the stock of Fortis Advisers, Inc., the investment manager for the portfolios and Fortis Investors, Inc., now Woodbury Financial Services, Inc., the principal underwriter of the contracts.

CALCULATION OF ANNUITY PAYMENTS

FIXED ANNUITY OPTION

The amount of each annuity payment under a Fixed Annuity Option is fixed and guaranteed by First Fortis. Monthly fixed annuity payments will start as of the end of the Valuation Period that contains the Annuity Commencement Date. At that time, the Contract Value of the Contract is computed and that portion of the Contract Value which will be applied to the Fixed Annuity Option selected is determined. The amount of the first monthly payment under the Fixed Annuity Option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply such amount of Contract Value to the annuity form selected. The dollar amounts of any fixed annuity payments after the first are specified during the entire period of annuity payments according to the provisions of the annuity form selected.

VARIABLE ANNUITY OPTION

Annuity Units. To the extent a Variable Annuity Option has been selected, we convert the Accumulation Units for each Subaccount of the Separate Account into Annuity Units for each Subaccount at their values determined as of the end of the Valuation Period which contains the Annuity Commencement Date. As of such time, any Fixed Account Value to be applied to a Variable Annuity Option is also converted to Annuity Units in the Subaccounts selected based on the then-current Annuity Unit value. The initial number of Annuity Units in each Subaccount is determined by dividing the amount of the initial monthly variable annuity payment (see "Variable Annuity Option--Variable Annuity Payments," below) allocable to that Subaccount by the value of one Annuity Unit in that Subaccount as of the time of the conversion. The number of Annuity Units for each Subaccount will remain constant, as long as an annuity remains in force and the allocation among the Subaccounts has not changed.

The value of each Subaccount's Annuity Units will vary to reflect the investment experience of that Subaccount as well as charges deducted from the Subaccount. The value of each Subaccount's Annuity Units is equal to the prior value of the Subaccount's Annuity Units multiplied by the net investment factor for that Subaccount (discussed in the Prospectus under "Contract Value") for the Valuation Period ending on that Valuation Date, with an offset for the 4% assumed interest rate used in the annuity tables of the Contract.

Variable Annuity Payments. Variable annuity payments start at the end of the Valuation Period that contains the Annuity Commencement Date, and will vary in amount as the related Annuity Unit values vary. The amount of the first monthly payment is shown on the annuity tables contained in the Contract for each $1,000 of Contract Value applied to the Variable Annuity Option selected as of the end of such Valuation Period. The first variable annuity payment is, in effect, allocated among the Subaccounts in the same proportion as the Contract Value is allocated among the Subaccounts upon commencement of annuity payments.

Payments after the first will vary in amount and are determined on the first Valuation Date of each subsequent monthly period. If the monthly payment under the annuity form selected is based on the value of Annuity Units of a single Subaccount, the monthly payment is found by multiplying the number of the Contract's Annuity Units for that Subaccount by the Annuity Unit value of such Subaccount as of the first Valuation Date in each monthly period following the Annuity Commencement Date. If the monthly payment under the Variable Annuity Option selected is based upon the value of Annuity Units in more than one Subaccount, this is repeated for each applicable Subaccount. The sum of these payments is the variable annuity payment.

GENDER OF ANNUITANT

The amount of each annuity payment ordinarily will be higher for a male Annuity than for a female Annuitant of the same age with an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males. We will make available contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

Title to the assets of the Separate Account is held by First Fortis. The assets of the Separate Account are kept segregated and held separate and apart from First Fortis' other assets. Fortis Advisers, Inc., an affiliate of First Fortis, maintains records of all purchases and redemptions of shares of Fortis Series Fund, Inc. held by each of the Subaccounts of the Separate Account.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. First Fortis paid a total of $1,355,423, $839,080 and $815,893 to Woodbury Financial for annuity distribution services during 1998, 1999 and 2000 respectively. Of this total the sum of $101,176, $90,441 and $71,691 for the year 1998, 1999 and 2000 respectively, was not reallowed to other broker dealers. Contracts will be issued for Annuitants from ages zero to ninety.

LIMITATION ON ALLOCATIONS

Under the Contract, First Fortis reserves the right to control the amount of any assets in any investment alternative. Pursuant to this authority, First Fortis has established the following administrative procedures for the protection of the interests of ail investors participating in Fortis Series' Portfolios: a Contract Owner may not invest, allocate, transfer or exchange Contract Value into any Subaccount if the value allocated to that Subaccount under the Contract (and under any other insurance or annuity contracts directly or indirectly controlled by the same person, jointly or individually) would immediately thereafter equal 25% or more of the related Fortis Series Portfolio's net assets. First Fortis reserves the right to modify these procedures at any time.

CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise required by law or regulation, and subject to Fortis Advisers, Inc.'s right to terminate its investment advisory arrangements with Fortis Series, neither the investment adviser nor any investment policy may be changed without the consent of First Fortis. No investment policy will be changed unless a statement of change is filed with and approved by the Insurance Commissioner of the State of New York. The Contract Owner (or, after annuity payments start, the Annuitant) will be notified of any material investment policy change which has been approved.

Notification of an investment policy change will be provided to Contract Owners prior to its implementation by the Separate Account if Contract Owner comment or vote is required for such change.

TAXATION UNDER CERTAIN RETIREMENT PLANS

Federal income tax information concerning the purchase of Contracts for specific types of retirement plans is set forth below. You should also refer to "Federal Tax Matters" in the Prospectus. The tax information provided is not comprehensive, and you should consult a qualified tax adviser before taking any action in connection with a retirement plan.

SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

Purchase Payments. Under Section 403(b) of the Internal Revenue Code ("Code"), payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code, or public educational institutions) to purchase Contracts for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments are, however, subject to FICA (social security) taxes.

Taxation of Distributions. Distributions from a Section 403(b) tax-deferred annuity contract are taxed as ordinary income to the recipient as described under "Federal Tax Matters" in the Prospectus. Taxable distributions received before the employee attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary) and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts made for years after December 31, 1988 (plus earnings thereon and earnings on Contract values as of December 31, 1988) will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

Required Distributions. Generally, distributions from Section 403(b) annuities must commence not later than April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the employee (or the employee and Beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the employee dies before his or her entire interest in the Contract has been distributed, the employee's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a Non-Qualified Contract, as described in the Prospectus. Certain of these and other provisions are incorporated in a special endorsement attached to Contracts that are intended to qualify under Section 403(b), and reference should be made to that endorsement for its complete terms.

Tax-Free Exchanges and Rollovers. The Code provides for the tax-free exchange of one Section 403(b) annuity contract for another Section 403(b) annuity contract, and the IRS has ruled (Revenue Ruling 90-24) that amounts transferred may qualify as tax-free transfers under certain circumstances. In addition, Section 403(b)(8) of the Code permits tax-free rollovers from Section 403(b) programs to individual retirement annuities or other Section 403(b) programs under certain circumstances.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING OR ANNUITY PLANS

Purchase Payments. Subject to certain limitations prescribed by the Code, purchase payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under Section 401 or Section 403(a) of the Code are generally deductible by the employer and excluded from the taxable income of the employee for federal income tax purposes, whether made under a salary reduction agreement or directly by employer contributions. Salary reduction payments are, however, subject to FICA (social security) taxes. Purchase payments made directly by an employee generally are made on an after-tax basis.

Taxation of Distributions. Distributions from Contracts purchased under these qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions, as described under "Federal Tax Matters--Qualified Plans," in the Prospectus. However, if an employee or other payee receives a "lump sum" distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attaining age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. Taxable distributions received prior to attainment of age 59 1/2 under a Contract purchased under a qualified plan are subject to the same 10% penalty tax (and the same exceptions) as described above with respect to Section 403(b) annuity contracts.

Required Distributions. The minimum distribution requirements for these qualified plans are generally the same as described above with respect to
Section 403(b) annuity contracts.

Tax-Free Rollovers. If, within 60 days of receipt, an employee who receives a single sum distribution transfers all of the taxable amount received to another plan qualified under Section 401 or 403(a), or to an individual retirement account or annuity as provided for under the Code, the transferred amount will not be taxed in the year of distribution. Certain "partial" distributions may also qualify for tax-free rollover treatment, but only if transferred to an individual retirement account or annuity. However, income tax may be required to be withheld from the distribution unless the distribution is transferred directly from the qualified plan to an individual retirement account or annuity.

INDIVIDUAL RETIREMENT ANNUITIES

Purchase Payments. Individuals may make contributions for individual retirement annuity ("IRA") Contracts. Deductible contributions for any year may be made up to the lesser of $2,000 or 100% of compensation for individuals who (1) are not (and whose spouses are not) active participants in another retirement plan, (2) are unmarried and have adjusted gross income of $25,000 or less, or (3) are married and have adjusted gross income of $40,000 or less. An individual may also establish an IRA for his or her spouse if they file a joint return for the taxable year and his or her spouse earns less than the individual does for that year. The annual purchase payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the couple's combined earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year. Individuals who are active participants in other retirement plans and whose adjusted gross income (with certain special adjustment) exceed the cut-off point ($25,000 for unmarried, $40,000 for married persons filing jointly, and $0 for married persons filing a separate return) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. For example, a married individual who is an active participant in another retirement plan and files a separate tax return is entitled to a partial IRA deduction if the individual's adjusted gross income is less than $10,000 and no IRA deduction if his or her adjusted gross income is equal to or greater than $10,000.

An individual may make non-deductible IRA contributions to the extent of (1) the lesser of $2,000 ($4,000 in the case of a spousal IRA) or 100% of compensation over (2) the IRA deductible contribution made with respect to the individual.

An individual may not make any contributions to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter. Contributions to a spouse's IRA may not be made for any year in which that spouse reaches age 70 1/2 or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax including distributions following the owner's death or disability or distribution in the form of an annuity for the life (or life expectancy) of the owner (or the owner and beneficiary), or distributions not in excess of deductible medical expenses or certain distributions to pay health insurance premiums after an extended period of unemployment.

Required Distributions. The minimum distribution requirements for IRAs are generally the same as described above with respect to Section 403(b) annuity contracts. Certain of these and other provisions are incorporated in a special endorsement attached to IRA Contracts, and reference should be made to that endorsement for its complete terms.

Tax-Free Rollovers. The Code permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS

Purchase Payments. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of $24,000 or 15% of the employee's earned income. Employees of certain small employers may have contributions made to a special kind of SEP (SARSEP) on their behalf on a salary reduction basis if the SARSEP plan was in effect on December 31, 1996. These salary reduction contributions may not exceed $10,500 in 2000, which is indexed for inflation. Employees of tax-exempt organizations and state or local government agencies have never been eligible for the salary reduction type of SEP.

Taxation of Distributions. Generally, distribution payments from SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEP distributions are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers to other IRAs, excluding SIMPLE IRAs are also possible. Special rules apply if the rollover is from a SARSEP IRA.

SECTION 408(P) SIMPLE IRA PLANS

Purchase Payments: Under Section 408(p) of the Code, small employers may establish a type of IRA plan referred to as a Savings Incentive Match Plan for Employees (SIMPLE Plan). An employee may contribute annually through his or her employer a pre-tax salary reduction contribution not to exceed the lesser of $6,000 or 100% of compensation. The employer must annually either (1) match the employee contribution dollar for dollar up to 3% of pay, or (2) make a 2% of pay contribution for each eligible employee regardless of whether the employee makes any salary reduction contribution. In two out of every five years, the employer has the option to reduce the matching contribution as low as 1% of pay but advance notice must be provided to employees.

Taxation of Distributions: Generally, distributions from SIMPLE IRA Plans are subject to the same distribution rules described above for IRAs. However, if an individual withdraws any amount from his SIMPLE IRA Plan within the first two years of his or her commencement of participation in the employer's SIMPLE IRA Plan, the 10% penalty tax for premature distribution, if such tax applies, will be increased to 25%.

Required Distributions: SIMPLE distributions are subject to the same minimum distribution rules described above for IRAs.

Tax-Free Rollovers: Generally, rollovers and direct transfers may be made to and from SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers or transfers to other IRAs, other than SIMPLE IRAs, are also possible but only after the second anniversary of commencement of participation in the employer's SIMPLE IRA Plan.

SECTION 457 UNFUNDED DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS

Purchase Payments. Under Section 457 of the Code, all individuals who perform services for a state or local government or governmental agency may participate in a deferred compensation program. Other tax-exempt employers may establish unfunded deferred compensation plans under Section 457 for employees and/or independent contractors.

Though not actually a qualified plan as that term is normally used, this type of program allows individuals to defer the receipt of compensation that otherwise would be currently payable and therefore to defer the payment of federal income taxes on such amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 33-1/3% of the individual's includible compensation. (Includible compensation means compensation from the employer which would be currently includible in gross income for federal tax purposes.) In addition, during the last three years before an individual attains normal retirement age, additional "catch-up" deferrals are permitted.

The amounts which are deferred may be used by the employer to purchase the Contracts offered by this Prospectus. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The employee has no rights or interest in the Contract and is entitled only to payment in accordance with the EDCP provisions.

Taxation of Distributions. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

Distributions Before Separation from Service. Distributions generally are not permitted under an EDCP prior to separation from service or reaching age 70 1/2, except in cases of severe financial hardship. Hardship distributions are includible in the gross income of the individual in the year in which paid.

Required Distributions. The distribution requirements for these qualified plans are generally the same as described above with respect to Section 403(b) annuity contracts. However, if distributions do not commence before the employee's death, the entire interest in the Contract must be distributed within 15 years if the beneficiary is not the employee's surviving spouse.

Tax-Free Transfers. The Code permits the tax-free direct transfer of EDCP amounts to another EDCP, subject to certain conditions. Any transfer must be with employer consent.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of tax-exempt employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules for private taxable employer deferred compensation plans discussed below. (Unfunded deferred compensation plans of other tax-exempt employers are generally subject to the requirements of Section 457.)

These types of programs allow individuals to defer receipt of up to 100% of compensation which would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts. Purchase payments made by the employer, however are not immediately deductible by the employer, and the employer is currently taxed on any increase in Contract Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions.

Taxation of Distributions. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.


OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

First Fortis relies upon a SEC no-action letter dated December 22, 1988 providing relief from certain restrictions provided in the Investment Company Act of 1940 relative to restrictions on redemptions and it complies with its conditions.

FINANCIAL STATEMENTS

The financial statements of First Fortis that are included in this Statement of Additional Information should be considered only as bearing on the ability of First Fortis to meet its obligations under the Contracts.

REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Shareholder of


First Fortis Life Insurance Company



In our opinion, the accompanying balance sheet and the related statements of income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of First Fortis Life Insurance Company, an indirect, wholly-owned subsidiary of Fortis (B) and Fortis (NL) N.V. (the Company) at December 31, 2000, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. The financial statements of the Company as of December 31, 1999 and for the two years in the period then ended were audited by other independent accountants whose report dated February 17, 2000 expressed an unqualified opinion on those statements.


                                          [/s/ PRICEWATERHOUSECOOPERS LLP]


February 15, 2001

REPORT OF INDEPENDENT AUDITORS

Board of Directors
First Fortis Life Insurance Company

We have audited the accompanying balance sheet of First Fortis Life Insurance Company, an indirect, wholly-owned subsidiary of Fortis (B) and Fortis (NL) N.V., as of December 31, 1999, and the related statements of operations, changes in shareholder's equity and cash flows for each of the two years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with accounting standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Fortis Life Insurance Company at December 31, 1999, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                          [/s/ Ernst & Young LLP]

Minneapolis, Minnesota
February 17, 2000

BALANCE SHEETS


FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS, EXCEPT SHARE DATA)



                                                                    DECEMBER 31
                                                                --------------------
                                                                  2000        1999
                                                                --------    --------
ASSETS
Investments:
  Fixed maturities, at fair value (amortized cost
     2000--$130,242; 1999--$126,432)........................    $129,784    $121,212
  Policy loans..............................................           4           1
  Short-term investments....................................       9,450       5,800
                                                                --------    --------
                                                                 139,238     127,013
Cash and cash equivalents...................................       1,659       4,562
Receivables:
  Uncollected premiums, less allowance (2000 and
     1999--$100)............................................       3,417       3,097
  Reinsurance recoverable on unpaid and paid losses.........      36,761      31,634
  Other.....................................................       1,267       1,495
                                                                --------    --------
                                                                  41,445      36,226
Accrued investment income...................................       2,215       2,095
Deferred policy acquisition costs...........................       4,127       4,353
Property and equipment at cost, less accumulated
  depreciation (2000--$1,732; 1999--$2,287).................          78         124
Deferred federal income taxes...............................       3,283       3,535
Goodwill, less accumulated amortization (2000--$460;
  1999--$414)...............................................         370         416
Assets held in separate accounts............................      73,582      69,928
                                                                --------    --------
Total assets................................................    $265,997    $248,252
                                                                ========    ========



    The accompanying notes are an integral part of the financial statements

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS, EXCEPT SHARE DATA)



                                                                    DECEMBER 31
                                                                --------------------
                                                                  2000        1999
                                                                --------    --------
POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S EQUITY
Policy reserves and liabilities:
  Future policy benefit reserves:
     Life insurance.........................................    $ 32,443    $ 34,165
     Interest sensitive and investment products.............       4,916       3,487
     Accident and health....................................      76,830      70,852
                                                                --------    --------
                                                                 114,189     108,504
  Unearned revenues.........................................      10,058       9,834
  Other policy claims and benefits payable..................      14,205      12,247
  Income taxes payable......................................       1,035       1,213
  Other liabilities.........................................       9,550      10,590
  Liabilities related to separate accounts..................      73,582      69,928
                                                                --------    --------
Total policy reserves and liabilities.......................     222,619     212,316
Shareholder's equity:
  Common stock, $20 par value:
     Authorized, issued and outstanding shares--100,000.....       2,000       2,000
  Additional paid-in capital................................      37,440      37,440
  Retained earnings (accumulated deficit)...................       4,223        (124)
  Accumulated other comprehensive loss......................        (285)     (3,380)
                                                                --------    --------
Total shareholder's equity..................................      43,378      35,936
                                                                --------    --------
Total policy reserves, liabilities and shareholder's
  equity....................................................    $265,997    $248,252
                                                                ========    ========



    The accompanying notes are an integral part of the financial statements

STATEMENTS OF OPERATIONS


FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



                                                                   YEARS ENDED DECEMBER 31
                                                                -----------------------------
                                                                 2000       1999       1998
                                                                -------    -------    -------
REVENUES:
Insurance operations:
  Life insurance premiums...................................    $24,399    $24,765    $23,057
  Interest sensitive and investment product policy
     charges................................................      1,197        950        384
  Accident and health insurance premiums....................     39,157     34,498     31,323
                                                                -------    -------    -------
                                                                 64,753     60,213     54,764
Net investment income.......................................      9,330      8,564      8,187
Net realized (losses) gains on investments..................     (1,883)      (123)     1,436
Other income................................................      1,032        638        889
                                                                -------    -------    -------
Total revenues..............................................     73,232     69,292     65,276
BENEFITS AND EXPENSES:
Benefits to policyholders:
  Life insurance............................................     18,031     19,100     16,167
  Interest sensitive investment products....................        440        315        815
  Accident and health claims................................     28,657     27,585     26,616
                                                                -------    -------    -------
                                                                 47,128     47,000     43,598
Amortization of deferred policy acquisition costs...........        360        240       (106)
Insurance commissions.......................................      5,773      5,114      5,056
General and administrative expenses.........................     13,208     13,840     12,929
                                                                -------    -------    -------
Total benefits and expenses.................................     66,469     66,194     61,477
Income before federal income taxes..........................      6,763      3,098      3,799
Federal income taxes........................................      2,416      1,032      1,347
                                                                -------    -------    -------
Net income..................................................    $ 4,347    $ 2,066    $ 2,452
                                                                =======    =======    =======



    The accompanying notes are an integral part of the financial statements

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY


FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



                                                                            RETAINED       ACCUMULATED
                                                            ADDITIONAL      EARNINGS          OTHER
                                                 COMMON      PAID-IN      (ACCUMULATED    COMPREHENSIVE
                                       TOTAL      STOCK      CAPITAL        DEFICIT)      (LOSS) INCOME
                                      -------    -------    ----------    ------------    -------------
Balance, December 31, 1997........    $37,081    $2,000      $37,440        $(4,642)         $2,283
  Comprehensive income:
     Net income...................      2,452        --           --          2,452              --
     Change in unrealized gains
       (losses) on investments,
       net........................        493        --           --             --             493
                                      -------
  Comprehensive income............      2,945
                                      -------    ------      -------        -------          ------
Balance, December 31, 1998........     40,026     2,000       37,440         (2,190)          2,776
  Comprehensive loss:
     Net income...................      2,066        --           --          2,066              --
     Change in unrealized gains
       (losses) on investments,
       net........................     (6,156)       --           --             --          (6,156)
                                      -------
  Comprehensive loss..............     (4,090)
                                      -------    ------      -------        -------          ------
Balance, December 31, 1999........     35,936     2,000       37,440           (124)         (3,380)
  Comprehensive income:
     Net income...................      4,347        --           --          4,347              --
     Change in unrealized gains
       (losses) on investments,
       net........................      3,095        --           --             --           3,095
                                      -------
  Comprehensive income............      7,442
                                      -------    ------      -------        -------          ------
Balance, December 31, 2000........    $43,378    $2,000      $37,440        $ 4,223          $ (285)
                                      =======    ======      =======        =======          ======



    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CASH FLOWS


FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



                                                                    YEARS ENDED DECEMBER 31
                                                               ---------------------------------
                                                                 2000        1999        1998
                                                               ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income..................................................   $   4,347   $   2,066   $   2,452
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Depreciation, amortization and accretion..................         156         330         299
  Net realized losses (gains) on investments................       1,535         123      (1,436)
  Write-off on investment...................................         348          --          --
  Amortization of gain on reinsured business................        (406)         --          --
  Policy acquisition costs deferred.........................        (950)     (1,445)     (1,629)
  Amortization of policy acquisition costs..................         360         240        (106)
  Increase in uncollected premiums, accrued investment
     income and other.......................................        (212)       (837)       (390)
  Increase in reinsurance recoverable.......................      (5,127)     (3,176)     (8,694)
  Loss on disposal of property and equipment................          --          --          12
  Provision for deferred taxes..............................      (1,415)        930         665
  Increase in future policy benefit reserves, unearned
     revenues and other policy claims and benefits..........       7,679       8,894      13,922
  (Decrease) increase in other liabilities..................      (3,128)      5,693        (686)
  (Decrease) increase in income taxes payable...............        (178)       (804)      1,106
                                                               ---------   ---------   ---------
Net cash provided by operating activities...................       3,009      12,014       5,515
                                                               ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of fixed maturity investments.....................    (172,388)   (159,025)   (187,953)
Sales and repayments of fixed maturity investments..........     166,630     158,172     165,971
(Increase) decrease in short-term investments...............      (3,650)     (4,970)     10,867
Cash pursuant to reinsurance agreement......................       2,397          --          --
                                                               ---------   ---------   ---------
Net cash used in investing activities.......................      (7,011)     (5,823)    (11,115)
                                                               ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
Activities related to investment products:
  Considerations received...................................       5,640       2,875      13,661
  Surrenders and death benefits.............................      (4,855)     (5,941)    (15,075)
  Interest credited to policyholders........................         314         277         721
                                                               ---------   ---------   ---------
Net cash provided by (used in) financing activities.........       1,099      (2,789)       (693)
                                                               ---------   ---------   ---------
(Decrease) increase in cash and cash equivalents............      (2,903)      3,402      (6,293)
Cash and cash equivalents at beginning of year..............       4,562       1,160       7,453
                                                               ---------   ---------   ---------
Cash and cash equivalents at end of year....................   $   1,659   $   4,562   $   1,160
                                                               =========   =========   =========
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES:
Assets and liabilities transferred in reinsurance
  transactions (Note 7):
  Non-cash assets (ceded) received:
     Other assets...........................................   $      (7)  $      --   $      --
     Deferred acquisition costs.............................        (816)         --          --
                                                               =========   =========   =========
  Total value of assets (ceded) received....................   $    (823)  $      --   $      --
                                                               =========   =========   =========
  Non-cash liabilities ceded (assumed):
     Future policy benefit reserves.........................   $     404   $      --   $      --
     Unearned premium reserves..............................         505          --          --
     Other liabilities......................................           9          --          --
                                                               ---------   ---------   ---------
  Total liabilities ceded (assumed).........................   $     918   $      --   $      --
                                                               =========   =========   =========



    The accompanying notes are an integral part of the financial statements

NOTES TO FINANCIAL STATEMENTS


FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



1.   NATURE OF OPERATIONS


NATURE OF OPERATIONS


First Fortis Life Insurance Company (the Company) is a wholly-owned subsidiary of Fortis, Inc. (Fortis), which itself is a wholly-owned subsidiary of Fortis
(B) and Fortis (NL) N.V. The Company was organized to enable the Fortis group of companies to distribute their products to the New York State marketplace. The Company's revenues are derived primarily from group employee benefits products. Effective January 1, 1996, the Company stopped offering its group medical products; however, the Company will continue to renew and service existing medical business, which represented $421, $1,859 and $4,648 of 2000, 1999 and 1998 of the accident and health premiums, respectively.



2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES


The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



NEW ACCOUNTING PRONOUNCEMENTS


In June 1999, the Financial Accounting Standards Board issued SFAS 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS 133," which deferred to January 1, 2001 the effective date of the accounting and reporting requirements of SFAS 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. The adoption of SFAS 133 is not expected to have a material effect on the Company's results of operations or financial position.



Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that do not Transfer Insurance Risk. SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. The adoption of SOP 98-7 did not have a material effect on the Company's results of operations or financial position.



INVESTMENTS


The Company's investment strategy is developed based on many factors including insurance liability matching, rate of return, maturity, credit risk, tax considerations and regulatory requirements.



All fixed maturity investments are classified as available-for-sale and carried at fair value. Changes in fair values of available-for-sale securities, after related deferred income taxes and after adjustment for the changes in pattern of amortization of deferred policy acquisition costs are reported directly in shareholder's equity as accumulated other comprehensive income and, accordingly, have no effect on net income. The unrealized appreciation or depreciation is net of deferred policy acquisition cost amortization and taxes that would have been required as a charge or credit to income had such unrealized amounts been realized.



Policy loans are reported at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies. Short-term investments are carried at cost which approximates fair value.



Realized gains and losses on sales of investments, and declines in value judged to be other-than-temporary, are recognized on the specific identification basis. Investment income is recorded as earned.



DEFERRED POLICY ACQUISITION COSTS


The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For credit life, disability and accident and health insurance products, such costs are amortized over the premium paying period. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits. Estimation of future gross profits requires significant management judgment and is reviewed periodically. As excess amounts of deferred costs over future premiums or gross profits are identified, such excess amounts are expensed.

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


PROPERTY AND EQUIPMENT


Property and equipment are recorded at cost less accumulated depreciation. The Company provides for depreciation principally on the straight-line method over the estimated useful lives of the related property. Depreciation expense was $46, $202 and $341 at December 31, 2000, 1999 and 1998, respectively.



GOODWILL


Goodwill represents the excess of the purchase price paid over net assets acquired in connection with the purchase of the New York shell of Metropolitan Life. The block of business purchased included ordinary life, other accident and health, and annuities. Goodwill is amortized on a straight line basis over 18 years.



GUARANTY FUND ASSESSMENTS


There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.



SEPARATE ACCOUNTS


Revenues and expenses related to the separate account assets and liabilities are excluded from the amounts reported in the accompanying statements of operations. Assets and liabilities associated with separate accounts relate to deposit and annuity considerations for which the contract owner, rather than the Company, bears the investment risk. Separate account assets are reported at fair value and represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the separate accounts.



The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.



For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.



REVENUE RECOGNITION AND FUTURE POLICY BENEFIT RESERVES


Premiums for traditional life insurance are recognized as revenue when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.



Revenues for interest sensitive and investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 4% to 12% in 2000, 4.0% to 6.75% in 1999 and 3.5% to 10.25% in 1998.



Premiums for accident and health insurance products, including medical, long and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured.

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Reserves for future disability benefits are based on the 1987 Commissioners Group Disability Table. The valuation interest rate is the Single Premium Immediate Annuity Valuation rate less 100 basis points. Claims in the first five years are modified based on the Company's actual experience.



Premiums for credit insurance included in life insurance premiums and accident and health insurance premiums are recognized as revenues when due over the estimated coverage period.



CLAIMS AND BENEFITS PAYABLE


Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting therefrom are reflected in income currently.



INCOME TAXES


Income taxes have been provided using the liability method. Deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting and the tax bases and are measured using the enacted tax rates.



COMPREHENSIVE INCOME


Comprehensive income is comprised of net income and other comprehensive income which includes unrealized gains and losses adjusted for the impact of gains and losses realized during the current year on securities classified as available for sale, net of the effect on deferred policy acquisition costs, and taxes.



STATEMENTS OF CASH FLOWS


The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value



RECLASSIFICATIONS


Certain amounts in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 presentation.

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



3.   INVESTMENTS


AVAILABLE-FOR-SALE SECURITIES


The following is a summary of the available-for-sale securities:



                                                                   GROSS         GROSS
                                                    AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                      COST          GAIN         LOSSES       VALUE
                                                    ---------    ----------    ----------    --------
AT DECEMBER 31, 2000:
Governments.......................................  $ 19,185       $  805        $   46      $ 19,944
Public utilities..................................    15,505          215           387        15,333
Industrial and miscellaneous......................    95,552        1,775         2,820        94,507
                                                    --------       ------        ------      --------
Total.............................................  $130,242       $2,795        $3,253      $129,784
                                                    ========       ======        ======      ========
AT DECEMBER 31, 1999:
Governments.......................................  $ 11,494       $   --        $  360      $ 11,134
Public utilities..................................    16,507           15           903        15,619
Industrial and miscellaneous......................    98,431          212         4,184        94,459
                                                    --------       ------        ------      --------
Total.............................................  $126,432       $  227        $5,447      $121,212
                                                    ========       ======        ======      ========



The amortized cost and fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below:



                                                                AMORTIZED      FAIR
                                                                  COST        VALUE
                                                                ---------    --------
Due in one year or less.....................................    $  8,310     $  8,273
Due after one year through five years.......................      29,155       29,095
Due after five years through ten years......................      41,906       41,302
Due after ten years.........................................      50,871       51,114
                                                                --------     --------
Total.......................................................    $130,242     $129,784
                                                                ========     ========



Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



INVESTMENTS ON DEPOSIT



The Company had fixed maturities carried at $505 and $502 at December'31, 2000 and 1999, respectively, on deposit with various governmental authorities as required by law.

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



3.   INVESTMENTS (CONTINUED)


NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS



Major categories of net investment income for each year were as follows:



                                                                 2000      1999      1998
                                                                ------    ------    ------
NET INVESTMENT INCOME:
Fixed maturities............................................    $8,956    $8,375    $8,108
Short-term investments......................................       494       326       222
                                                                ------    ------    ------
                                                                 9,450     8,701     8,330
Expenses....................................................      (120)     (137)     (143)
                                                                ------    ------    ------
Net investment income.......................................    $9,330    $8,564    $8,187
                                                                ======    ======    ======



All net realized gains (losses) on investments resulted from sales of fixed maturities.



Proceeds from sales of investments were $165,630, $157,672 and $165,471 in 2000, 1999 and 1998, respectively. Gross gains of $448, $738 and $1,757 and gross losses of $2,331, $861 and $321 were realized on the sales in 2000, 1999 and 1998, respectively.



NET UNREALIZED GAINS (LOSSES)


The adjusted net unrealized gains (losses) on investments recorded in accumulated other comprehensive income for the year ended December 31, were as follows:



                                                                                TAX
                                                               BEFORE-TAX     BENEFIT     NET-OF-TAX
                                                                 AMOUNT      (EXPENSE)      AMOUNT
                                                               ----------    ---------    ----------
DECEMBER 31, 2000:
Unrealized gains (losses) on investments:
  Unrealized gains (losses) on available-for-sale
     investments...........................................     $ 6,644       $(2,325)     $ 4,319
  Reclassification adjustment for gains (losses) realized
     in net income.........................................      (1,883)          659       (1,224)
                                                                -------       -------      -------
Other comprehensive income.................................     $ 4,761       $(1,666)     $ 3,095
                                                                =======       =======      =======
DECEMBER 31, 1999:
Unrealized gains (losses) on investments:
  Unrealized gains (losses) on available-for-sale
     investments...........................................     $(9,348)      $ 3,272      $(6,076)
  Reclassification adjustment for gains (losses) realized
     in net income.........................................        (123)           43          (80)
                                                                -------       -------      -------
Other comprehensive loss...................................     $(9,471)      $ 3,315      $(6,156)
                                                                =======       =======      =======
DECEMBER 31, 1998:
Unrealized gains (losses) on investments:
  Unrealized gains(losses) on available-for-sale
     investments...........................................     $  (678)      $   238      $  (440)
  Reclassification adjustment for gains (losses) realized
     in net income.........................................       1,436          (503)         933
                                                                -------       -------      -------
Other comprehensive income.................................     $   758       $  (265)     $   493
                                                                =======       =======      =======



4.   LEASES


The Company leases office space under operating lease arrangements that have various renewal options and are subject to escalation clauses for real estate taxes and operating expenses. Rent expense was $791, $915 and $789 in 2000, 1999 and 1998, respectively. Future minimum payments required under operating lease arrangements that have

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



4.   LEASES (CONTINUED)


initial or noncancelable terms in excess of one year or more are: 2001--$661, 2002--$669, 2003--$662, 2004--$686, 2005--$710, and thereafter $275.



5.   ACCIDENT AND HEALTH RESERVES


Activity for the liability for unpaid accident and health claims is summarized as follows:



                                                                   YEARS ENDED DECEMBER 31
                                                                -----------------------------
                                                                 2000       1999       1998
                                                                -------    -------    -------
Balance as of January 1, net of reinsurance recoverables:...    $63,788    $62,540    $60,498
  Add: Incurred losses related to:
     Current year...........................................     14,828     18,907     16,816
     Prior years............................................     12,920      8,678      9,800
                                                                -------    -------    -------
Total incurred losses.......................................     27,748     27,585     26,616
  Deduct: Paid losses related to:
     Current year...........................................     16,321     14,717     11,639
     Prior year.............................................      9,600     11,620     12,935
                                                                -------    -------    -------
Total paid losses...........................................     25,921     26,337     24,574
                                                                -------    -------    -------
Balance as of December 31, net of reinsurance
  recoverables..............................................    $65,615    $63,788    $62,540
                                                                =======    =======    =======



The table above differs from the amounts reported on the balance sheet in the following respects: (1) the table above is presented net of ceded reinsurance and the accident and health reserves reported on the balance sheet are gross of ceded reinsurance; and (2) the table above includes accident and health benefits payable which are included with other policy claims and benefits payable reported on the balance sheet.



Excluded from incurred losses presented above related to current year is $909 of reserves ceded resulting from the long-term care reinsurance agreement with John Hancock Life Insurance Company, which became effective March 1, 2000. See Note 7 "Reinsurance" for more information on this reinsurance transaction.



The 2000, 1999 and 1998 claims incurred related to prior years is principally additional payments and increases to the discounted accident and health reserves based on actual experience of claims liabilities through the current year.



The liability for unpaid accident and health claims includes $57,704, and $59,535 of total disability income reserves as of December 31, 2000, and 1999, respectively, which were discounted for anticipated interest earnings assuming a 6.0% interest rate.



6.  FEDERAL INCOME TAXES


As of May 1, 1997, the Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.



Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



6.  FEDERAL INCOME TAXES (CONTINUED)


The significant components of the Company's deferred tax liabilities and assets as of December 31, 2000 and 1999 are as follows:



                                                                  DECEMBER 31
                                                                ----------------
                                                                 2000      1999
                                                                ------    ------
Deferred tax assets:
  Reserves..................................................    $  809    $1,315
  Separate account assets/liabilities.......................       645       727
  Unrealized losses.........................................     1,772     1,827
  Other.....................................................       442       207
                                                                ------    ------
Total deferred tax assets...................................     3,668     4,076
Deferred tax liabilities:
  Deferred policy acquisition costs.........................       238       494
  Other.....................................................       147        47
                                                                ------    ------
Total gross deferred tax liabilities........................       385       541
                                                                ------    ------
Net deferred tax asset......................................    $3,283    $3,535
                                                                ======    ======



The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and therefore, no such valuation allowance has been established.



The Company's tax expense (benefit) for the year ended December 31 is shown as follows:



                                                                 2000       1999      1998
                                                                -------    ------    ------
Current.....................................................    $ 3,831    $  102    $  889
Deferred....................................................     (1,415)      930       458
                                                                -------    ------    ------
                                                                $ 2,416    $1,032    $1,347
                                                                =======    ======    ======



Federal income tax payments and refunds resulted in net payments of $4,011 and $906 in 2000 and 1999, respectively, and net refunds of $424 in 1998.



The Company's effective income tax rate varied from the statutory federal income tax rate as follows:



                                                                2000     1999    1998
                                                                -----    ----    ----
Statutory income tax rate...................................    35.0%    35.0%   35.0%
Other, including provision for prior year adjustments.......     0.7     (1.7)    0.4
                                                                -----    ----    ----
                                                                35.7%    33.3%   35.4%
                                                                =====    ====    ====



At December 31, 2000, the Company has fully utilized all net operating loss, capital loss, and alternative minimum tax credit carryforwards.



7.  REINSURANCE


In the second quarter of 1996, the Company received approval from the New York State Insurance Department for a reinsurance agreement with the Fortis Benefits Insurance Company (Fortis Benefits), an affiliate. The agreement, which became effective as of January 1, 1996, decreased the Company's long-term disability reinsurance retention from a $10 net monthly benefit to a $2 net monthly benefit for claims incurred on and after January 1, 1996. The Company has ceded $6,884, $6,580 and $5,601 of premium and $14,366, $11,047 and $9,315 of reserves in
2000, 1999

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



7.  REINSURANCE (CONTINUED)


and 1998, respectively, to Fortis Benefits. In the future, the agreement is expected to reduce the variability of financial results for this product line.



Future policy benefits and other policy claims and benefits payable are reported gross of reinsurance. The reinsured portion of future policy benefits and other policy claims and benefits payable are $36,373 and $31,634 in 2000 and 1999, respectively.



The maximum amounts that the Company retains on any one life are $500 for group life; $250 for group accidental death; $2 net monthly benefit for long-term disability; from 10% to 100% of possible benefits payable under credit life and credit disability insurance; and none of a closed block of individual life business. Amounts in excess of these limits are reinsured with various insurance companies on a yearly renewable term, coinsurance or other basis.



Ceded reinsurance premiums for the year ended December 31 were as follows:



                                                                 2000       1999       1998
                                                                -------    -------    -------
Life insurance..............................................    $ 5,399    $ 5,001    $ 5,343
Accident and health insurance...............................     15,713     11,186     11,343
                                                                -------    -------    -------
                                                                $21,112    $16,187    $16,686
                                                                =======    =======    =======



Recoveries under reinsurance contracts for the year ended December 31 were as follows:



                                                                 2000       1999       1998
                                                                -------    -------    -------
Life insurance..............................................    $ 1,791    $ 2,571    $ 1,740
Accident and health insurance...............................      5,280      5,522      3,504
                                                                -------    -------    -------
                                                                $ 7,071    $ 8,093    $ 5,244
                                                                =======    =======    =======



Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.



In the first quarter of 2000, the Company entered into a reinsurance agreement with John Hancock Life Insurance Company (John Hancock) for the sale of the Long-Term Care (LTC) line of business. The sale of the LTC line of business was effective March 1, 2000. The Company recorded a gain on this transaction of $2,492. The gain has been deferred and is being amortized as the level of direct inforce LTC policies decreases over future years, not to exceed 30 years. The amount of gain amortized in 2000 was $406. The Company ceded $3,330 of premiums and $1,577 of reserves to John Hancock in 2000.



8.  DIVIDEND RESTRICTIONS


The Company is subject to insurance regulatory restrictions that limit cash dividends which can be paid from the Company to its Parent. All dividends require prior approval by the New York State Insurance Department.



9.  REGULATORY ACCOUNTING REQUIREMENTS


The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
(NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from company to company within a state, and may change in the future. The Company does not employ any significant permitted practices.

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



9.  REGULATORY ACCOUNTING REQUIREMENTS (CONTINUED)


In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification requires adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states.



The New York Insurance Department recently adopted the Codification guidance (Regulation 172), effective January 1, 2001, but did not adopt several key provisions of the guidance, including deferred income taxes and the establishment of goodwill as an asset.



The cumulative effect of all changes resulting from the Codification guidance will be recorded as a direct adjustment to statutory surplus on January 1, 2001. The effect of the adoption is expected to increase statutory surplus by a material amount.



Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.



Reconciliations of net income and shareholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:



                                                                                        SHAREHOLDER'S
                                                               NET INCOME                   EQUITY
                                                       ---------------------------    ------------------
                                                        2000       1999      1998      2000       1999
                                                       -------    ------    ------    -------    -------
Based on statutory accounting practices............    $ 5,686    $1,793    $1,177    $37,356    $30,419
Deferred policy acquisition costs..................        598     1,356     1,764      4,127      4,353
Deferred and uncollected premiums..................        691        59      (323)       203        156
Policy reserves....................................       (478)      555      (269)       561        204
Investment valuation difference....................         --        --        --       (437)    (5,220)
Commissions on LTC sale............................     (2,048)       --        --     (2,086)        --
Realized (losses) gains on investments.............     (1,376)      (80)      896         --         --
Amortization of goodwill...........................        (46)      (46)      (46)       370        416
Income taxes.......................................      1,415      (930)     (458)     2,189      2,440
Pension............................................        (82)      (84)      (19)      (487)      (405)
Amortization of IMR................................       (310)     (383)     (347)        --         --
Reinsurance in unauthorized companies..............         --        --        --         37         --
Interest maintenance reserve.......................         --        --        --        636      1,975
Asset valuation reserve............................         --        --        --        805        928
Property and equipment.............................         --        --        --         26         61
Agents balances....................................         --        --        --         --        486
Other..............................................        297      (174)       77         78        123
                                                       -------    ------    ------    -------    -------
Based on generally accepted accounting
  principles.......................................    $ 4,347    $2,066    $2,452    $43,378    $35,936
                                                       =======    ======    ======    =======    =======



10. TRANSACTIONS WITH AFFILIATED COMPANIES


The Company received various services from Fortis and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administrative functions. The fees paid for these services for years ended December 31, 2000, 1999 and 1998 were $2,736, $1,541 and $1,712, respectively.



Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



11. FAIR VALUE DISCLOSURES


VALUATION METHODS AND ASSUMPTIONS


The fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.



For short-term investments, the carrying amount is a reasonable estimate of fair value. The carrying amount of policy loans reported in the balance sheet approximates fair value. The fair values for the Company's policy reserves under the investment products are determined using cash surrender value.



Separate account assets and liabilities are reported at their estimated fair value in the Balance Sheet.



The fair values under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.



                                                                DECEMBER 31,          DECEMBER 31,
                                                                    2000                  1999
                                                             -------------------   -------------------
                                                             CARRYING     FAIR     CARRYING     FAIR
                                                              AMOUNT     VALUE      AMOUNT     VALUE
                                                             --------   --------   --------   --------
                                                                          (IN THOUSANDS)
Assets:
  Investments:
  Securities available-for-sale:
  Fixed maturities.........................................  $129,784   $129,784   $121,212   $121,212
  Short-term investments...................................     9,450      9,450      5,800      5,800
  Cash.....................................................     1,659      1,659      4,562      4,562
  Policy loans.............................................         4          4          1          1
  Assets held in separate accounts.........................    73,582     73,582     69,928     69,928
Liabilities:
  Individual and group annuities (subject to discretionary
     withdrawal)...........................................     6,593      6,418      5,516      5,231
  Liabilities related to separate accounts.................    73,582     73,582     69,928     69,928



12. RETIREMENT AND OTHER EMPLOYEE BENEFITS


The Company is an indirect wholly-owned subsidiary of Fortis, which sponsors a defined benefit pension plan covering employees and certain agents who meet eligibility requirements as to age and length of service. The benefits are based on years of service and career compensation. As a matter of policy, pension costs are funded as they accrue and vested benefits are fully funded. Fortis' funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to $82, $20 and $52 for 2000, 1999 and 1998, respectively.



The Company has a contributory profit sharing plan, sponsored by Fortis, covering employees and certain agents who meet eligibility requirements as to age and length of service. The Company matches 200% up to 3% of the employee's contribution. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. The amount expensed was approximately $168, $133 and $124 for 2000, 1999 and 1998, respectively.



In addition to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Fortis. Health care benefits, either through a Fortis-sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with

FIRST FORTIS LIFE INSURANCE COMPANY


(IN THOUSANDS)



12. RETIREMENT AND OTHER EMPLOYEE BENEFITS (CONTINUED)


15 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.



13. COMMITMENTS AND CONTINGENCIES


The Company is named as a defendant in a number of legal actions arising primarily from claims made under insurance policies. These actions have been considered in establishing policy benefit and loss reserves. Management and its legal counsel are of the opinion that the settlement of these actions will not have a material adverse effect on the Company's financial position or results of operations.



14. EVENTS SUBSEQUENT


On January, 25, 2001, Fortis, agreed to sell (the "Sale") its Fortis Financial Group division (the "Division") to the Hartford Financial Services Group ("The Hartford"). The Division includes, among other blocks of business, certain individual life insurance policies and annuity contracts (collectively, the "Insurance Contracts") written by Fortis Benefits Insurance Company, First Fortis Life Insurance Company, Fortis Insurance Company, John Alden Life Insurance Company and Houston National Life Insurance Company (the "Companies"). Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund (the "Fund").



To effect the Sale as it relates to the Companies, Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company, indirect wholly owned subsidiaries of The Hartford, will reinsure the Insurance Contracts on a 100% coinsurance basis (or a 100% modified coinsurance basis for some of the block) and perform administration of such Insurance Contracts. In addition, Hartford Life and Accident Insurance Company, another wholly owned subsidiary of The Hartford, will purchase all of the outstanding stock of Fortis Advisers, Inc., which is the investment adviser for the Fund. Thus, upon completion of the Sale, Hartford Life and Accident Insurance Company will own and control Fortis Advisers, Inc., and the subsidiaries, including Fortis Investors, Inc., which is the principal distributor of the Fund.



Closing of the Sale is subject to various regulatory and other approvals. Following the Sale, the Fund expects to enter into new investment advisory, subadvisory and distribution agreements with affiliates of The Hartford. Such new agreements will require approvals subsequent to the closing of the Sale by the Fund's board of directors and shareholders and by Insurance Contract holders to the extent required by law.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To First Fortis Life Insurance Company and Contract Owners of First Fortis Life Insurance Company Variable Account A:

In our opinion, the accompanying statement of net assets and the related combined and separate statements of operations and changes in net assets present fairly, in all material respects, the financial position of First Fortis Life Insurance Company Variable Account A, comprised of the Fortis Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II (formerly Global Asset Allocation), Multisector Bond (formerly Global Bond), International Stock, Value, S & P 500, Blue Chip Stock, Mid Cap Stock, Large Cap Growth, Small Cap Value, Global Equity, Investors Growth, Blue Chip II, Capital Opportunities, and American Leaders Subaccounts; the Alliance Variable Product Money Market, International and Premier Growth Subaccounts; the SAFECO Resource Series Growth and Equity Subaccounts; the Federated Insurance Series U.S. Government Securities Fund II, High Income Fund II, Utility II and American Leader II Subaccounts; the Lexington Funds, Inc. Natural Resources and Emerging Markets Subaccounts; the MFS Variable Insurance Trust Emerging Growth, High Income and World Government Subaccounts; the Montgomery Variable Funds Emerging Markets and Growth Subaccounts; the Strong Variable Annuity Funds Discovery II and International II Subaccounts; the American Century Investments VP Balanced and VP Capital Appreciation Subaccounts; the Van Eck Worldwide Ins. Trust Bond and Hard Assets Subaccounts; the Neuberger & Berman, Inc. AMT Limited Maturity Bond and AMT Partners Subaccounts; and INVESCO, Inc. Health & Sciences, Industrial Income and Technology Subaccounts thereof at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the year or period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Fortis Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial statements of the First Fortis Life Insurance Company Variable Account A as of December 31, 1999, and for the year then ended were audited by other independent accountants whose report dated March 29, 2000, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP

April 6, 2001

                         Report of Independent Auditors


Board of Directors
First Fortis Life Insurance Company

We have audited the accompanying individual and combined statement of operations and changes in net assets of the segregated subaccounts of First Fortis Life Insurance Company Variable Account A (comprised of, respectively, the Fortis Series Fund, Inc.'s Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, Global Asset Allocation, Global Bond, International Stock, Value, S & P 500, Blue Chip Stock, Mid Cap Stock, Large Cap Growth and Small Cap Value Subaccounts; the Alliance Variable Product's Money Market, International and Premier Growth Subaccounts; the SAFECO Resource Series' Growth and Equity Subaccounts; the Federated Insurance Series' U.S. Government Securities Fund II, High Income Fund II, Utility Series and American Leader Series Subaccounts; the Lexington Funds, Inc.'s Natural Resources and Emerging Markets Subaccounts; the MFS Variable Insurance Trust's Emerging Growth, High Income and World Government Subaccounts; the Montgomery Variable Funds' Emerging Markets and Growth Subaccounts; the Strong Variable Annuity Funds' Discovery II and International II Subaccounts; the American Century Investments' VP Balanced and VP Capital Appreciation Subaccount; the Van Eck Worldwide Ins. Trust's Worldwide Bond Fund and Hard Assets Subaccounts; the Neuberger & Berman, Inc.'s AMT Limited Maturity Bond and AMT Partners Subaccounts; and INVESCO, Inc.'s Health & Sciences, Industrial Income and Technology Subaccounts) for the period ended December 31, 1999. These financial statements are the responsibility of the management of First Fortis Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of each of the individual and combined portfolio subaccounts of First Fortis Life Insurance Company Variable Account A for the period described above, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 29, 2000

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENT OF NET ASSETS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                            NET ASSETS        ACCUMULATION
                                                                                            AT MARKET             UNITS
                                                         SHARES              COST             VALUE            OUTSTANDING
Investments in Fortis Series Fund, Inc.:
  Growth Stock                                            90,128        $ 3,592,430        $ 3,664,783            602,842
  U.S. Government Securities                             170,001          1,795,622          1,799,769             91,543
  Money Market                                           102,213          1,151,474          1,156,967            695,803
  Asset Allocation                                       185,314          3,684,672          3,579,236            923,184
  Diversified Income                                     134,195          1,574,954          1,448,457            683,922
  Global Growth                                           95,800          2,325,379          2,433,893             90,016
  Aggressive Growth                                      156,673          3,574,296          3,717,562            135,753
  Growth & Income                                        485,676          9,627,235          9,627,450            390,374
  High Yield                                             188,960          1,912,577          1,437,176            121,630
  International Stock II                                 138,010          1,890,393          1,538,492            105,196
  Multisector Bond                                        53,767            571,580            564,379             45,376
  International Stock                                    195,767          2,962,155          2,954,812            168,151
  Value                                                  184,176          2,599,170          3,200,964            172,499
  S & P 500                                              603,948         10,760,367         12,169,182            617,281
  Blue Chip Stock                                        353,194          6,171,022          6,933,348            334,015
  Mid Cap Stock                                           71,017            731,382            732,197             64,774
  Large Cap Growth                                       281,224          3,630,467          3,335,824            279,248
  Small Cap Value                                         89,710            909,484          1,053,109             78,845
  Global Equity                                            4,439             43,339             42,520              4,590
  Investors Growth                                         5,218             53,045             48,797              5,480
  Blue Chip II                                            13,894            141,882            126,772             14,525
  Capital Opportunities                                    6,858             67,142             64,251              7,338
  American Leaders                                         3,442             36,224             37,173              3,577
Investments in Alliance Variable Product:
  Money Market                                         2,813,189          2,814,015          2,813,189            225,661
  International                                           17,379            283,367            278,235             20,728
  Premier Growth                                          30,913          1,080,409            990,775             39,080


    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENT OF NET ASSETS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                          NET ASSETS     ACCUMULATION
                                                                                          AT MARKET          UNITS
                                                           SHARES           COST            VALUE         OUTSTANDING
Investments in SAFECO Resource Series:
  Growth                                                   10,267         $235,501         $193,123           12,936
  Equity                                                   17,803          510,346          488,878           33,487
Investments in Federated Insurance Series:
  U.S. Government Securities Fund II                       23,550          253,297          261,641           20,858
  High Income Fund II                                      15,891          147,260          134,434           11,457
  Utility Series II                                         8,404          115,419          104,542            7,406
  American Leaders Series II                                7,202          145,129          147,793            7,759
Investments in Lexington Funds, Inc.:
  Natural Resources                                         1,295           17,439           19,100            1,387
  Emerging Markets                                          2,296           22,191           17,521            2,191
Investments in MFS Variable Insurance Trust:
  Emerging Growth                                          12,465          404,647          359,485           13,888
  High Income                                              18,169          209,261          178,779           14,807
  World Government                                          6,738           65,949           67,449            6,046
Investments in Montgomery Variable Funds:
  Emerging Markets                                          9,448           76,470           73,317            9,596
  Growth                                                   14,085          242,911          218,879           12,089
Investments in Strong Variable Annuity Funds:
  Discovery II                                              6,505           81,378           77,284            5,966
  International II                                          9,750          120,088           96,528           10,027
Investments in American Century Investments:
  VP Balanced                                              16,005          120,485          116,353            7,525
  VP Capital Appreciation                                  10,347          180,782          163,270           10,405
Investments in Van Eck Worldwide Ins. Trust:
  Bond                                                      2,328           24,584           24,139            2,203
  Hard Assets                                               2,161           24,830           26,080            2,900


    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENT OF NET ASSETS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                         NET ASSETS        ACCUMULATION
                                                                                         AT MARKET             UNITS
                                                       SHARES            COST               VALUE           OUTSTANDING
Investments in Neuberger & Berman, Inc.:
  AMT Limited Maturity Bond                             3,332        $    45,202        $    43,954              3,749
  AMT Partners                                          6,938            113,514            112,186              8,056
Investments in INVESCO, Inc.:
  Health & Sciences                                    23,081            438,069            482,153             22,701
  Industrial Income                                     4,368             92,861             90,454              5,446
  Technology                                           44,951          1,750,743          1,275,268             45,305
                                                                     -----------        -----------        -----------

    Total net assets                                                 $69,422,438        $70,521,922          6,199,620
                                                                     ===========        ===========        ===========



    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                      FORTIS
                                                      FORTIS            U.S.            FORTIS          FORTIS             FORTIS
                                                      GROWTH         GOVERNMENT          MONEY           ASSET           DIVERSIFIED
                                                      STOCK          SECURITIES          MARKET        ALLOCATION          INCOME
OPERATIONS
Dividend income                                     $   580,302      $   104,715      $    38,654      $   582,346      $   115,551
Mortality and expense and
    administrative charges                              (51,131)         (20,650)         (12,820)         (48,894)         (19,875)
Net realized gain (loss) on investments                  47,689           (8,451)          17,228           21,379          (27,262)
Net change in unrealized appreciation
    (depreciation) of investments                      (560,899)          82,287            1,214         (600,279)          16,525
                                                    -----------      -----------      -----------      -----------      -----------

Net increase (decrease) in net assets
    resulting from operations                       $    15,961      $   157,901      $    44,276      $   (45,448)     $    84,939
                                                    ===========      ===========      ===========      ===========      ===========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                     $    15,961      $   157,901      $    44,276      $   (45,448)     $    84,939
                                                    -----------      -----------      -----------      -----------      -----------

Capital transactions:
  Purchase of Variable Account units                    774,486          594,556        1,204,870          334,230          157,545
  Redemption of Variable Account units                 (283,993)        (253,964)      (1,370,526)        (288,926)        (325,043)
  Redemptions for mortality and expense
      and administrative charges                         51,131           20,650           12,820           48,894           19,875
                                                    -----------      -----------      -----------      -----------      -----------

Net increase (decrease) from capital
        transactions                                    541,624          361,242         (152,836)          94,198         (147,623)
                                                    -----------      -----------      -----------      -----------      -----------

Net increase (decrease) in net assets                   557,585          519,143         (108,560)          48,750          (62,684)

Net assets at beginning of year                       3,107,198        1,280,626        1,265,527        3,530,486        1,511,141
                                                    -----------      -----------      -----------      -----------      -----------

Net assets at end of year                           $ 3,664,783      $ 1,799,769      $ 1,156,967      $ 3,579,236      $ 1,448,457
                                                    ===========      ===========      ===========      ===========      ===========



                                                                   FORTIS            FORTIS             FORTIS
                                                                   GLOBAL         AGGRESSIVE            GROWTH &            FORTIS
                                                                   GROWTH            GROWTH             INCOME            HIGH YIELD
OPERATIONS
Dividend income                                                $   315,992        $   886,394        $ 1,368,732        $   170,110
Mortality and expense and
    administrative charges                                         (36,024)           (57,679)          (126,775)           (21,637)
Net realized gain (loss) on investments                             57,358            137,168             82,038            (84,515)
Net change in unrealized appreciation
    (depreciation) of investments                                 (892,404)        (1,786,221)          (979,905)          (185,485)
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) in net assets
    resulting from operations                                  $  (555,078)       $  (820,338)       $   344,090        $  (121,527)
                                                               ===========        ===========        ===========        ===========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                                $  (555,078)       $  (820,338)       $   344,090        $  (121,527)
                                                               -----------        -----------        -----------        -----------

Capital transactions:
  Purchase of Variable Account units                               595,417          1,289,104            673,417            175,457
  Redemption of Variable Account units                            (206,606)          (386,528)        (1,136,026)          (471,931)
  Redemptions for mortality and expense
      and administrative charges                                    36,024             57,679            126,775             21,637
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) from capital
        transactions                                               424,835            960,255           (335,834)          (274,837)
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) in net assets                             (130,243)           139,917              8,256           (396,364)

Net assets at beginning of year                                  2,564,136          3,577,645          9,619,194          1,833,540
                                                               -----------        -----------        -----------        -----------

Net assets at end of year                                      $ 2,433,893        $ 3,717,562        $ 9,627,450        $ 1,437,176
                                                               ===========        ===========        ===========        ===========



    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                       FORTIS
                                                    INTERNATIONAL       FORTIS
                                                       STOCK II      MULTISECTOR
                                                      (FORMERLY          BOND            FORTIS
                                                     GLOBAL ASSET     (FORMERLY      INTERNATIONAL        FORTIS          FORTIS
                                                      ALLOCATION)    GLOBAL BOND)        STOCK             VALUE         S & P 500
OPERATIONS
Dividend income                                    $    128,870     $      9,431     $    206,166     $    196,518     $    240,900
Mortality and expense and
    administrative charges                              (22,345)          (6,132)         (38,482)         (39,533)        (170,433)
Net realized gain (loss) on investments                 (28,475)          (4,890)          11,047           53,770          109,358
Net change in unrealized appreciation
    (depreciation) of investments                      (238,600)          18,568         (504,979)         266,851       (1,688,612)
                                                   ------------     ------------     ------------     ------------     ------------

Net increase (decrease) in net assets
    resulting from operations                      $   (160,550)    $     16,977     $   (326,248)    $    477,606     $ (1,508,787)
                                                   ============     ============     ============     ============     ============

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                    $   (160,550)    $     16,977     $   (326,248)    $    477,606     $ (1,508,787)
                                                   ------------     ------------     ------------     ------------     ------------

Capital transactions:
  Purchase of Variable Account units                    242,201          293,356          700,004          210,232        3,809,812
  Redemption of Variable Account units                 (320,390)         (86,802)        (276,104)        (373,741)      (3,563,468)
  Redemptions for mortality and expense
      and administrative charges                         22,345            6,132           38,482           39,533          170,433
                                                   ------------     ------------     ------------     ------------     ------------

Net increase (decrease) from capital
        transactions                                    (55,844)         212,686          462,382         (123,976)         416,777
                                                   ------------     ------------     ------------     ------------     ------------

Net increase (decrease) in net assets                  (216,394)         229,663          136,134          353,630       (1,092,010)

Net assets at beginning of year                       1,754,886          334,716        2,818,678        2,847,334       13,261,192
                                                   ------------     ------------     ------------     ------------     ------------

Net assets at end of year                          $  1,538,492     $    564,379     $  2,954,812     $  3,200,964     $ 12,169,182
                                                   ============     ============     ============     ============     ============


                                                                   FORTIS           FORTIS             FORTIS              FORTIS
                                                                 BLUE CHIP          MID CAP           LARGE CAP          SMALL CAP
                                                                   STOCK             STOCK              GROWTH              VALUE
OPERATIONS
Dividend income                                                $   611,063        $    84,456        $   151,916        $    98,533
Mortality and expense and
    administrative charges                                         (97,326)            (8,233)           (51,005)           (11,391)
Net realized gain (loss) on investments                            149,797              6,296             34,371             11,215
Net change in unrealized appreciation
    (depreciation) of investments                                 (938,661)           (49,276)          (911,111)           114,263
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) in net assets
    resulting from operations                                  $  (275,127)       $    33,243        $  (775,829)       $   212,620
                                                               ===========        ===========        ===========        ===========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
    resulting from operations                                  $  (275,127)       $    33,243        $  (775,829)       $   212,620
                                                               -----------        -----------        -----------        -----------

Capital transactions:
  Purchase of Variable Account units                               622,457            385,582            787,398            278,116
  Redemption of Variable Account units                            (622,838)           (72,549)          (382,667)          (122,974)
  Redemptions for mortality and expense
    and administrative charges                                      97,326              8,233             51,005             11,391
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) from capital
      transactions                                                  96,945            321,266            455,736            166,533
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) in net assets                             (178,182)           354,509           (320,093)           379,153

Net assets at beginning of year                                  7,111,530            377,688          3,655,917            673,956
                                                               -----------        -----------        -----------        -----------

Net assets at end of year                                      $ 6,933,348        $   732,197        $ 3,335,824        $ 1,053,109
                                                               ===========        ===========        ===========        ===========


    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                           FORTIS          FORTIS                         FORTIS           FORTIS
                                                           GLOBAL         INVESTORS         FORTIS        CAPITAL         AMERICAN
                                                           EQUITY*         GROWTH*      BLUE CHIP II*   OPPORTUNITIES*     LEADERS*
OPERATIONS
Dividend income                                           $      96       $      25       $      --       $      --       $     105
Mortality and expense and
    administrative charges                                     (123)           (170)           (461)           (180)            (86)
Net realized gain (loss) on investments                          (1)             --            (201)             --               4
Net change in unrealized appreciation
    (depreciation) of investments                              (819)         (4,248)        (15,110)         (2,891)            949
                                                          ---------       ---------       ---------       ---------       ---------

Net increase (decrease) in net assets
    resulting from operations                                  (847)         (4,393)        (15,772)         (3,071)            972
                                                          ---------       ---------       ---------       ---------       ---------

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                           $    (847)      $  (4,393)      $ (15,772)      $  (3,071)      $     972
                                                          ---------       ---------       ---------       ---------       ---------

Capital transactions:
  Purchase of Variable Account units                         43,288          53,020         144,306          67,142          36,265
  Redemption of Variable Account units                          (44)             --          (2,223)             --            (150)
  Redemptions for mortality and expense
      and administrative charges                                123             170             461             180              86
                                                          ---------       ---------       ---------       ---------       ---------

  Net increase (decrease) from capital
        transactions                                         43,367          53,190         142,544          67,322          36,201
                                                          ---------       ---------       ---------       ---------       ---------

Net increase (decrease) in net assets                        42,520          48,797         126,772          64,251          37,173

Net assets at beginning of year                                  --              --              --              --              --
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at end of year                                 $  42,520       $  48,797       $ 126,772       $  64,251       $  37,173
                                                          =========       =========       =========       =========       =========



                                                             ALLIANCE                                 ALLIANCE
                                                               MONEY               ALLIANCE            PREMIER              SAFECO
                                                               MARKET          INTERNATIONAL           GROWTH               GROWTH
OPERATIONS
Dividend income                                            $    137,962        $     11,489        $     50,397        $     21,304
Mortality and expense and
    administrative charges                                      (10,700)               (835)             (4,579)               (908)
Net realized gain (loss) on investments                              --             (22,250)            161,889              (1,453)
Net change in unrealized appreciation
    (depreciation) of investments                                  (150)            (31,159)           (388,796)            (35,292)
                                                           ------------        ------------        ------------        ------------

Net increase (decrease) in net assets
    resulting from operations                                   127,112             (42,755)           (181,089)            (16,349)
                                                           ------------        ------------        ------------        ------------

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                            $    127,112        $    (42,755)       $   (181,089)       $    (16,349)
                                                           ------------        ------------        ------------        ------------

Capital transactions:
  Purchase of Variable Account units                         10,107,078             860,886           1,786,281             145,546
  Redemption of Variable Account units                       (8,993,004)           (634,123)         (1,639,404)            (67,870)
  Redemptions for mortality and expense
      and administrative charges                                 10,700                 835               4,579                 908
                                                           ------------        ------------        ------------        ------------

  Net increase (decrease) from capital
        transactions                                          1,124,774             227,598             151,456              78,584
                                                           ------------        ------------        ------------        ------------

Net increase (decrease) in net assets                         1,251,886             184,843             (29,633)             62,235

Net assets at beginning of year                               1,561,303              93,392           1,020,408             130,888
                                                           ------------        ------------        ------------        ------------
Net assets at end of year                                  $  2,813,189        $    278,235        $    990,775        $    193,123
                                                           ============        ============        ============        ============


 * For the period from May 1, 2000 to December 31, 2000


    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                       FEDERATED U.S.     FEDERATED
                                                                         GOVERNMENT         HIGH                          FEDERATED
                                                            SAFECO       SECURITIES        INCOME         FEDERATED        AMERICAN
                                                            EQUITY         FUND II         FUND II        UTILITY II      LEADERS II
OPERATIONS
Dividend income                                           $   3,746       $   4,970       $   7,723       $   3,602       $      46
Mortality and expense and
    administrative charges                                   (1,854)           (541)           (514)           (386)           (115)
Net realized gain (loss) on investments                       1,823             606          (5,004)           (965)         (2,899)
Net change in unrealized appreciation
    (depreciation) of investments                           (49,662)          9,152         (12,299)        (11,391)          2,415
                                                          ---------       ---------       ---------       ---------       ---------

Net increase (decrease) in net assets
    resulting from operations                             $ (45,947)      $  14,187       $ (10,094)      $  (9,140)      $    (553)
                                                          =========       =========       =========       =========       =========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                           $ (45,947)      $  14,187       $ (10,094)      $  (9,140)      $    (553)
                                                          ---------       ---------       ---------       ---------       ---------

Capital transactions:
  Purchase of Variable Account units                        652,392         202,938         115,532          66,000         470,398
  Redemption of Variable Account units                     (534,782)        (50,848)        (85,835)        (10,560)       (327,634)
  Redemptions for mortality and expense
      and administrative charges                              1,854             541             514             386             115
                                                          ---------       ---------       ---------       ---------       ---------

    Net increase (decrease) from capital
        transactions                                        119,464         152,631          30,211          55,826         142,879
                                                          ---------       ---------       ---------       ---------       ---------

Net increase (decrease) in net assets                        73,517         166,818          20,117          46,686         142,326

Net assets at beginning of year                             415,361          94,823         114,317          57,856           5,467
                                                          ---------       ---------       ---------       ---------       ---------

Net assets at end of year                                 $ 488,878       $ 261,641       $ 134,434       $ 104,542       $ 147,793
                                                          =========       =========       =========       =========       =========



                                                                 LEXINGTON         LEXINGTON               MFS               MFS
                                                                  NATURAL           EMERGING            EMERGING             HIGH
                                                                 RESOURCES           MARKETS             GROWTH             INCOME
OPERATIONS
Dividend income                                                  $       9          $      --          $  22,656          $  16,450
Mortality and expense and
    administrative charges                                            (171)               (73)            (1,810)              (854)
Net realized gain (loss) on investments                              3,337              3,468             88,156             (1,426)
Net change in unrealized appreciation
    (depreciation) of investments                                    1,720            (12,397)          (210,355)           (27,461)
                                                                 ---------          ---------          ---------          ---------

Net increase (decrease) in net assets
    resulting from operations                                    $   4,895          $  (9,002)         $(101,353)         $ (13,291)
                                                                 =========          =========          =========          =========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                                  $   4,895          $  (9,002)         $(101,353)         $ (13,291)
                                                                 ---------          ---------          ---------          ---------

Capital transactions:
  Purchase of Variable Account units                               376,532             28,586            556,996             20,321
  Redemption of Variable Account units                            (370,694)           (15,053)          (521,150)           (16,205)
  Redemptions for mortality and expense
      and administrative charges                                       171                 73              1,810                854
                                                                 ---------          ---------          ---------          ---------

    Net increase (decrease) from capital
        transactions                                                 6,009             13,606             37,656              4,970
                                                                 ---------          ---------          ---------          ---------

Net increase (decrease) in net assets                               10,904              4,604            (63,697)            (8,321)

Net assets at beginning of year                                      8,196             12,917            423,182            187,100
                                                                 ---------          ---------          ---------          ---------

Net assets at end of year                                        $  19,100          $  17,521          $ 359,485          $ 178,779
                                                                 =========          =========          =========          =========



    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------



                                                         MFS         MONTGOMERY                                        STRONG
                                                        WORLD         EMERGING       MONTGOMERY        STRONG      INTERNATIONAL
                                                      GOVERNMENT       MARKETS         GROWTH        DISCOVERY II        II
OPERATIONS
Dividend income                                       $   2,091       $      --       $  15,721       $      --       $      --
Mortality and expense and
    administrative charges                                 (207)           (198)         (1,082)           (331)           (472)
Net realized gain (loss) on investments                    (483)          2,996           5,395          (3,180)         26,326
Net change in unrealized appreciation
    (depreciation) of investments                         1,540         (15,206)        (37,989)         (4,777)        (67,259)
                                                      ---------       ---------       ---------       ---------       ---------

Net increase (decrease) in net assets
    resulting from operations                         $   2,941       $ (12,408)      $ (17,955)      $  (8,288)      $ (41,405)
                                                      =========       =========       =========       =========       =========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                       $   2,941       $ (12,408)      $ (17,955)      $  (8,288)      $ (41,405)
                                                      ---------       ---------       ---------       ---------       ---------

Capital transactions:
  Purchase of Variable Account units                     63,951         279,497         479,519         202,327         465,376
  Redemption of Variable Account units                  (24,042)       (251,170)       (400,938)       (128,277)       (493,323)
  Redemptions for mortality and expense
      and administrative charges                            207             198           1,082             331             472
                                                      ---------       ---------       ---------       ---------       ---------

    Net increase (decrease) from capital
        transactions                                     40,116          28,525          79,663          74,381         (27,475)
                                                      ---------       ---------       ---------       ---------       ---------

Net increase (decrease) in net assets                    43,057          16,117          61,708          66,093         (68,880)

Net assets at beginning of year                          24,392          57,200         157,171          11,191         165,408
                                                      ---------       ---------       ---------       ---------       ---------

Net assets at end of year                             $  67,449       $  73,317       $ 218,879       $  77,284       $  96,528
                                                      =========       =========       =========       =========       =========


                                                             AMERICAN         AMERICAN
                                                             CENTURY           CENTURY            VAN ECK             VAN ECK
                                                                VP            VP CAPITAL          WORLDWIDE             HARD
                                                             BALANCED        APPRECIATION         BOND FUND            ASSETS
OPERATIONS
Dividend income                                             $   4,709          $     503          $   1,223          $       8
Mortality and expense and
    administrative charges                                       (559)              (560)              (122)               (64)
Net realized gain (loss) on investments                        (1,075)               243               (723)               158
Net change in unrealized appreciation
    (depreciation) of investments                              (5,985)           (27,508)               (70)             1,204
                                                            ---------          ---------          ---------          ---------

Net increase (decrease) in net assets
    resulting from operations                               $  (2,910)         $ (27,322)         $     308          $   1,306
                                                            =========          =========          =========          =========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                             $  (2,910)         $ (27,322)         $     308          $   1,306
                                                            ---------          ---------          ---------          ---------

Capital transactions:
  Purchase of Variable Account units                          169,282            551,908             11,766             75,204
  Redemption of Variable Account units                       (137,758)          (400,525)           (14,203)           (51,181)
  Redemptions for mortality and expense
      and administrative charges                                  559                560                122                 64
                                                            ---------          ---------          ---------          ---------

    Net increase (decrease) from capital
        transactions                                           32,083            151,943             (2,315)            24,087
                                                            ---------          ---------          ---------          ---------

Net increase (decrease) in net assets                          29,173            124,621             (2,007)            25,393

Net assets at beginning of year                                87,180             38,649             26,146                687
                                                            ---------          ---------          ---------          ---------

Net assets at end of year                                   $ 116,353          $ 163,270          $  24,139          $  26,080
                                                            =========          =========          =========          =========



    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                             NEUBERGER &
                                                             BERMAN AMT              NEUBERGER &
                                                               LIMITED                 BERMAN                  INVESCO
                                                              MATURITY                  AMT                    HEALTH &
                                                                BOND                  PARTNERS                 SCIENCES
OPERATIONS
Dividend income                                             $      2,509            $      7,644            $        381
Mortality and expense and
    administrative charges                                          (174)                   (329)                 (1,308)
Net realized gain (loss) on investments                              (29)                 (2,922)                 29,949
Net change in unrealized appreciation
    (depreciation) of investments                                    138                  (2,784)                 31,172
                                                            ------------            ------------            ------------

Net increase (decrease) in net assets
    resulting from operations                               $      2,444            $      1,609            $     60,194
                                                            ============            ============            ============

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                             $      2,444            $      1,609            $     60,194
                                                            ------------            ------------            ------------

Capital transactions:
  Purchase of Variable Account units                               4,344                  91,638                 701,391
  Redemption of Variable Account units                              (438)                (26,722)               (376,522)
  Redemptions for mortality and expense
      and administrative charges                                     174                     329                   1,308
                                                            ------------            ------------            ------------

Net increase (decrease) from capital
        transactions                                               4,080                  65,245                 326,177
                                                            ------------            ------------            ------------

Net increase (decrease) in net assets                              6,524                  66,854                 386,371

Net assets at beginning of year                                   37,430                  45,332                  95,782
                                                            ------------            ------------            ------------

Net assets at end of year                                   $     43,954            $    112,186            $    482,153
                                                            ============            ============            ============



                                                               INVESCO                                        COMBINED
                                                             INDUSTRIAL               INVESCO                 VARIABLE
                                                               INCOME                TECHNOLOGY                ACCOUNT
OPERATIONS
Dividend income                                             $      4,842            $      3,152            $  6,214,012
Mortality and expense and
    administrative charges                                          (183)                 (7,582)               (877,896)
Net realized gain (loss) on investments                              321                 299,282               1,166,463
Net change in unrealized appreciation
    (depreciation) of investments                                 (3,809)               (854,973)            (10,610,824)
                                                            ------------            ------------            ------------

Net increase (decrease) in net assets
    resulting from operations                               $      1,171            $   (560,121)           $ (4,108,245)
                                                            ============            ============            ============

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                             $      1,171            $   (560,121)           $ (4,108,245)
                                                            ------------            ------------            ------------

Capital transactions:
  Purchase of Variable Account units                              78,942               3,004,238              35,041,130
  Redemption of Variable Account units                            (4,034)             (2,338,175)            (28,461,963)
  Redemptions for mortality and expense
      and administrative charges                                     183                   7,582                 877,896
                                                            ------------            ------------            ------------

Net increase (decrease) from capital
        transactions                                              75,091                 673,645               7,457,063
                                                            ------------            ------------            ------------

Net increase (decrease) in net assets                             76,262                 113,524               2,699,283

Net assets at beginning of year                                   14,192               1,161,744              67,173,104
                                                            ------------            ------------            ------------

Net assets at end of year                                   $     90,454            $  1,275,268            $ 70,521,922
                                                            ============            ============            ============


    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                                                      FORTIS
                                                       FORTIS           U.S.            FORTIS           FORTIS            FORTIS
                                                       GROWTH        GOVERNMENT         MONEY             ASSET         DIVERSIFIED
                                                        STOCK        SECURITIES         MARKET          ALLOCATION         INCOME
OPERATIONS
Dividend income                                     $   658,079      $    82,851      $    39,992      $   323,597      $   104,687
Mortality and expense and
    administrative charges                              (29,299)         (19,603)         (13,524)         (44,393)         (20,159)
Net realized gain (loss) on
    investments                                          13,433          (25,956)           5,910           28,625          (14,291)
Net change in unrealized appreciation
    (depreciation) of investments                       444,882          (90,279)           3,239          212,643         (129,005)
                                                    -----------      -----------      -----------      -----------      -----------

Net increase (decrease) in net assets
    resulting from operations                       $ 1,087,095      $   (52,987)     $    35,617      $   520,472      $   (58,768)
                                                    ===========      ===========      ===========      ===========      ===========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                     $ 1,087,095      $   (52,987)     $    35,617      $   520,472      $   (58,768)
                                                    -----------      -----------      -----------      -----------      -----------

Capital transactions:
  Purchase of Variable Account units                    307,442          660,993        2,490,170          586,166          524,444
  Redemption of Variable Account units                 (155,362)        (658,565)      (1,762,016)        (504,841)        (205,727)
  Redemptions for mortality and expense
            and administrative charges                   29,299           19,603           13,524           44,393           20,159
                                                    -----------      -----------      -----------      -----------      -----------

Net increase (decrease) from capital
    transactions                                        181,379           22,031          741,678          125,718          338,876
                                                    -----------      -----------      -----------      -----------      -----------

Net increase (decrease) in net assets                 1,268,474          (30,956)         777,295          646,190          280,108

Net assets at beginning of year                       1,838,724        1,311,582          488,232        2,884,296        1,231,033
                                                    -----------      -----------      -----------      -----------      -----------

Net assets at end of year                           $ 3,107,198      $ 1,280,626      $ 1,265,527      $ 3,530,486      $ 1,511,141
                                                    ===========      ===========      ===========      ===========      ===========




                                                                  FORTIS             FORTIS             FORTIS
                                                                  GLOBAL           AGGRESSIVE           GROWTH &          FORTIS
                                                                  GROWTH             GROWTH              INCOME          HIGH YIELD
OPERATIONS
Dividend income                                                $    45,785        $    72,968        $   585,903        $   174,945
Mortality and expense and
    administrative charges                                         (24,549)           (27,945)          (116,367)           (25,525)
Net realized gain (loss) on
    investments                                                     38,023            169,219             28,994            (42,739)
Net change in unrealized appreciation
    (depreciation) of investments                                  844,924          1,623,099            202,027           (188,482)
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) in net assets
    resulting from operations                                  $   904,183        $ 1,837,341        $   700,557        $   (81,801)
                                                               ===========        ===========        ===========        ===========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                                $   904,183        $ 1,837,341        $   700,557        $   (81,801)
                                                               -----------        -----------        -----------        -----------

Capital transactions:
  Purchase of Variable Account units                               261,610            557,863          2,374,294            588,725
  Redemption of Variable Account units                            (240,845)          (519,910)          (672,957)          (399,710)
  Redemptions for mortality and expense
            and administrative charges                              24,549             27,945            116,367             25,525
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) from capital
    transactions                                                    45,314             65,898          1,817,704            214,540
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) in net assets                              949,497          1,903,239          2,518,261            132,739

Net assets at beginning of year                                  1,614,639          1,674,406          7,100,933          1,700,801
                                                               -----------        -----------        -----------        -----------

Net assets at end of year                                      $ 2,564,136        $ 3,577,645        $ 9,619,194        $ 1,833,540
                                                               ===========        ===========        ===========        ===========



    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                                     FORTIS
                                                  INTERNATIONAL        FORTIS
                                                     STOCK II       MULTISECTOR
                                                    (FORMERLY           BOND             FORTIS
                                                   GLOBAL ASSET      (FORMERLY       INTERNATIONAL        FORTIS           FORTIS
                                                    ALLOCATION)     GLOBAL BOND)          STOCK            VALUE          S & P 500
OPERATIONS
Dividend income                                    $    127,198     $     12,338     $      3,408     $      1,985     $      1,790
Mortality and expense and
    administrative charges                              (22,683)          (3,576)         (32,871)         (36,317)        (136,951)
Net realized gain (loss) on
    investments                                          (2,653)          (2,763)          23,460           14,225          136,910
Net change in unrealized appreciation
    (depreciation) of investments                      (147,788)         (29,538)         502,514          199,082        2,114,919
                                                   ------------     ------------     ------------     ------------     ------------

Net increase (decrease) in net assets
    resulting from operations                      $    (45,926)    $    (23,539)    $    496,511     $    178,975     $  2,116,668
                                                   ============     ============     ============     ============     ============

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                    $    (45,926)    $    (23,539)    $    496,511     $    178,975     $  2,116,668
                                                   ------------     ------------     ------------     ------------     ------------

Capital transactions:
  Purchase of Variable Account units                    395,040          226,336          614,784          434,572        5,836,816
  Redemption of Variable Account units                 (122,632)         (69,761)        (353,974)        (178,436)      (2,028,636)
  Redemptions for mortality and expense
      and administrative charges                         22,683            3,576           32,871           36,317          136,951
                                                   ------------     ------------     ------------     ------------     ------------

Net increase (decrease) from capital
    transactions                                        295,091          160,151          293,681          292,453        3,945,131
                                                   ------------     ------------     ------------     ------------     ------------

Net increase (decrease) in net assets                   249,165          136,612          790,192          471,428        6,061,799

Net assets at beginning of year                       1,505,721          198,104        2,028,486        2,375,906        7,199,393
                                                   ------------     ------------     ------------     ------------     ------------

Net assets at end of year                          $  1,754,886     $    334,716     $  2,818,678     $  2,847,334     $ 13,261,192
                                                   ============     ============     ============     ============     ============




                                                                   FORTIS            FORTIS             FORTIS            FORTIS
                                                                 BLUE CHIP           MID CAP           LARGE CAP          SMALL CAP
                                                                   STOCK              STOCK             GROWTH             VALUE
OPERATIONS
Dividend income                                                $   101,380        $       379        $    59,457        $    28,436
Mortality and expense and
    administrative charges                                         (82,191)            (3,267)           (31,800)            (5,921)
Net realized gain (loss) on
    investments                                                     68,448              1,578             13,066              4,028
Net change in unrealized appreciation
    (depreciation) of investments                                  928,761             35,684            455,213             18,445
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) in net assets
    resulting from operations                                  $ 1,016,398        $    34,374        $   495,936        $    44,988
                                                               ===========        ===========        ===========        ===========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                                $ 1,016,398        $    34,374        $   495,936        $    44,988
                                                               -----------        -----------        -----------        -----------

Capital transactions:
  Purchase of Variable Account units                             1,511,018            232,277          2,232,655            471,590
  Redemption of Variable Account units                            (426,748)           (19,587)          (167,849)           (71,697)
  Redemptions for mortality and expense
      and administrative charges                                    82,191              3,267             31,800              5,921
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) from capital
    transactions                                                 1,166,461            215,957          2,096,606            405,814
                                                               -----------        -----------        -----------        -----------

Net increase (decrease) in net assets                            2,182,859            250,331          2,592,542            450,802

Net assets at beginning of year                                  4,928,671            127,357          1,063,375            223,154
                                                               -----------        -----------        -----------        -----------

Net assets at end of year                                      $ 7,111,530        $   377,688        $ 3,655,917        $   673,956
                                                               ===========        ===========        ===========        ===========




    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------




                                                      ALLIANCE                         ALLIANCE
                                                        MONEY          ALLIANCE         PREMIER           SAFECO            SAFECO
                                                        MARKET      INTERNATIONAL        GROWTH           GROWTH            EQUITY
OPERATIONS
Dividend income                                     $    58,009      $     2,723      $    13,451      $        --      $    22,050
Mortality and expense and
    administrative charges                               (5,560)            (343)          (4,234)            (569)          (1,939)
Net realized gain (loss) on
    investments                                              --            1,284           99,303          (25,951)          19,907
Net change in unrealized appreciation
    (depreciation) of investments                          (676)          23,336          162,829           33,928           (6,658)
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                       $    51,773      $    27,000      $   271,349      $     7,408      $    33,360
                                                    ===========      ===========      ===========      ===========      ===========
CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                     $    51,773      $    27,000      $   271,349      $     7,408      $    33,360
                                                    -----------      -----------      -----------      -----------      -----------
Capital transactions:
 Purchase of Variable Account units                   6,412,996            5,992          408,237           45,558          167,186
 Redemption of Variable Account units                (5,565,770)         (18,859)        (421,830)        (139,622)        (158,118)
 Redemptions for mortality and expense
    and administrative charges                            5,560              343            4,234              569            1,939
                                                    -----------      -----------      -----------      -----------      -----------

Net increase (decrease) from capital
    transactions                                        852,786          (12,524)          (9,359)         (93,495)          11,007
                                                    ===========      ===========      ===========      ===========      ===========

Net increase (decrease) in net assets                   904,559           14,476          261,990          (86,087)          44,367

Net assets at beginning of year                         656,744           78,916          758,418          216,975          370,994
                                                    -----------      -----------      -----------      -----------      -----------

Net assets at end of year                           $ 1,561,303      $    93,392      $ 1,020,408      $   130,888      $   415,361
                                                    ===========      ===========      ===========      ===========      ===========


                                                      FEDERATED
                                                        U.S.          FEDERATED
                                                     GOVERNMENT          HIGH                            FEDERATED       LEXINGTON
                                                     SECURITIES         INCOME        FEDERATED          AMERICAN         NATIONAL
                                                       FUND II          FUND II       UTILITY II        LEADERS II       RESOURCES
OPERATIONS
Dividend income                                     $     2,176      $     6,873      $     2,915      $     6,668      $        35
Mortality and expense and
    administrative charges                                 (317)          (1,017)            (194)            (461)             (14)
Net realized gain (loss) on
    investments                                             (32)          24,461                9           (6,933)              (3)
Net change in unrealized appreciation
    (depreciation) of investments                        (2,168)         (25,787)          (1,924)          (6,442)             (59)
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                       $      (341)     $     4,530      $       806      $    (7,168)     $       (41)
                                                    ===========      ===========      ===========      ===========      ===========
CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                     $      (341)     $     4,530      $       806      $    (7,168)     $       (41)
                                                    -----------      -----------      -----------      -----------      -----------
Capital transactions:
 Purchase of Variable Account units                      52,909          519,444           21,943        1,984,362            8,606
 Redemption of Variable Account units                    (4,432)        (871,714)          (5,372)      (2,036,247)            (383)
 Redemptions for mortality and expense
    and administrative charges                              317            1,017              194              461               14
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) from capital
    transactions                                         48,794         (351,253)          16,765          (51,424)           8,237
                                                    ===========      ===========      ===========      ===========      ===========

Net increase (decrease) in net assets                    48,453         (346,723)          17,571          (58,592)           8,196

Net assets at beginning of year                          46,370          461,040           40,285           64,059               --
                                                    -----------      -----------      -----------      -----------      -----------

Net assets at end of year                           $    94,823      $   114,317      $    57,856      $     5,467      $     8,196
                                                    ===========      ===========      ===========      ===========      ===========



    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------



                                                         LEXINGTON           MFS             MFS             MFS          MONTGOMERY
                                                          EMERGING         EMERGING          HIGH           WORLD          EMERGING
                                                           MARKETS          GROWTH          INCOME        GOVERNMENT        MARKETS
OPERATIONS
Dividend income                                           $      40       $      --       $  35,219       $      --       $       5
Mortality and expense and
    administrative charges                                      (34)           (811)         (1,378)            (31)           (133)
Net realized gain (loss) on
    investments                                                  70          13,660          10,246               5           1,695
Net change in unrealized appreciation
    (depreciation) of investments                             7,192         136,499         (21,397)            (40)         15,373
                                                          ---------       ---------       ---------       ---------       ---------

Net increase (decrease) in net assets
    resulting from operations                             $   7,268       $ 149,348       $  22,690       $     (66)      $  16,940
                                                          =========       =========       =========       =========       =========

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                           $   7,268       $ 149,348       $  22,690       $     (66)      $  16,940
                                                          ---------       ---------       ---------       ---------       ---------

Capital transactions:
  Purchase of Variable Account units                             --         211,509         429,977          25,477          51,098
  Redemption of Variable Account units                         (247)        (66,446)       (799,852)         (1,050)        (26,932)
  Redemptions for mortality and expense
      and administrative charges                                 34             811           1,378              31             133
                                                          ---------       ---------       ---------       ---------       ---------

Net increase (decrease) from capital
    transactions                                               (213)        145,874        (368,497)         24,458          24,299
                                                          ---------       ---------       ---------       ---------       ---------

Net increase (decrease) in net assets                         7,055         295,222        (345,807)         24,392          41,239

Net assets at beginning of year                               5,862         127,960         532,907              --          15,961
                                                          ---------       ---------       ---------       ---------       ---------

Net assets at end of year                                 $  12,917       $ 423,182       $ 187,100       $  24,392       $  57,200
                                                          =========       =========       =========       =========       =========


                                                                                                           AMERICAN       AMERICAN
                                                                                           STRONG          CENTURY        CENTURY
                                                          MONTGOMERY       STRONG      INTERNATIONAL         VP          VP CAPITAL
                                                           GROWTH       DISCOVERY II         II            BALANCED     APPRECIATION
OPERATIONS
Dividend income                                           $   2,144       $   2,814       $     228       $   3,799       $      --
Mortality and expense and
    administrative charges                                     (785)            (72)           (306)           (176)            (45)
Net realized gain (loss) on
    investments                                               3,423          (1,603)         11,259            (316)             64
Net change in unrealized appreciation
    (depreciation) of investments                            16,500          (1,073)         42,311             894           8,758
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
    resulting from operations                             $  21,282       $      66       $  53,492       $   4,201       $   8,777
                                                          =========       =========       =========       =========       =========
CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                           $  21,282       $      66       $  53,492       $   4,201       $   8,777
                                                          ---------       ---------       ---------       ---------       ---------
Capital transactions:
  Purchase of Variable Account units                        140,335           6,293         293,472          61,723          23,499
  Redemption of Variable Account units                     (107,677)        (16,951)       (246,379)         (4,012)           (237)
  Redemptions for mortality and expense
      and administrative charges                                785              72             306             176              45
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) from capital
    transactions                                             33,443         (10,586)         47,399          57,887          23,307
                                                          ---------       ---------       ---------       ---------       ---------

Net increase (decrease) in net assets                        54,725         (10,520)        100,891          62,088          32,084

Net assets at beginning of year                             102,446          21,711          64,517          25,092           6,565
                                                          ---------       ---------       ---------       ---------       ---------

Net assets at end of year                                 $ 157,171       $  11,191       $ 165,408       $  87,180       $  38,649
                                                          =========       =========       =========       =========       =========


    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                                                                                    NEUBERGER &
                                                                                                    BERMAN AMT         NEUBERGER &
                                                              VAN ECK             VAN ECK             LIMITED            BERMAN
                                                             WORLDWIDE              HARD              MATURITY             AMT
                                                             BOND FUND             ASSETS               BOND             PARTNERS
OPERATIONS
Dividend income                                            $         14        $         --        $      3,202        $      1,695
Mortality and expense and
    administrative charges                                          (43)                 --                (253)               (262)
Net realized gain (loss) on
    investments                                                     (50)                  1                (779)                356
Net change in unrealized appreciation
    (depreciation) of investments                                  (373)                 46              (1,575)                532
                                                           ------------        ------------        ------------        ------------

Net increase (decrease) in net assets
    resulting from operations                              $       (452)       $         47        $        595        $      2,321
                                                           ============        ============        ============        ============

CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                            $       (452)       $         47        $        595        $      2,321
                                                           ------------        ------------        ------------        ------------

Capital transactions:
  Purchase of Variable Account units                             28,940                 650                  --              64,440
  Redemption of Variable Account units                           (2,635)                (10)            (20,879)            (73,521)
  Redemptions for mortality and expense
   and administrative charges                                        43                  --                 253                 262
                                                           ------------        ------------        ------------        ------------

Net increase (decrease) from capital
   transactions                                                  26,348                 640             (20,626)             (8,819)
                                                           ------------        ------------        ------------        ------------

Net increase (decrease) in net assets                            25,896                 687             (20,031)             (6,498)

Net assets at beginning of year                                     250                  --              57,461              51,830
                                                           ------------        ------------        ------------        ------------

Net assets at end of year                                  $     26,146        $        687        $     37,430        $     45,332
                                                           ============        ============        ============        ============




                                                              INVESCO              INVESCO                               COMBINED
                                                              HEALTH &           INDUSTRIAL          INVESCO             VARIABLE
                                                              SCIENCES             INCOME           TECHNOLOGY            ACCOUNT
OPERATIONS
Dividend income                                            $         73        $        314        $         --        $  2,589,625
Mortality and expense and
    administrative charges                                         (521)               (123)             (1,338)           (697,900)
Net realized gain (loss) on
    investments                                                  14,076               1,746              66,122             689,537
Net change in unrealized appreciation
    (depreciation) of investments                                (5,677)                670             375,843           7,751,202
                                                           ------------        ------------        ------------        ------------
Net increase (decrease) in net assets
    resulting from operations                              $      7,951        $      2,607        $    440,627        $ 10,332,464
                                                           ============        ============        ============        ============
CHANGES IN NET ASSETS
Operations:
  Net increase (decrease) in net assets
      resulting from operations                            $      7,951        $      2,607        $    440,627        $ 10,332,464
                                                           ------------        ------------        ------------        ------------
Capital transactions:
  Purchase of Variable Account units                            107,819              12,383             904,844          32,296,487
  Redemption of Variable Account units                         (145,592)            (24,373)           (216,389)        (19,534,782)
  Redemptions for mortality and expense
   and administrative charges                                       521                 123               1,338             697,900
                                                           ------------        ------------        ------------        ------------
Net increase (decrease) from capital
   transactions                                                 (37,252)            (11,867)            689,793          13,459,605
                                                           ------------        ------------        ------------        ------------

Net increase (decrease) in net assets                           (29,301)             (9,260)          1,130,420          23,792,069

Net assets at beginning of year                                 125,083              23,452              31,324          43,381,035
                                                           ------------        ------------        ------------        ------------

Net assets at end of year                                  $     95,782        $     14,192        $  1,161,744        $ 67,173,104
                                                           ============        ============        ============        ============



    The accompanying notes are an integral part of the financial statements.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

1.     GENERAL

       FIRST FORTIS LIFE INSURANCE COMPANY
       Variable Account A (the "Account") was established as a segregated asset account of First Fortis Life Insurance Company ("First Fortis") on October 1, 1993 under New York law and became operational July 1, 1996. The Account is registered under the Investment Company Act of 1940 as a unit investment trust. The variable annuity contracts are sold under the names of Opportunity Variable Annuity, Masters Variable Annuity and TD Waterhouse Variable Annuity.


2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The assets of the Account are segregated from First Fortis' other assets. The following is a summary of significant accounting policies consistently followed by the Account in the preparation of its financial statements.

       INVESTMENT TRANSACTIONS
       All assets of each Subaccount of the Account are invested in shares of the corresponding portfolios of Fortis Series Fund, Inc.; Alliance Variable Product; SAFECO Resource Series; Federated Insurance Series; Lexington Funds, Inc.; MFS Variable Insurance Trust; Montgomery Variable Funds; Strong Variable Annuity Funds; American Century Investments; Van Eck Worldwide Insurance Trust; Neuberger & Berman, Inc.; and INVESCO, Inc. (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share.

       Purchases and sales of shares of the Funds are recorded on the trade date. The cost of investments sold and redeemed is determined on the average cost method.

       Dividend income from the Funds are recorded on the ex-dividend date. All distributions from the Funds are reinvested upon receipt.

       USE OF ESTIMATES
       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of net assets at the date of the financial statements and the reported results of operations and changes in net assets during the reporting period. Actual results could differ from these estimates.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

3.     INVESTMENTS

       There are 50 subaccounts within the Account (only 45 of which were active in 1999).

       The number of shares and aggregate cost of purchases, including reinvested dividends and realized capital gains, and aggregate cost of investments sold or redeemed for active subaccounts were as follows:



                                                                               YEAR ENDED DECEMBER 31, 2000
                                                         -----------------------------------------------------------------------
                                                                    SHARES
                                                         --------------------------              COST OF          COST OF SALES/
                                                         PURCHASED              SOLD            PURCHASES           REDEMPTION
       Fortis Series Fund, Inc.:
        Growth Stock                                        27,443               6,151         $ 1,354,788         $   236,304
        U.S. Government Securities                          68,246              24,711             699,271             262,415
        Money Market                                       109,958             120,724           1,243,525           1,353,299
        Asset Allocation                                    43,850              13,515             916,576             267,547
        Diversified Income                                  25,383              29,728             273,096             352,305
        Global Growth                                       28,443               6,493             911,409             149,248
        Aggressive Growth                                   62,529              11,736           2,175,498             249,359
        Growth & Income                                    100,568              53,320           2,042,150           1,053,988
        High Yield                                          40,758              53,437             345,567             556,446
        International Stock II                              22,706              25,039             371,071             348,866
        Multisector Bond                                    29,695               8,540             302,787              91,692
        International Stock                                 63,306              17,602             906,170             265,057
        Value                                               25,168              22,921             406,750             319,972
        S & P 500                                          183,191             164,442           4,050,712           3,454,110
        Blue Chip Stock                                     57,016              28,036           1,233,520             473,041
        Mid Cap Stock                                       42,213               6,556             470,037              66,253
        Large Cap Growth                                    65,619              27,258             939,314             348,296
        Small Cap Value                                     34,856              11,191             376,649             111,760
        Global Equity                                        4,444                   5              43,383                  44
        Investors Growth                                     5,218                  --              53,045                  --
        Blue Chip II                                        14,127                 234             144,306               2,424
        Capital Opportunities                                6,858                  --              67,142                  --
        American Leaders                                     3,454                  14              36,370                 146
       Alliance Variable Product:
        Money Market                                    10,106,867           8,993,004          10,245,040           8,993,004
        International                                       49,016              36,512             872,375             656,373
        Premier Growth                                      47,429              43,008           1,836,678           1,477,515
       SAFECO Resource Series:
        Growth                                               6,260               2,945             166,850              69,323
        Equity                                              22,434              18,156             656,137             532,959
       Federated Insurance Series:
        U.S. Government Securities Fund II                  18,805               4,724             207,908              50,242
        High Income Fund II                                 13,072               9,188             123,255              90,839
        Utility II                                           4,943                 829              69,603              11,524
       American Leaders II                                  23,277              16,347             470,443             330,533

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                                        YEAR ENDED DECEMBER 31, 2000
                                                      --------------------------------------------------------------------
                                                                SHARES
                                                      -----------------------             COST OF           COST OF SALES/
                                                      PURCHASED         SOLD             PURCHASES           REDEMPTION
       Lexington Funds, Inc.:
         Natural Resources                                28,612         27,973           $  376,541           $  367,357
         Emerging Markets                                  2,677          1,389               28,586               11,585
       MFS Variable Insurance Trust:
         Emerging Growth                                  15,336         14,675              579,653              432,994
         High Income                                       1,850          1,523               36,770               17,631
         World Government                                  6,559          2,472               66,041               24,525
       Montgomery Variable Funds:
         Emerging Markets                                 29,820         25,639              279,497              248,175
         Growth                                           26,778         22,206              495,240              395,543
       Strong Variable Annuity Funds:
         Discovery II                                     15,889         10,367              202,327              131,457
         International II                                 32,957         33,311              465,376              466,998
       American Century Investments:
         VP Balanced                                      22,593         18,416              173,991              138,833
         VP Capital Appreciation                          32,266         24,551              552,411              400,282
       Van Eck Worldwide Ins. Trust:
         Worldwide Bond Fund                               1,173          1,412               12,990               14,925
         Hard Assets                                       6,586          4,489               75,212               51,022
       Neuberger & Berman, Inc.:
         AMT Limited Maturity Bond                           337             34                6,853                  467
         AMT Partners                                      5,776          1,659               99,282               29,644
       INVESCO, Inc.:
         Health & Sciences                                36,795         19,713              701,772              346,574
         Industrial Income                                 3,632            187               83,784                3,713
         Technology                                       71,044         57,502            3,007,390            2,038,893



                                                                             YEAR ENDED DECEMBER 31, 1999
                                                      --------------------------------------------------------------------
                                                               SHARES
                                                      ------------------------             COST OF          COST OF SALES/
                                                       PURCHASED         SOLD             PURCHASES           REDEMPTION
       Fortis Series Fund, Inc.:
        Growth Stock                                     28,004          3,918           $  965,521           $  141,929
        U.S. Government Securities                       69,724         63,276              743,844              684,521
        Money Market                                    226,209        157,361            2,530,162            1,756,106
        Asset Allocation                                 42,609         24,377              909,763              476,216
        Diversified Income                               53,490         18,277              629,131              220,018
        Global Growth                                    12,145          9,843              307,395              202,823
        Aggressive Growth                                30,073         24,181              630,831              350,691
        Growth & Income                                 136,745         32,839            2,960,197              643,964
        High Yield                                       71,363         26,439              763,670              442,449
        International Stock II                           37,001          8,894              522,238              125,285
        Multisector Bond                                 21,872          6,395              238,674               72,524
        International Stock                              39,676         22,576              618,192              330,514
        Value                                            28,597         11,953              436,557              164,211
        S & P 500                                       303,284        100,341            5,838,606            1,891,726

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                                                      YEAR ENDED DECEMBER 31, 1999
                                                               --------------------------------------------------------------------
                                                                           SHARES
                                                               --------------------------            COST OF         COST OF SALES/
                                                               PURCHASED             SOLD           PURCHASES          REDEMPTION
      Fortis Series Fund, Inc. (continued)
        Blue Chip Stock                                          80,702             21,822         $1,612,398         $  358,300
        Mid Cap Stock                                            23,758              1,988            232,656             18,009
        Large Cap Growth                                        167,564             12,988          2,292,112            154,783
        Small Cap Value                                          49,317             10,708            500,026             67,668
      Alliance Variable Product:
        Money Market                                          6,413,592          4,183,954          6,471,005          5,565,770
        International                                               358              1,122              8,715             17,575
        Premier Growth                                           11,968             11,607            421,688            322,527
      SAFECO Resource Series:
        Growth                                                    2,275              2,064             45,558            165,573
        Equity                                                    5,117              4,141            189,236            138,211
      Federated Insurance Series:
        U.S. Government Securities Fund II                        5,034                419             55,085              4,463
        High Income Fund II                                      50,218             81,924            526,317            847,253
        Utility II                                                1,554                375             24,858              5,363
        American Leaders II                                      92,256             39,195          1,991,030          2,043,179
      Lexington Funds, Inc.:
        Natural Resources                                           683                 31              8,641                386
        Emerging Markets                                             --                 34                 40                179
      MFS Variable Insurance Trust:
        Emerging Growth                                           8,046              2,853            211,509             52,786
        High Income                                              35,963             67,645            465,196            789,606
        World Government                                          2,536                104             25,477              1,045
      Montgomery Variable Funds:
        Emerging Markets                                          5,974              3,130             51,103             25,237
        Growth                                                    8,030              6,262            142,479            104,254
      Strong Variable Annuity Funds:
        Discovery II                                                662              1,684              9,107             18,554
        International II                                         28,808             26,063            293,700            235,120
      American Century Investments:
        VP Balanced                                               8,208                557             65,522              4,328
        VP Capital Appreciation                                   1,900                 23             23,499                173
      Van Eck Worldwide Insurance Trust:
        Worldwide Bond Fund                                       2,668                243             28,954              2,685
        Hard Assets                                                  64                  1                650                  9
      Neuberger & Berman, Inc.:
        AMT Limited Maturity Bond                                    --                577              3,202             21,658
        AMT Partners                                              3,302                290             66,135             73,164
      INVESCO, Inc.:
        Health & Sciences                                         7,513              9,720            107,892            131,516
        Industrial Income                                           611              1,211             12,697             22,627
        Technology                                               35,548              6,444            904,850            150,267

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


4.     ACCOUNT CHARGES

       ADMINISTRATION CHARGE
       A $30 annual contract administrative charge is deducted each contract year from the value of each Opportunity Variable Annuity on each anniversary of the contract date and upon surrender of the contract. This charge will be waived during the accumulation period if the contract value at the end of the contract year (or upon total surrender) is $25,000 or more.

       In addition, First Fortis assesses each subaccount of the Opportunity Variable Annuity and Masters Variable Annuity a daily charge for administrative expense at annual rate of 0.10% of the net assets.

       MORTALITY AND EXPENSE RISK CHARGE
       First Fortis assesses each subaccount of the Opportunity Variable Annuity and Masters Variable Annuity a daily charge for mortality and expense risk at an annual rate of 1.25% of the net assets. For the TD Waterhouse Variable Annuity, the mortality and expense risk charge is assessed at an annual rate of 0.45%.


5.     SURRENDER AND PREMIUM TAX CHARGES

       AMOUNT OF SURRENDER CHARGE
       Surrender charges apply only if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders. The surrender charge is based on a percentage of the amount of purchase payments surrendered. The percentage of payments is set at 5% during the first five years on the Opportunity Variable Annuity contracts with a sliding scale down to zero by the end of the fifth year, and is set at 7% during the first seven years of the Masters Variable Annuity contracts, with a sliding scale down to zero by the end of the seventh year.

       FREE SURRENDERS
       The following amounts can be withdrawn from the contract without a surrender charge:

       -  For TD Waterhouse Variable Annuity, there is no surrender charge.

       - Any purchase payments received more than five years prior to the surrender date for Opportunity Variable Annuity and seven years for Masters Variable Annuity and have not been previously surrendered.

       - In any contract year, up to 10% of the purchase payments received less than five years prior to the surrender date for Opportunity Variable Annuity and seven years prior to the surrender date for Masters Variable Annuity.

       - For Masters Variable Annuity, any earnings that have not been previously surrendered.

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


       PREMIUM TAXES
       Where premium taxes or similar assessments are imposed by states or other jurisdiction upon receipt of purchase payments, First Fortis pays such taxes on behalf of the contract owner and will deduct a charge for these amounts from the contract value upon surrender, death of the annuitant or contract owner, or annuitization of the contract. In jurisdictions where premium taxes or similar assessments are imposed at the time annuity payments begin, First Fortis will deduct a charge on a pro rata basis from the contract value at that time.

       Redemptions are reported prior to the deduction of surrender and premium tax charges which are paid directly to First Fortis. The surrender and premium tax charges collected by First Fortis were $120,622 and $191,947 in 2000 and 1999, respectively.


6.     FEDERAL INCOME TAXES

       The operations of the Account form part of, and are taxed with, the operations of First Fortis, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by income taxes on income distributions received by the subaccounts.


7.     RELATED PARTY TRANSACTIONS

       Fortis Advisers, Inc. ("Fortis Advisers"), an affiliate of First Fortis, provides investment management services to Fortis Series Fund, Inc. in exchange for investment advisory and management fees. Investment advisory and management fees are based on each portfolio's daily net assets and decrease through reduced percentages as average daily net assets increase. The fees represent an investment expense to Fortis Series Fund, Inc. which reduces the portfolios' net assets. The fees charged by Fortis Advisers are not available on an individual variable account basis. Fees for all variable accounts to which Fortis Advisers provided investment management services amounted to $28,398,906 and $21,779,394 in 2000 and 1999, respectively.


8.     SUBSEQUENT EVENT

       On April 1, 2001, Fortis, Inc. completed the sale (the "Sale") of its Fortis Financial Group division (the "Division") to The Hartford Financial Services Group ("The Hartford"). The Division includes, among other blocks of business, certain individual life insurance policies (including variable universal life insurance policies) and all annuity contracts (collectively, the "Insurance Contracts") written by Fortis Benefits Insurance Company (the "Company"). Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund (the "Fund").

FIRST FORTIS LIFE INSURANCE COMPANY VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


       To effect the Sale as it relates to the Company, Hartford Life Insurance Company, an indirect wholly-owned subsidiary of The Hartford, reinsured the Insurance Contracts on a 100% coinsurance basis and agreed to administer the Insurance Contracts going forward. Also as part of the Sale, Hartford Life and Accidence Insurance Company purchased 100% of the outstanding stock of Fortis Advisers, Inc. ("Fortis Advisers"), which is the investment adviser for the Fund. The Sale also included 100% of the outstanding stock of Fortis Investors, Inc., which is a wholly-owned subsidiary of Fortis Advisers and acts as principal distributor for the Fund. Fortis and the Company received in connection with the Sale aggregate cash consideration of approximately $1.15 billion from The Hartford and its affiliates.

APPENDIX A

PERFORMANCE INFORMATION

In advertising and other sales material for the Contracts, yield and total return information for the Subaccounts of the Separate Account may be included. The information below provides investment results for the indicated Subaccounts of the Separate Account. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

YIELD CALCULATIONS

Yield information for the Money Market Subaccount will be based on the seven days ended on a specified date. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account (after the deduction of all asset based charges) having a balance of one Accumulation Unit at the beginning of the period, subtracting a proportionate amount of the annual administrative charge (based on average Contract size), and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7), with the resulting yield figure carried to the nearest hundredth of one percent. The seven day yield for the Money Market Subaccount as of December 31, 2000 was 4.69%.

An effective yield may also be quoted for the Money Market Subaccount. Effective yield is calculated by compounding the current yield as follows:

                                                       365/7
           Effective Yield =  [(Base Period Return + 1)     ] - 1

The seven day effective yield for the Money Market Subaccount as of December 31, 2000 was 4.80%.

Yield information for the other Subaccounts will be based on the thirty days ended on a specified date and carried to the nearest hundredth of a percent, according to the following formula:

                                            a - b     6
                                Yield = 2 [(----- + 1)  - 1]
                                             cd

Where: a = net investment income earned during the period by the Portfolio whose shares are owned by the Subaccount.

         b = expenses accrued for the period, including a proportionate amount of the annual administrative charge (based on average Contract size),

         c = the average daily number of Accumulation Units outstanding during the period, and

         d = the offering price per Accumulation Unit at the end of the last day of the period.

The following table sets forth yield figures for the thirty days ended December 31, 2000:


                  SUBACCOUNT                                            YIELD
                  ----------                                            -----
         U.S. Government Securities......................................6.02%
         Diversified Income..............................................8.33%
         High Yield.....................................................12.49%
         Multisector Bond................................................1.75%

TOTAL RETURN CALCULATIONS

Total return information will be given for the one year and five year periods ended on a specific date, provided that, if the registration statement has been effective for a Subaccount only during a shorter period, then such shorter period will be used.

AVERAGE ANNUAL TOTAL RETURN

Total average annual compounded rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:

                 n
         P(1 + T)  = CSV

Where:   P = a hypothetical initial purchase payment of $1000,

         T = average annual total return,

         n = number of years, and

         CSV = end of period Cash Surrender Value of hypothetical $1,000 purchase payment made at the beginning of the period.


            Subaccount                  One Year Period     Five Year Period     Ten Year Period       Commencement
                                          Ended Dec 31,       Ended Dec 31,        Ended Dec 31,      to Dec 31, 2000
                                              2000                2000                 2000
------------------------------------  ---------------------------------------------------------------------------------
Growth Stock                                  -0.90%               16.81%             15.79%             14.66%
U.S. Government Securities                     6.78%                1.34%              3.17%              4.00%
Diversified Income                             2.51%                0.64%              3.33%              4.27%
Asset Allocation                              -4.67%               10.42%             10.62%             10.29%
Global Growth                                -22.41%                9.04%               NA               10.75%
High Yield                                   -11.20%               -1.98%               NA               -0.43%
Growth & Income                                0.23%               11.66%               NA               12.97%
Aggressive Growth                            -19.71%               15.13%               NA               14.92%
International Stock II                       -12.89%                1.69%               NA                3.83%
MultiSector Bond                              -0.66%               -2.44%               NA                0.55%
International Stock                          -14.35%                6.71%               NA                7.55%
Value                                         13.41%               NA                   NA               12.26%
S & P 500                                    -14.23%               NA                   NA               13.96%
Blue Chip                                     -7.27%               NA                   NA               15.19%
Mid Cap Stock                                  3.76%               NA                   NA                2.22%
Large Cap Growth                             -22.53%               NA                   NA                4.50%
Small Cap Value                               21.81%               NA                   NA                9.23%
Global Equity                                  NA                  NA                   NA                  NA
Investors Growth                               NA                  NA                   NA                  NA
Blue Chip II                                   NA                  NA                   NA                  NA
Capital Opportunities                          NA                  NA                   NA                  NA
American Leaders                               NA                  NA                   NA                  NA

CUMULATIVE TOTAL RETURN

Total cumulative rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:


         CTR = CSV - P  100
               -------
                P

Where:   P = a hypothetical initial purchase payment of $1,000,

         CTR = cumulative total return, and

         CSV = end of period Cash Surrender Value of hypothetical $1,000 purchase payment made at the beginning of the period.



            Subaccount                   One Year Period    Five Year Period     Ten Year Period      Commencement
                                           Ended Dec 31,      Ended Dec 31,        Ended Dec 31,     to Dec 31, 2000
                                              2000                2000                 2000
------------------------------------   --------------------------------------------------------------------------------
Growth Stock                                  -0.90%             117.48%              333.34%            465.90%
U.S. Government Securities                     6.78%               6.86%               36.60%             58.05%
Diversified Income                             2.51%               3.25%               38.75%             69.80%
Asset Allocation                              -4.67%              64.18%              174.42%            245.70%
Global Growth                                -22.41%              54.13%                NA               142.39%
High Yield                                   -11.20%              -9.52%                NA                -2.86%
Growth & Income                                0.23%              73.61%                NA               125.61%
Aggressive Growth                            -19.71%             102.24%                NA               152.82%
International Stock II                       -12.89%               8.76%                NA                25.33%
MultiSector Bond                              -0.66%             -11.60%                NA                 3.36%
International Stock                          -14.35%              38.39%                NA                54.72%
Value                                         13.41%               NA                   NA                71.59%
S & P 500                                    -14.23%               NA                   NA                84.08%
Blue Chip                                     -7.27%               NA                   NA                93.58%
Mid Cap Stock                                  3.76%               NA                   NA                 6.03%
Large Cap Growth                             -22.53%               NA                   NA                12.46%
Small Cap Value                               21.81%               NA                   NA                26.57%
Global Equity                                  NA                  NA                   NA               -10.86%
Investors Growth                               NA                  NA                   NA               -14.45%
Blue Chip II                                   NA                  NA                   NA               -16.22%
Capital Opportunities                          NA                  NA                   NA               -15.96%
American Leaders                               NA                  NA                   NA                 0.42%

Yield figures do not reflect any surrender charge, and yield and total return figures do not reflect any premium tax charge. Yield and total return figures do reflect the reimbursement of certain Fortis Series expenses. Current Fixed Account effective annual rates of interest may also be quoted in advertising and other sales materials, and these rates do not reflect any deductions or charges.

First Fortis may advertise its relative performance as compiled by outside organizations. Following is a list of ratings services which may be referred to in advertisements, along with the category in which the applicable Subaccount is included:


PORTFOLIO NAME            RATING SERVICE                                             CATEGORY
International Stock       Morningstar Publications, Inc.                             Foreign Stock
Subaccount                Lipper Analytical Services, Inc.                           International Fund
                          Variable Annuity Research & Data Service                   International Stock

Global Growth             Morningstar Publications, Inc.                             World Stock
Subaccount                Lipper Analytical Services, Inc.                           Global Fund
                          Variable Annuity Research & Data Service                   International Stock

Global Asset              Morningstar Publications, Inc.                             International Hybrid
Allocation Subaccount     Lipper Analytical Services, Inc.                           Global Flexible Portfolio
                          Variable Annuity Research & Data Service                   Balanced/International

Aggressive Growth         Morningstar Publications, Inc.                             Small Growth
Subaccount                Lipper Analytical Services, Inc.                           Small Cap Fund
                          Variable Annuity Research & Data Service                   Aggressive Growth

Small Cap Value           Morningstar Publications, Inc.                             Small Value
Subaccount                Lipper Analytical Services, Inc.                           Small Cap Fund
                          Variable Annuity Research & Data Service                   Small Company Funds

Growth Stock              Morningstar Publications, Inc.                             Mid Cap Growth
Subaccount                Lipper Analytical Services, Inc.                           Mid Cap Fund
                          Variable Annuity Research & Data Service                   Growth

Mid Cap Stock             Morningstar Publications, Inc.                             Mid Cap Blend
Subaccount                Lipper Analytical Services, Inc.                           Mid Cap Fund
                          Variable Annuity Research & Data Service                   All Equity Funds

Large Cap Growth          Morningstar Publications, Inc.                             Large Blend
Subaccount                Lipper Analytical Services, Inc.                           Growth Fund
                          Variable Annuity Research & Data Service                   Growth

Blue Chip Stock           Morningstar Publications, Inc.                             Large Blend
Subaccount                Lipper Analytical Services, Inc.                           Growth Fund
                          Variable Annuity Research & Data Service                   Growth

S&P 500 Index             Morningstar Publications, Inc.                             Large Blend
Subaccount                Lipper Analytical Services, Inc.                           Index Fund
                          Variable Annuity Research & Data Service                   Growth and Income Funds

Growth & Income           Morningstar Publications, Inc.                             Mid Cap Blend
Subaccount                Lipper Analytical Services, Inc.                           Growth & Income
                          Variable Annuity Research & Data Service                   Growth and Income

Value Subaccount          Morningstar Publications, Inc.                             Large Blend
                          Lipper Analytical Services, Inc.                           Growth & Income
                          Variable Annuity Research & Data Service                   Equity-Income


Asset Allocation          Morningstar Publications, Inc.                             Domestic Hybrid
Subaccount                Lipper Analytical Services, Inc.                           Flexible Portfolio
                          Variable Annuity Research & Data Service                   Balanced

Multisector Bond          Morningstar Publications, Inc.                             International Bond
Subaccount                Lipper Analytical Services, Inc.                           Global Income
                          Variable Annuity Research & Data Service                   International Bonds

High Yield                Morningstar Publications, Inc.                             High Yield Bond
Subaccount                Lipper Analytical Services, Inc.                           High Current Yield
                          Variable Annuity Research & Data Service                   Corporate Bond High Yield

Diversified Income        Morningstar Publications, Inc.                             Intermediate-Term Bond
Subaccount                Lipper Analytical Services, Inc.                           Corp Debt BBB Rated
                          Variable Annuity Research & Data Service                   Corporate Bond General Funds

U.S. Government           Morningstar Publications, Inc.                             Intermediate Government
Subaccount                Lipper Analytical Services, Inc.                           Intermediate U.S. Govt.
                          Variable Annuity Research & Data Service                   Government Bond General Funds

Money Market              Morningstar Publications, Inc.                             Money Market
Subaccount                Lipper Analytical Services, Inc.                           Money Market
                          Variable Annuity Research & Data Service                   Money Market



ADDITIONAL PERFORMANCE INFORMATION

Additionally, from time to time, First Fortis may include in advertising the net effective annual yield of an investment in a Contract as compared with the current before-tax and after-tax yield of CD's (insured fixed rate certificates of deposit issued by financial institutions). While the yield may be compared to that of CD's, the yield of a variable Subaccount is not fixed and an investment in a Contract is not FDIC insured.

                                        PART C
                                  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     a.   Financial Statements

          Included in Part A:

          None

          Included in Part B:

          With Respect to First Fortis Life Insurance Company:


               Report of Independent Auditors
               Balance Sheets as of December 31, 2000 and 1999
               Statements of Operations for the years ended December 31,
                    2000, 1999 and 1998
               Statements of Changes in Shareholder's Equity for the years ended December 31, 2000, 1999, and 1998
               Statements of Cash Flows for the years ended December 31, 2000,
                    1999 and 1998
               Notes to Financial Statements


          With Respect to Separate Account A of First Fortis Life Insurance
          Company:


          Report of Independent Auditors
          Statement of Net Assets as of December 31, 2000
          Statement of Operations and Changes in Net Assets for the years ended December 31, 2000 and December 31, 1999
          Notes to Financial Statements


     b.   Exhibits:

          1. Resolution of the Board of Directors of First Fortis Life Insurance Company effecting the establishment of Variable Account
               A. (Incorporated by reference from registrant's Form N-4 registration statement, File No. 33-71686, filed April 11, 1994.

          2. Not applicable.

          3. (a) Form of Principal Underwriter and Servicing Agreement -- included as part of Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of the registrant filed April 11, 1994, File No. 33-71686, and incorporated herein by reference.


               (b) Form of Dealer Sales Agreement -- included as part of Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of the registrant filed April 11, 1994, File No. 33-71686, and incorporated herein by reference.

               (c) Form of Supplement to Dealer Sales Agreement -- included as part of Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of the registration filed April 11, 1994, File No. 33-71686, and incorporated herein by reference.

          4.   (a)  Form of Combination Fixed and Variable Annuity Contract
                    -- filed as a part of this Form N-4, Registration Statement No. 33-71688 on April 27, 1995, and incorporated by reference.

               (b) Form of IRA Endorsement -- filed as a part of this Form N-4, Registration Statement No. 33-71688 on April 27, 1995, and incorporated by reference.

               (c) Form of Section 403(b) Annuity Endorsement -- filed as a part of this Form N-4, Registration Statement No. 33-71688 on April 27, 1995, and incorporated by reference.

               (d) Form of Automatic Portfolio Rebalancing Endorsement -- filed as a part of this Form N-4, Registration Statement No. 33-71688 on April 27, 1995, and incorporated by reference.

               (e) Form of Systematic Withdrawal Option Endorsement -- filed as a part of this Form N-4, Registration Statement No. 33-71688 on April 27, 1995, and incorporated by reference.

               (f) Form of Systematic Transfer Endorsement -- filed as a part of this Form N-4, Registration Statement No. 33-71688 on April 27, 1995, and incorporated by reference.

          5. Form of Application to be used in connection with Contract filed as Exhibit 4 (a) -- filed as a part of this Form N-4, Registration Statement No. 33-71688 on April 27, 1995, and incorporated by reference.

          6. (a) Charter First Fortis Life Insurance Company -- filed as a part of Form 10-K, File No. 33-71690 on March 29, 1996, and incorporated by reference.

               (b) By-laws of First Fortis Life Insurance Company. (Incorporated by reference from Form N-4 Registration Statement No. 33-71686, filed on November 15, 1993.)

          7.   None.

          8. Administrative Service Agreement -- filed as a part of Form 10-K, File No. 33-71690 on March 29, 1996, and incorporated by reference.

          9. Opinion and consent of David A. Peterson, Esq., Corporate Counsel of Fortis Benefits Insurance Company, as to the legality of the securities being registered -- filed as a part of this Form N-4, Registration Statement No. 33-71688, on November 15, 1993.


          10. (a) Consent of PricewaterhouseCoopers LLP and Ernst & Young LLP --filed herewith.


               (b) Power of Attorney for Mr. Rutherfurd, and Madame Gharib. (Incorporated by reference from Form N-4 registration statement No. 33-71686 filed on November 15, 1993.)

               (c) Power of Attorney for Messrs. Gardner, Nelson and Galston. (Incorporated by reference from Form N-4 registration statement No. 33-71686 filed April 11, 1994).

               (d) Power of Attorney for Messrs. Keller and Kopperud. (Incorporated by reference from Form N-4, Registration Statement No. 33-71686, filed simultaneously herewith.)

          11. Not applicable.

          12. Not applicable.

          13. Schedules of computation of each performance quotation provided in the registration statement pursuant to Item 21 -- filed herewith.

Item 25.  DIRECTORS AND OFFICERS OF FIRST FORTIS

     The directors, executive officers, and other officers of First Fortis are listed below.


Name and Principal
 Business Address
------------------

Officer-Director                           Office With Depositor
----------------                           ---------------------
Robert B. Pollock (2)                      President, Chief Executive Officer
                                           Chairman of Board

Terry J. Kryshak (1)                       Sr. Vice President and Chief
                                           Administrative Officer

Larry M. Cains (2)                         Treasurer

Other Directors                            Office with Depositor
---------------                            ---------------------
Susie Gharib
CNBC
424 W. 33rd Street
New York, NY  1001

Dale Edward Gardner
Gardner & Buhl
Bridge Street
Roxbury, NY  12474

Kenneth W. Nelson
Tech Products, Inc.
15 Beach Street
Staten Island, NY 10304

Esther L. Nelson
c/o Glimmerglass Opera
7300 State Highway 80
Cooperstown, NY 13326


Clarence Elkus Galston
10 Longwood Drive, Apt. 330
Westwood, MA 02090


Barbara R. Hege (2)                        Chief Financial Officer.




Other Officers
--------------
Jerome A. Atkinson (2)                     Secretary

Melissa J. Hall (2)                        Assistant Treasurer

Paula M. SeGuin (1)                        Assistant Secretary

Katherine L. Greenzang (2)                 Assistant Secretary

Kevin Borchert (3)                         Corporate Actuary

Dianna Duvall (3)                          Officer

Sheryle Ohme                               Officer
Fortis Benefits Insurance Company
Minneapolis Benefit Company
6600 France Avenue South
Minneapolise, MN 55435

Tom Vargo (3)                              Officer

Brad Johnson (3)                           Officer

-------------------------


(1) Address: 308 Maltbie St., Suite 200, Syracuse, NY 13204

(2) Address: Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(3) Address: Fortis Benefits Insurance Company, 2323 Grand Blvd., Kansas City,
             MO 64108
-------------------------

Item 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

Separate Account A of First Fortis Life Insurance Company is a separate account of First Fortis. This separate account, and Fortis Series Fund, Inc. may be deemed to be controlled by First Fortis, although First Fortis follows voting instructions of variable insurance contract owners with respect to voting on certain important matters in connection with these entities. This separate account is created under New York law and is the funding media for variable annuity contracts issued by First Fortis.

The chart indicating the persons controlled by or under common control with First Fortis included as part of Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of the registrant filed April 11, 1994, File 33-71686 and is incorporated herein by reference. First Fortis has no subsidiaries.

Items 27. NUMBER OF CONTRACT OWNERS


     As of February 28, 2001 there were 1,101 Contract Owners.


Item 28.  INDEMNIFICATION

Pursuant to the Principal Underwriter and Administrative Servicing Agreement filed as Exhibit 3(a) and (b) to this Registration Statement and incorporated by this reference, First Fortis has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for damages and expenses arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, unless the misstatement or omission was based on information supplied by Fortis Investors; provided, however, that no such indemnity will be made to Fortis Investors or its controlling persons for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations under such agreement. This indemnity could apply to certain directors, officers or controlling persons of the Separate Account by virtue of the fact that they are also agents, employees or controlling persons of Fortis Investors. Pursuant to the Principal Underwriter and Servicing Agreement, Fortis Investors has agreed to indemnify Separate Account A, First Fortis, and each of its officers, directors and controlling persons for damages and expenses (1) arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, if the misstatement or omission was based on information furnished by Fortis Investors or (2) otherwise arising out of Fortis Investors' negligence, bad faith, willful misfeasance or reckless disregard of its responsibilities. Pursuant to its Dealer Sales Agreements, a form of which is filed as Exhibit 3
(c) and (d) to this registration statement and is incorporated herein by this reference, firms that sell the Contracts agree to indemnify First Fortis, Fortis Investors, the Separate Account, and their officers, directors, employees, agents, and controlling persons from liabilities and expenses arising out of the wrongful conduct or omissions of said selling firm or its officers, directors, employees, controlling persons or agents.

Also, First Fortis' By-Laws (see Article VII, which is incorporated herein by reference from Exhibit 6(b) to this Registration Statement) provide for indemnity and payment of expenses of First Fortis' officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of First Fortis or the Separate Account pursuant to the foregoing provisions, or otherwise, First Fortis and the Separate Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by First Fortis of expenses incurred or paid by a director, officer or controlling person of First Fortis or the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS


     (a) Woodbury Financial Services, Inc. is the principal underwriter for Variable Account A. Woodbury Financial Services, Inc. also acts as the principal underwriter for the following registered investment companies (in addition to Separate Account A and Fortis Series Fund, Inc.): Variable Account C and D of Fortis Benefits Insurance Company, Fortis Advantage Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Growth Fund, Inc., Fortis Money Portfolios, Inc., Fortis Tax-Free Portfolios, Inc., and Fortis Income Portfolios, Inc.


     (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Woodbury Financial Services, Inc.:

Name and Principal                         Positions and Offices
 Business Address                            with Underwriter
------------------                         ---------------------

Robert Kerzner**                           Chief Executive Officer and President
Walter White*                              Senior Vice President of Operations
                                           and Operations Principal
Carol Houghtby*                            Chief Financial Officer, Treasurer
                                           and Financial Principal
Roger Arnold*                              Senior Vice President of Sales
John Hite*                                 Vice President, Secretary and Chief
                                           Legal Officer
Mark Cadalbert*                            Chief Compliance Officer


-------------------------
*    Address: 500 Bielenberg Drive, Woodbury, MN 55125.
**            200 Hopmeadow Street, Simsbury CT  06089
     (c) None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS


The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 thereunder are maintained by First Fortis, Woodbury Financial Services, Inc. and Fortis Advisers, Inc., at 500 Bielenberg Drive, Woodbury, Minnesota 55125 and 220 Salina Meadows Parkway, Suite 255, Syracuse, New York 13220.


Item 31.  MANAGEMENT SERVICES

First Fortis entered into an Administrative Services Agreement with Fortis Benefits Insurance Company which is dated March 1, 1994 and which has been subsequently amended. Pursuant to that agreement, Fortis Benefits provides certain management and management support services, as generally described below, to First Fortis and Fortis Benefits is reimbursed by First Fortis for these services on the basis of Fortis Benefits' costs, apportioned on an equitable basis, for providing those services. Those services which Fortis Benefits provides pursuant to that agreement relating to First Fortis' group life, health, and disability insurance business and its individual annuity business are generally as follows: (1) in-house legal services, (2) computer hardware and systems services for maintenance of corporate accounting and policyholder records, and (3) training services for new products. Fortis Benefits additionally provides actuarial services, including product development, pricing, valuation and compliance services, relating to First Fortis' individual annuity business. Prior to 1994, Fortis Benefits provided more extensive services to First Fortis relating to its group life, health, and disability insurance business.


Additionally, pursuant to an agreement with Fortis, Inc. and Hartford Administrative Services Company, Fortis, Inc. and Hartford Administrative Services Company provides First Fortis with investment and general management services.



First Fortis paid the above described affiliates the following sums for those described services for its fiscal years ended December 31, 1998, December 31, 1999, and December 31, 2000, respectively: $1,712,000, $1,541,000 and $______.


Item 32.  UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the



          Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free phone number, postcard, or similar written communication affixed to or included in the Prospectus that the applicant can call or remove to send for a Statement of Additional Information;

     (c) to deliver a Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     First Fortis Life Insurance Company represents:

     (a) that the fees and charges imposed under the provisions of the Contract covered by this registration statement, in the aggregate, are reasonable in relation to the services to be rendered by the Registrant associated with the Contracts, the expenses to be incurred by the Registrant associated with the Contracts, and the risks assumed by the Registrant associated with the Contracts.

The Registrant intends to rely on the no-action response dated November 28, 1988 from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1) - (4) thereof.

                                      SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the Town of Salina, County of Onondaga, State of New York on this 17th day of April, 2001.



                              SEPARATE ACCOUNT A OF
                              FIRST FORTIS LIFE INSURANCE COMPANY
                                   (Registrant)
                              By: FIRST FORTIS LIFE INSURANCE COMPANY


                              By:  /s/ Robert B. Pollock
                                   ---------------------------------------------
                                   Robert B. Pollock
                                   President and Chief Executive Officer
                                   (Principal Executive Officer)


                              FIRST FORTIS LIFE INSURANCE COMPANY
                                   (Depositor)


                              By:  /s/ Robert B. Pollock
                                   ---------------------------------------------
                                   Robert B. Pollock
                                   President and Chief Executive Officer
                                   (Principal Executive Officer)


As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amended Registration Statement has been signed by the following persons, in the capacities indicated, on April 17, 2001.




Signature                                Title With First Fortis
---------                                -----------------------

 /s/                                     President,  Chief Executive Officer
-----------------------------------      Chairman of the Board (Principal
 Robert B. Pollock                       Executive Officer)

 /s/                                     Sr. Vice President and Chief
-----------------------------------      Administrative Officer and Director
 Terry J. Kryshak


  /s/                                    Treasurer and Director
-----------------------------------      (Principal Financial Officer)
 Larry M. Cains


 /s/                                     Chief Financial Officer
-----------------------------------      (Principal Accounting Officer)
 Barbara R. Hege


*
-----------------------------------
 Allen R. Freedman                       Director


*
-----------------------------------
 Dale Edward Gardner                     Director


*
-----------------------------------
 Kenneth Warwick Nelson                  Director



-----------------------------------
 Esther L. Nelson                        Secretary


*
-----------------------------------
 Clarence Elkus Galston                  Director


*By  /s/
     ------------------------------
     Terry J. Kryshak
     Attorney-in-fact

                                    EXHIBIT INDEX



10(a)      Consent of PricewaterhouseCoopers LLP

10(a)(1)   Consent of Ernst & Young LLP

13         Schedules of Computation